UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.

(Exact name of registrant as specified in charter)

P.O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (860) 843-9934

Date of fiscal year end: December 31st

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

SIGNATURES

Certifications

Item 1. Schedule of Investments.

American Funds Asset Allocation HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
2,961	American Funds Insurance Series - Asset Allocation Fund Class 1		$63,034

	Total investment companies
	(cost $51,879)		$63,034

	Total investments
	(cost $51,879) ▲	100.0%	$63,034
	Other assets and liabilities	—%	(13)
	Total net assets	100.0%	$63,021

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $53,710 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$9,324
Unrealized Depreciation	—
Net Unrealized Appreciation	$9,324

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$63,034
Total	$63,034

American Funds Blue Chip Income and Growth HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,436	American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1		$41,443

	Total investment companies
	(cost $32,045)		$41,443

	Total investments
	(cost $32,045) ▲	100.0%	$41,443
	Other assets and liabilities	—%	(12)
	Total net assets	100.0%	$41,431

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $33,044 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,399
Unrealized Depreciation	—
Net Unrealized Appreciation	$8,399

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$41,443
Total	$41,443

1

American Funds Bond HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
21,589	American Funds Insurance Series - Bond Fund Class 1		$235,748

	Total investment companies
	(cost $232,292)		$235,748

	Total investments
	(cost $232,292) ▲	100.0%	$235,748
	Other assets and liabilities	—%	(26)
	Total net assets	100.0%	$235,722

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $233,129 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,619
Unrealized Depreciation	—
Net Unrealized Appreciation	$2,619

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$235,748
Total	$235,748

American Funds Global Bond HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.1%
1,513	American Funds Insurance Series - Global Bond Fund Class 1		$17,917

	Total investment companies
	(cost $18,500)		$17,917

	Total investments
	(cost $18,500) ▲	100.1%	$17,917
	Other assets and liabilities	(0.1)%	(10)
	Total net assets	100.0%	$17,907

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $18,552 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(635)
Net Unrealized Depreciation	$(635)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$17,917
Total	$17,917

2

American Funds Global Growth and Income HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
4,612	American Funds Insurance Series - Global Growth and Income Fund Class 1		$55,065

	Total investment companies
	(cost $36,980)		$55,065

	Total investments
	(cost $36,980) ▲	100.0%	$55,065
	Other assets and liabilities	—%	(13)
	Total net assets	100.0%	$55,052

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $38,875 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$16,190
Unrealized Depreciation	—
Net Unrealized Appreciation	$16,190

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$55,065
Total	$55,065

American Funds Global Growth HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
866	American Funds Insurance Series - Global Growth Fund Class 1		$24,121

	Total investment companies
	(cost $16,636)		$24,121

	Total investments
	(cost $16,636) ▲	100.0%	$24,121
	Other assets and liabilities	—%	(10)
	Total net assets	100.0%	$24,111

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $18,227 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,894
Unrealized Depreciation	—
Net Unrealized Appreciation	$5,894

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$24,121
Total	$24,121

3

American Funds Global Small Capitalization HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
2,521	American Funds Insurance Series - Global Small Capitalization Fund Class 1		$61,263

	Total investment companies
	(cost $44,984)		$61,263

	Total investments
	(cost $44,984) ▲	100.0%	$61,263
	Other assets and liabilities	—%	(11)
	Total net assets	100.0%	$61,252

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $47,385 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$13,878
Unrealized Depreciation	—
Net Unrealized Appreciation	$13,878

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$61,263
Total	$61,263

American Funds Growth HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
4,714	American Funds Insurance Series - Growth Fund Class 1		$344,194

	Total investment companies
	(cost $191,088)		$344,194

	Total investments
	(cost $191,088) ▲	100.0%	$344,194
	Other assets and liabilities	—%	(35)
	Total net assets	100.0%	$344,159

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $200,232 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$143,962
Unrealized Depreciation	—
Net Unrealized Appreciation	$143,962

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$344,194
Total	$344,194

4

American Funds Growth-Income HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
4,136	American Funds Insurance Series - Growth-Income Fund Class 1		$191,916

	Total investment companies
	(cost $117,780)		$191,916

	Total investments
	(cost $117,780) ▲	100.0%	$191,916
	Other assets and liabilities	—%	(24)
	Total net assets	100.0%	$191,892

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $121,650 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$70,266
Unrealized Depreciation	—
Net Unrealized Appreciation	$70,266

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$191,916
Total	$191,916

American Funds International HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
11,384	American Funds Insurance Series - International Fund Class 1		$226,418

	Total investment companies
	(cost $172,460)		$226,418

	Total investments
	(cost $172,460) ▲	100.0%	$226,418
	Other assets and liabilities	—%	(20)
	Total net assets	100.0%	$226,398

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $178,489 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$47,929
Unrealized Depreciation	—
Net Unrealized Appreciation	$47,929

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$226,418
Total	$226,418

5

American Funds New World HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
1,440	American Funds Insurance Series - New World Fund Class 1		$35,026

	Total investment companies
	(cost $30,330)		$35,026

	Total investments
	(cost $30,330) ▲	100.0%	$35,026
	Other assets and liabilities	—%	(11)
	Total net assets	100.0%	$35,015

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $32,355 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,671
Unrealized Depreciation	—
Net Unrealized Appreciation	$2,671

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2013, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$35,026
Total	$35,026

6

Hartford Balanced HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 67.9%
	Automobiles and Components - 0.7%
1,291	Ford Motor Co.	$21,773

	Banks - 3.7%
528	BB&T Corp.	17,834
498	PNC Financial Services Group, Inc.	36,067
1,519	Wells Fargo & Co.	62,755
		116,656
	Capital Goods - 5.7%
360	3M Co.	42,961
187	Boeing Co.	21,915
465	Ingersoll-Rand plc	30,191
566	PACCAR, Inc.	31,489
293	Stanley Black & Decker, Inc.	26,576
226	United Technologies Corp.	24,355
		177,487
	Consumer Durables and Apparel - 0.5%
133	PVH Corp.	15,774

	Diversified Financials - 6.2%
179	Ameriprise Financial, Inc.	16,299
112	BlackRock, Inc.	30,339
818	Citigroup, Inc.	39,698
149	Goldman Sachs Group, Inc.	23,616
740	Invesco Ltd.	23,595
1,202	JP Morgan Chase & Co.	62,146
		195,693
	Energy - 6.9%
328	Anadarko Petroleum Corp.	30,535
422	BP plc ADR	17,729
270	Chevron Corp.	32,748
88	EOG Resources, Inc.	14,834
477	Exxon Mobil Corp.	41,035
524	Halliburton Co.	25,250
238	Occidental Petroleum Corp.	22,276
340	Southwestern Energy Co. ●	12,367
796	Statoilhydro ASA ADR	18,050
		214,824
	Food and Staples Retailing - 1.0%
524	CVS Caremark Corp. ●	29,710

	Food, Beverage and Tobacco - 3.4%
158	Anheuser-Busch InBev N.V. ADR	15,684
143	Diageo plc ADR	18,147
180	Kraft Foods Group, Inc.	9,446
259	PepsiCo, Inc.	20,598
227	Philip Morris International, Inc.	19,644
593	Unilever N.V. NY Shares ADR	22,365
		105,884
	Health Care Equipment and Services - 2.6%
370	Baxter International, Inc.	24,288
415	Covidien plc	25,293
433	UnitedHealth Group, Inc.	31,036
		80,617
	Insurance - 2.4%
528	American International Group, Inc.	25,663
798	Marsh & McLennan Cos., Inc.	34,731
515	Unum Group	15,685
		76,079
	Materials - 1.9%
586	Dow Chemical Co.	22,519
481	International Paper Co.	21,563
299	Nucor Corp.	14,677
		58,759
	Media - 2.8%
280	CBS Corp. Class B	15,459
583	Comcast Corp. Class A	26,317
551	Thomson Reuters Corp.	19,298
428	Walt Disney Co.	27,624
		88,698
	Pharmaceuticals, Biotechnology and Life Sciences - 9.6%
450	Agilent Technologies, Inc.	23,062
213	Amgen, Inc.	23,888
256	Bristol-Myers Squibb Co.	11,825
191	Celgene Corp. ●	29,333
1,003	Daiichi Sankyo Co., Ltd.	18,220
296	Gilead Sciences, Inc. ●	18,626
137	Johnson & Johnson	11,901
1,067	Merck & Co., Inc.	50,812
527	Pfizer, Inc.	15,118
134	Roche Holding AG	36,186
465	UCB S.A.	28,329
332	Vertex Pharmaceuticals, Inc. ●	25,155
288	Zoetis, Inc.	8,967
		301,422
	Retailing - 4.1%
11,702	Allstar Co. ⌂†	20,090
59	AutoZone, Inc. ●	25,097
11,241	Buck Holdings L.P. ⌂†	785
346	Kohl's Corp.	17,922
963	Lowe's Co., Inc.	45,833
304	Nordstrom, Inc.	17,108
		126,835
	Semiconductors and Semiconductor Equipment - 3.4%
565	Analog Devices, Inc.	26,567
1,121	Intel Corp.	25,704
972	Maxim Integrated Products, Inc.	28,966
568	Xilinx, Inc.	26,630
		107,867
	Software and Services - 5.7%
330	Accenture plc	24,332
330	Automatic Data Processing, Inc.	23,875
469	eBay, Inc. ●	26,191
49	Google, Inc. ●	42,902
1,311	Microsoft Corp.	43,664
664	Symantec Corp.	16,435
		177,399
	Technology Hardware and Equipment - 5.1%
110	Apple, Inc. ●	52,356
2,570	Cisco Systems, Inc.	60,182
1,375	EMC Corp.	35,134
185	Qualcomm, Inc.	12,459
		160,131

1

Hartford Balanced HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 67.9% - (continued)
	Telecommunication Services - 0.4%
396	Vodafone Group plc ADR	$13,930

	Transportation - 0.7%
191	FedEx Corp.	21,813

	Utilities - 1.1%
444	NextEra Energy, Inc.	35,614

	Total common stocks
	(cost $1,535,726)	$2,126,965

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.2%
	Finance and Insurance - 0.1%
	Ally Master Owner Trust
$4,885	1.54%, 09/15/2019	$4,826
	Goldman Sachs Mortgage Securities Corp. II
110	2.79%, 03/06/2020 ■Δ	110
	New Century Home Equity Loan Trust
8	0.47%, 03/25/2035 Δ	8
		4,944

	Wireless Telecommunication Services - 0.1%
	SBA Tower Trust
2,035	4.25%, 04/15/2015 ■Δ	2,073

	Total asset & commercial mortgage backed securities
	(cost $7,036)	$7,017

CORPORATE BONDS - 10.9%
	Air Transportation - 0.3%
	Continental Airlines, Inc.
$3,632	5.98%, 04/19/2022	$3,886
	Southwest Airlines Co.
2,700	5.75%, 12/15/2016	3,010
2,702	6.15%, 08/01/2022	3,107
		10,003
	Arts, Entertainment and Recreation - 0.8%
	CBS Corp.
6,860	3.38%, 03/01/2022	6,553
575	5.75%, 04/15/2020	642
	Comcast Corp.
1,000	4.50%, 01/15/2043	941
1,740	4.65%, 07/15/2042	1,655
4,500	5.90%, 03/15/2016	5,029
	DirecTV Holdings LLC
3,310	6.38%, 03/01/2041	3,269
	Discovery Communications, Inc.
280	3.25%, 04/01/2023	264
325	4.88%, 04/01/2043	300
250	4.95%, 05/15/2042	231
	News America, Inc.
385	4.00%, 10/01/2023 ■	385
1,275	4.50%, 02/15/2021	1,354
	Time Warner Cable, Inc.
4,120	5.85%, 05/01/2017	4,480
	Viacom, Inc.
835	3.88%, 12/15/2021	827
		25,930
	Beverage and Tobacco Product Manufacturing - 0.5%
	Altria Group, Inc.
2,050	4.50%, 05/02/2043	1,773
2,445	4.75%, 05/05/2021	2,594
	Anheuser-Busch InBev Worldwide, Inc.
3,205	7.75%, 01/15/2019	4,033
	BAT International Finance plc
2,775	3.25%, 06/07/2022 ■	2,710
	Coca-Cola Co.
500	3.30%, 09/01/2021	512
	Diageo Capital plc
1,925	2.63%, 04/29/2023	1,773
	Molson Coors Brewing Co.
60	2.00%, 05/01/2017	61
765	3.50%, 05/01/2022	760
495	5.00%, 05/01/2042	482
	Philip Morris International, Inc.
270	5.65%, 05/16/2018	312
		15,010
	Computer and Electronic Product Manufacturing - 0.1%
	Apple, Inc.
1,930	2.40%, 05/03/2023	1,747
685	3.85%, 05/04/2043	574
		2,321
	Couriers and Messengers - 0.0%
	FedEx Corp.
270	2.63%, 08/01/2022	248
405	2.70%, 04/15/2023	372
		620
	Finance and Insurance - 5.4%
	ACE INA Holdings, Inc.
700	5.88%, 06/15/2014	725
	American Express Centurion Bank
6,350	6.00%, 09/13/2017	7,364
	American International Group, Inc.
925	4.13%, 02/15/2024 ☼	926
	Avalonbay Communities, Inc.
760	3.63%, 10/01/2020	772
	Bank of America Corp.
4,500	5.00%, 05/13/2021	4,833
200	7.38%, 05/15/2014	208
	Barclays Bank plc
2,150	2.38%, 01/13/2014	2,162
	BNP Paribas
305	3.25%, 03/03/2023	286
	BP Capital Markets plc
140	3.99%, 09/26/2023	141
2,850	4.75%, 03/10/2019	3,153
	Brandywine Operating Partnership L.P.
2,010	6.00%, 04/01/2016	2,204
	Capital One Financial Corp.
2,460	2.15%, 03/23/2015	2,500
	CDP Financial, Inc.
3,475	4.40%, 11/25/2019 ■	3,855

2

Hartford Balanced HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 10.9% - (continued)
	Finance and Insurance - 5.4% - (continued)
	Citigroup, Inc.
$3,000	5.85%, 08/02/2016	$3,342
2,700	6.13%, 05/15/2018	3,123
546	6.88%, 03/05/2038	675
520	8.13%, 07/15/2039	722
	Credit Agricole S.A.
3,950	3.50%, 04/13/2015 ■	4,091
	Discover Financial Services, Inc.
3,620	6.45%, 06/12/2017	4,113
	Eaton Vance Corp.
614	6.50%, 10/02/2017	708
	Everest Reinsurance Holdings, Inc.
4,525	5.40%, 10/15/2014	4,725
	Ford Motor Credit Co. LLC
2,665	3.00%, 06/12/2017	2,739
	General Electric Capital Corp.
4,300	4.63%, 01/07/2021	4,614
5,000	5.88%, 01/14/2038	5,519
	Goldman Sachs Group, Inc.
6,000	5.63%, 01/15/2017	6,609
1,700	6.15%, 04/01/2018	1,944
2,590	6.25%, 02/01/2041	2,902
	HCP, Inc.
2,030	6.00%, 01/30/2017	2,283
	HSBC Holdings plc
3,010	6.10%, 01/14/2042	3,564
	ING Bank N.V.
5,200	3.75%, 03/07/2017 ■	5,462
	Jackson National Life Insurance Co.
6,250	8.15%, 03/15/2027 ■	7,597
	JP Morgan Chase & Co.
2,240	3.25%, 09/23/2022	2,113
2,000	4.95%, 03/25/2020	2,188
6,035	5.13%, 09/15/2014	6,283
1,080	5.40%, 01/06/2042	1,136
	Korea Finance Corp
965	2.88%, 08/22/2018	969
	Loews Corp.
835	2.63%, 05/15/2023	764
	Merrill Lynch & Co., Inc.
1,000	6.40%, 08/28/2017	1,150
6,000	6.88%, 04/25/2018	7,071
	Morgan Stanley
250	5.63%, 09/23/2019	279
	National City Corp.
4,250	6.88%, 05/15/2019	5,071
	Nordea Bank AB
1,790	3.70%, 11/13/2014 ■	1,850
	Postal Square L.P.
12,788	8.95%, 06/15/2022	16,769
	Prudential Financial, Inc.
3,000	5.50%, 03/15/2016	3,300
	Rabobank Netherlands
3,900	3.20%, 03/11/2015 ■	4,037
	Republic New York Capital I
500	7.75%, 11/15/2026	508
	Southern Capital Corp.
48	5.70%, 06/30/2022 ■	50
	Sovereign Bancorp, Inc.
4,795	8.75%, 05/30/2018	5,722
	Svenska Handelsbanken AB
2,900	4.88%, 06/10/2014 ■	2,988
	UBS AG Stamford
235	5.88%, 12/20/2017	271
	Wachovia Corp.
10,000	5.25%, 08/01/2014	10,384
1,000	5.75%, 06/15/2017	1,150
	WEA Finance LLC
1,450	7.13%, 04/15/2018 ■	1,726
	Wellpoint, Inc.
421	3.30%, 01/15/2023	397
		170,037
	Food Manufacturing - 0.5%
	ConAgra Foods, Inc.
265	1.90%, 01/25/2018	261
235	3.20%, 01/25/2023	220
	Kellogg Co.
3,900	4.00%, 12/15/2020	4,128
	Kraft Foods Group, Inc.
555	2.25%, 06/05/2017	566
535	3.50%, 06/06/2022	529
605	5.00%, 06/04/2042	599
285	5.38%, 02/10/2020	322
	Mondelez International, Inc.
3,800	4.13%, 02/09/2016	4,057
	Wrigley Jr., William Co.
3,900	3.70%, 06/30/2014 ■	3,978
		14,660
	Health Care and Social Assistance - 0.3%
	Amgen, Inc.
3,300	5.15%, 11/15/2041	3,204
	GlaxoSmithKline Capital, Inc.
2,370	2.80%, 03/18/2023	2,238
	Kaiser Foundation Hospitals
326	3.50%, 04/01/2022	318
640	4.88%, 04/01/2042	628
	McKesson Corp.
100	2.85%, 03/15/2023	94
	Merck & Co., Inc.
1,640	2.80%, 05/18/2023	1,551
630	4.15%, 05/18/2043	583
	Zoetis, Inc.
150	3.25%, 02/01/2023 ■	143
180	4.70%, 02/01/2043 ■	168
		8,927
	Information - 0.8%
	America Movil S.A.B. de C.V.
635	3.13%, 07/16/2022	585
530	4.38%, 07/16/2042	434
	AT&T, Inc.
2,510	6.80%, 05/15/2036	2,844
	BellSouth Telecommunications, Inc.
650	7.00%, 12/01/2095	682
	Cox Communications, Inc.
1,325	4.50%, 06/30/2043 ■	1,047
255	4.70%, 12/15/2042 ■	207

3

Hartford Balanced HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 10.9% - (continued)
	Information - 0.8% - (continued)
	France Telecom S.A.
$1,300	4.13%, 09/14/2021	$1,309
	Verizon Communications, Inc.
2,415	3.50%, 11/01/2021	2,375
4,795	4.50%, 09/15/2020	5,099
715	4.75%, 11/01/2041	639
3,590	6.40%, 09/15/2033	3,987
4,215	6.55%, 09/15/2043	4,758
		23,966
	Mining - 0.1%
	BHP Billiton Finance USA Ltd.
1,720	3.85%, 09/30/2023	1,733
	Rio Tinto Finance USA Ltd.
1,905	2.25%, 12/14/2018	1,878
		3,611
	Miscellaneous Manufacturing - 0.0%
	United Technologies Corp.
365	3.10%, 06/01/2022	359

	Motor Vehicle and Parts Manufacturing - 0.2%
	Daimler Finance NA LLC
5,600	2.63%, 09/15/2016 ■	5,772

	Petroleum and Coal Products Manufacturing - 0.5%
	Atmos Energy Corp.
5,875	6.35%, 06/15/2017	6,780
	EnCana Corp.
305	5.90%, 12/01/2017	350
	Gazprom Neft OAO via GPN Capital S.A.
1,100	4.38%, 09/19/2022 ■	1,012
	Motiva Enterprises LLC
420	5.75%, 01/15/2020 ■	480
	Ras Laffan Liquefied Natural Gas Co., Ltd.
1,200	5.50%, 09/30/2014 ■	1,251
	Shell International Finance B.V.
6,400	4.38%, 03/25/2020	7,054
		16,927
	Pipeline Transportation - 0.2%
	Kinder Morgan Energy Partners L.P.
5,000	6.95%, 01/15/2038	5,636

	Real Estate, Rental and Leasing - 0.2%
	ERAC USA Finance Co.
1,121	2.25%, 01/10/2014 ■	1,126
340	2.75%, 03/15/2017 ■	347
1,800	4.50%, 08/16/2021 ■	1,878
1,500	5.63%, 03/15/2042 ■	1,522
		4,873
	Retail Trade - 0.2%
	Amazon.com, Inc.
1,550	2.50%, 11/29/2022	1,413
	AutoZone, Inc.
900	3.13%, 07/15/2023	831
1,908	3.70%, 04/15/2022	1,869
	Lowe's Cos., Inc.
3,400	4.63%, 04/15/2020	3,775
		7,888
	Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Procter & Gamble Co.
8,593	9.36%, 01/01/2021	11,064

	Transportation Equipment Manufacturing - 0.0%
	Kansas City Southern de Mexico S.A. de C.V.
175	2.35%, 05/15/2020 ■	167

	Utilities - 0.4%
	Consolidated Edison Co. of NY
4,605	5.30%, 12/01/2016	5,223
	Indianapolis Power and Light
3,750	6.60%, 06/01/2037 ■	4,447
	Southern California Edison Co.
4,000	5.55%, 01/15/2037	4,477
		14,147
	Wholesale Trade - 0.0%
	Heineken N.V.
1,330	2.75%, 04/01/2023 ■	1,215
50	4.00%, 10/01/2042 ■	41
		1,256
	Total corporate bonds
	(cost $319,104)	$343,174

MUNICIPAL BONDS - 1.0%
	General Obligations - 0.2%
	California State GO, Taxable,
$1,235	7.55%, 04/01/2039	$1,608
	Chicago, IL, Metropolitan Water Reclamation GO,
685	5.72%, 12/01/2038	746
	Los Angeles, CA, USD GO,
4,300	5.75%, 07/01/2034	4,754
		7,108
	Health Care/Services - 0.1%
	University of California, Regents MedCenter Pooled Rev,
1,935	6.58%, 05/15/2049	2,271

	Higher Education (Univ., Dorms, etc.) - 0.1%
	University of California, Build America Bonds Rev,
1,960	5.77%, 05/15/2043	2,157

	Refunded - 0.1%
	Irvine Ranch, CA, Water Dist Joint Powers Agency,
2,870	2.61%, 03/15/2014	2,897

	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Sales Tax Rev,
2,200	6.00%, 12/01/2044	2,598

4

Hartford Balanced HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 1.0% - (continued)
	Transportation - 0.4%
	Bay Area, CA, Toll Auth Bridge Rev,
$3,100	6.26%, 04/01/2049	$3,743
	Illinois State Toll Highway Auth, Taxable Rev,
1,875	6.18%, 01/01/2034	2,131
	Maryland State Transportation Auth,
1,350	5.89%, 07/01/2043	1,510
	New York and New Jersey PA, Taxable Rev,
975	5.86%, 12/01/2024	1,125
570	6.04%, 12/01/2029	657
	North Texas Tollway Auth Rev,
3,400	6.72%, 01/01/2049	4,093
		13,259
	Total municipal bonds
	(cost $26,786)	$30,290

U.S. GOVERNMENT AGENCIES - 2.0%
	FHLMC - 1.7%
$121	2.29%, 04/01/2029 Δ	$126
52	4.00%, 03/01/2041	54
41,100	4.50%, 11/15/2039 - 10/15/2043 ☼	43,674
3,940	5.00%, 07/01/2028 - 10/15/2043 ☼	4,257
2,529	5.50%, 06/01/2037 - 10/15/2043 ☼	2,738
		50,849
	FNMA - 0.0%
171	4.78%, 02/01/2014	171
301	4.98%, 12/01/2013	302
149	5.00%, 02/01/2019 - 04/01/2019	159
–	6.50%, 11/01/2013	—
1	7.00%, 02/01/2029	1
		633
	GNMA - 0.3%
2,826	6.00%, 06/15/2024 - 06/15/2035	3,137
935	6.50%, 03/15/2026 - 02/15/2035	1,052
4,086	7.00%, 11/15/2031 - 11/15/2033	4,697
198	7.50%, 09/16/2035	230
786	8.00%, 09/15/2026 - 02/15/2031	866
26	9.00%, 07/20/2016 - 06/15/2022	26
		10,008
	Total U.S. government agencies
	(cost $60,422)	$61,490

U.S. GOVERNMENT SECURITIES - 15.7%
Other Direct Federal Obligations - 1.3%
	FFC - 0.6%
$17,617	4.40%, 12/06/2013 - 12/27/2013 ○	$17,596

	Tennessee Valley Authority - 0.7%
22,300	4.38%, 06/15/2015	23,806

		41,402
U.S. Treasury Securities - 14.4%
	U.S. Treasury Bonds - 2.4%
21,366	2.88%, 05/15/2043 ‡	18,134
6,862	3.13%, 02/15/2043	6,147
22,000	4.38%, 02/15/2038	24,912
18,000	6.00%, 02/15/2026 ‡	23,805
		72,998
	U.S. Treasury Notes - 12.0%
45,100	0.13%, 04/30/2015	45,017
3,050	0.25%, 05/31/2015	3,050
40,850	0.38%, 06/30/2015 - 08/31/2015 ╦	40,918
8,300	0.63%, 05/31/2017	8,207
5,343	0.88%, 01/31/2017	5,356
11,800	1.00%, 09/30/2016 - 05/31/2018 ‡	11,760
113,200	1.25%, 10/31/2015	115,296
28,700	1.50%, 06/30/2016	29,433
49,100	1.75%, 05/15/2023	45,498
5,300	2.00%, 04/30/2016	5,505
23,000	2.75%, 02/15/2019	24,473
14,495	3.50%, 05/15/2020	15,985
24,575	3.88%, 05/15/2018	27,480
		377,978
		450,976
	Total U.S. government securities
	(cost $475,394)	$492,378

	Total long-term investments
	(cost $2,424,468)	$3,061,314

SHORT-TERM INVESTMENTS - 3.3%
Repurchase Agreements - 3.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $2,373, collateralized by FFCB 3.76%, 2024, FHLMC 4.13%, 2029, value of $2,421)
$2,373	0.08%, 09/30/2013	$2,373
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $11,886, collateralized by
FHLMC 2.50% - 5.50%, 2030 - 2043,
FNMA 3.00% - 6.00%, 2022 - 2043,
GNMA 2.50% - 3.00%, 2042 - 2043, U.S.
Treasury Note 0.88, 2018, value of
	$12,124)
11,886	0.05%, 09/30/2013	11,886
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $5,836, collateralized by
FHLMC 3.50% - 4.50%, 2021 - 2033,
FNMA 2.00% - 4.00%, 2020 - 2043,
GNMA 2.50% - 3.00%, 2043, U.S.
Treasury Note 2.38%, 2014, value of
	$5,953)
5,836	0.08%, 09/30/2013	5,836

5

Hartford Balanced HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 3.3% - (continued)
Repurchase Agreements - 3.3% - (continued)
Barclays Capital TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $10,615, collateralized by U.S.
Treasury Bill 0.04% - 0.08%, 2014, U.S.
Treasury Bond 5.38% - 8.50%, 2020 -
2031, U.S. Treasury Note 2.00% - 3.13%,
	2014 - 2021, value of $10,828)
$10,615	0.06%, 09/30/2013		$10,615
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
10/01/2013 in the amount of $31,957,
collateralized by U.S. Treasury Bill 0.03%
- 0.12%, 2013 - 2014, U.S. Treasury Bond
 6.25% - 8.75%, 2017 - 2023, U.S.
Treasury Note 0.13% - 4.63%, 2013 -
	2019, value of $32,596)
31,957	0.05%, 09/30/2013		31,957
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $189, collateralized by FNMA 4.00% - 5.50%, 2025 - 2042, value of $192)
189	0.10%, 09/30/2013		189
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $24,247, collateralized by U.S.
Treasury Bond 3.75% - 8.75%, 2017 -
2041, U.S. Treasury Note 0.25% - 3.75%,
	2014 - 2019, value of $24,732)
24,247	0.04%, 09/30/2013		24,247
	TD Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $15,157, collateralized by FNMA 2.50% - 4.00%, 2027 - 2042, GNMA 2.50%, 2043, value of $15,483)
15,157	0.08%, 09/30/2013		15,157
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2013 in the amount of $134, collateralized by U.S. Treasury Note 0.88%, 2018, value of $137)
134	0.04%, 09/30/2013		134
102394			102,394
	Total short-term investments
	(cost $102,394)		$102,394

	Total investments
	(cost $2,526,862) ▲	101.0%	$3,163,708
	Other assets and liabilities	(1.0)%	(29,907)
	Total net assets	100.0%	$3,133,801

6

Hartford Balanced HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $2,546,956 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$631,351
Unrealized Depreciation	(14,599)
Net Unrealized Appreciation	$616,752

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At September 30, 2013, the aggregate value of these securities was $20,875, which represents 0.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2013, the aggregate value of these securities was $61,735, which represents 2.0% of total net assets.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $46,702 at September 30, 2013.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	11,702	Allstar Co.	$6,915
06/2007	11,241	Buck Holdings L.P.	175

At September 30, 2013, the aggregate value of these securities was $20,875, which represents 0.7% of total net assets.

Credit Default Swap Contracts Outstanding at September 30, 2013

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.6	DEUT	$1,815	Sell	0.50%	05/11/63	$(89)	$(78)	$11
CMBX.NA.AAA.6	JPM	6,500	Sell	0.50%	05/11/63	(254)	(277)	(23)
CMBX.NA.AAA.6	MSC	1,170	Sell	0.50%	05/11/63	(56)	(50)	6
Total						$(399)	$(405)	$(6)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

7

Hartford Balanced HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Index Abbreviations:
CMBX.NA	Markit Commercial Mortgage Backed North American

Municipal Bond Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue
USD	United School District

Other Abbreviations:
ADR	American Depositary Receipt
FFC	Federal Financing Corp.
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary
September 30, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$7,017	$–	$7,009	$8
Common Stocks ‡	2,126,965	2,023,355	82,735	20,875
Corporate Bonds	343,174	–	319,362	23,812
Municipal Bonds	30,290	–	30,290	–
U.S. Government Agencies	61,490	–	61,490	–
U.S. Government Securities	492,378	–	492,378	–
Short-Term Investments	102,394	–	102,394	–
Total	$3,163,708	$2,023,355	$1,095,658	$44,695
Credit Default Swaps *	17	–	17	–
Total	$17	$–	$17	$–
Liabilities:
Credit Default Swaps *	23	–	23	–
Total	$23	$–	$23	$–

♦	For the nine-month period ended September 30, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

8

Hartford Balanced HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$8	$—	$—	*	$—	$—	$—	$—	$—	$8
Common Stocks	24,542	7,756	(1,842	)†	—	—	(9,581)	—	—	20,875
Corporate Bonds	25,415	(49)	(811	)‡	(77)	—	(666)	—	—	23,812
Total	$49,965	$7,707	$(2,653)		$(77)	$—	$(10,247)	$—	$—	$44,695

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2013 rounds to zero.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2013 was $(1,842).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2013 was $(811).

Distribution by Credit Quality

as of September 30, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	0.3%
Aa / AA	1.7
A	4.4
Baa / BBB	5.1
Ba / BB	0.1
Unrated	0.5
U.S. Government Agencies and Securities	17.7
Non-Debt Securities and Other Short-Term Instruments	71.2
Other Assets & Liabilities	(1.0)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

9

Hartford Capital Appreciation HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.9%
	Automobiles and Components - 3.4%
120	Allison Transmission Holdings, Inc.	$3,014
248	Dana Holding Corp.	5,665
6,903	Ford Motor Co.	116,450
382	General Motors Co. ●	13,755
1,817	Goodyear (The) Tire & Rubber Co. ●	40,785
172	Harley-Davidson, Inc.	11,053
44	Hyundai Motor Co., Ltd.	10,354
1,686	Isuzu Motors Ltd.	11,176
173	Tenneco Automotive, Inc. ●	8,741
549	TRW Automotive Holdings Corp. ●	39,119
		260,112
	Banks - 3.5%
1,371	Banco Bilbao Vizcaya Argentaria S.A.	15,327
1,371	Banco Bilboa Vizcaya Argentaria S.A. Rights	187
1,267	Banco Popular Espanol	6,802
1,223	Grupo Financiero Banorte S.A.B. de C.V.	7,619
1,344	ICICI Bank Ltd.	19,143
1,170	Kasikornbank PCL	6,546
10,595	Mitsubishi UFJ Financial Group, Inc.	67,958
677	Oversea-Chinese Banking Corp., Ltd.	5,563
981	PNC Financial Services Group, Inc.	71,053
1,646	Wells Fargo & Co.	68,004
		268,202
	Capital Goods - 8.0%
119	3M Co.	14,258
196	AGCO Corp.	11,854
177	AMETEK, Inc.	8,154
291	Armstrong World Industries, Inc. ●	16,005
200	Assa Abloy Ab	9,175
1,276	BAE Systems plc	9,377
220	Belden, Inc.	14,076
450	Cummins, Inc.	59,792
209	Eaton Corp. plc	14,381
164	Emerson Electric Co.	10,604
185	Flowserve Corp.	11,537
670	HD Supply Holdings, Inc. ●	14,717
1,819	KBR, Inc.	59,382
154	Lockheed Martin Corp.	19,642
206	Northrop Grumman Corp.	19,610
1,066	Owens Corning, Inc. ●	40,489
156	Parker-Hannifin Corp.	16,997
215	Polypore International, Inc. ●	8,821
1,036	Rexel S.A.	26,356
2,436	Rolls-Royce Holdings plc	43,826
872	Safran S.A.	53,716
115	Schneider Electric S.A.	9,710
80	Siemens AG	9,669
213	SKF AB Class B	5,916
12	SMC Corp. of America	2,813
115	Stanley Black & Decker, Inc.	10,443
206	Textron, Inc.	5,683
385	Titan International, Inc.	5,633
41	TransDigm Group, Inc.	5,631
222	United Technologies Corp.	23,887
151	Wabtec Corp.	9,491
336	WESCO International, Inc. ●	25,722
408	Westport Innovations, Inc. ●	9,875
		607,242
	Commercial and Professional Services - 1.1%
134	ADT (The) Corp.	5,453
244	Edenred	7,936
403	Herman Miller, Inc.	11,762
49	IHS, Inc. ●	5,635
300	Knoll, Inc.	5,077
1,408	Nielsen Holdings N.V.	51,320
		87,183
	Consumer Durables and Apparel - 1.9%
645	D.R. Horton, Inc.	12,525
92	Deckers Outdoor Corp. ●	6,094
847	Fifth & Pacific Cos., Inc. ●	21,274
73	Fossil Group, Inc. ●	8,491
121	Lennar Corp.	4,270
136	Lululemon Athletica, Inc. ●	9,971
622	Mattel, Inc.	26,024
957	Pulte Group, Inc.	15,794
184	PVH Corp.	21,803
135	Tempur Sealy International, Inc. ●	5,937
374	Vera Bradley, Inc. ●	7,686
43	Whirlpool Corp.	6,323
		146,192
	Consumer Services - 2.6%
267	American Public Education, Inc. ●	10,089
241	Bloomin' Brands, Inc. ●	5,691
39	Buffalo Wild Wings, Inc. ●	4,345
255	Burger King Worldwide, Inc.	4,982
494	Compass Group plc	6,794
122	Dunkin' Brands Group, Inc.	5,513
465	Grand Canyon Education, Inc. ●	18,734
154	ITT Educational Services, Inc. ●	4,787
83	Life Time Fitness, Inc. ●	4,278
270	McDonald's Corp.	25,950
217	Melco PBL Entertainment Ltd. ADR ●	6,907
2,336	MGM China Holdings Ltd.	7,769
178	Starbucks Corp.	13,678
150	Tim Hortons, Inc.	8,671
909	Wyndham Worldwide Corp.	55,439
880	Wynn Macau Ltd.	3,007
116	Yum! Brands, Inc.	8,288
		194,922
	Diversified Financials - 6.4%
596	Ameriprise Financial, Inc.	54,314
242	Banca Generali S.p.A.	5,483
782	Bank of America Corp.	10,797
202	BlackRock, Inc.	54,556
1,086	Citigroup, Inc.	52,704
381	Credit Suisse Group AG	11,659
434	E*Trade Financial Corp. ●	7,167
189	IntercontinentalExchange, Inc. ●	34,252
313	Invesco Ltd.	9,970
2,669	JP Morgan Chase & Co.	137,984
560	Julius Baer Group Ltd.	26,159
180	LPL Financial Holdings, Inc.	6,897
457	Nomura Holdings, Inc.	3,577
123	Northern Trust Corp.	6,679
1,291	ORIX Corp.	21,099
21	Partners Group	5,155
381	Platform Acquisition ●†	4,066

1

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.9% - (continued)
	Diversified Financials - 6.4% - (continued)
75	Solar Cayman Ltd. ⌂■●†	$5
433	UBS AG ADR	8,880
366	Waddell & Reed Financial, Inc. Class A	18,868
383	Wisdomtree Investment, Inc. ●	4,442
		484,713
	Energy - 7.6%
317	Anadarko Petroleum Corp.	29,521
204	Atwood Oceanics, Inc. ●	11,251
161	Baker Hughes, Inc.	7,891
3,002	BG Group plc	57,301
1,399	BP plc	9,809
1,378	BP plc ADR	57,937
146	Cabot Oil & Gas Corp.	5,453
160	Cameron International Corp. ●	9,349
435	Canadian Natural Resources Ltd. ADR	13,670
450	Chesapeake Energy Corp.	11,646
123	Chevron Corp.	14,884
6,502	CNOOC Ltd.	13,172
1,822	Cobalt International Energy, Inc. ●	45,306
117	Continental Resources, Inc. ●	12,550
101	Exxon Mobil Corp.	8,716
1,020	Halliburton Co.	49,097
4,665	JX Holdings, Inc.	24,246
3,529	Karoon Gas Australia Ltd. ●	16,946
1,325	McDermott International, Inc. ●	9,846
211	National Oilwell Varco, Inc.	16,480
216	Newfield Exploration Co. ●	5,911
82	Occidental Petroleum Corp.	7,642
126	Patterson-UTI Energy, Inc.	2,693
252	Petroleo Brasileiro S.A. ADR	3,908
210	Pioneer Natural Resources Co.	39,704
358	QEP Resources, Inc.	9,918
80	Royal Dutch Shell plc ADR	5,515
511	Southwestern Energy Co. ●	18,599
282	Statoil ASA	6,406
367	Suncor Energy, Inc.	13,146
360	Superior Energy Services, Inc. ●	9,023
105	TGS Nopec Geophysical Co. ASA	3,093
124	Transocean, Inc.	5,525
502	Trican Well Service Ltd.	6,824
176	Valero Energy Corp.	6,007
165	Whiting Petroleum Corp. ●	9,872
		578,857
	Food and Staples Retailing - 1.7%
1,433	CVS Caremark Corp. ●	81,345
278	Kroger (The) Co.	11,210
167	Seven & I Holdings Co., Ltd.	6,108
288	Wal-Mart Stores, Inc.	21,298
109	Whole Foods Market, Inc.	6,374
		126,335
	Food, Beverage and Tobacco - 3.7%
660	Anheuser-Busch InBev N.V.	65,484
350	Anheuser-Busch InBev N.V. ADR	34,729
352	Asahi Group Holdings Ltd.	9,272
157	British American Tobacco plc	8,272
88	Bunge Ltd. Finance Corp.	6,650
179	Coca-Cola Co.	6,772
608	Diageo Capital plc	19,320
65	Diageo plc ADR	8,221
209	Green Mountain Coffee Roasters, Inc. ●	15,715
96	Groupe Danone	7,198
382	Imperial Tobacco Group plc	14,112
326	Kraft Foods Group, Inc.	17,099
18,510	LT Group, Inc.	7,651
710	Maple Leaf Foods, Inc. w/ Rights	9,107
155	Molson Coors Brewing Co.	7,787
264	Monster Beverage Corp. ●	13,786
66	Nutreco Holding N.V.	3,422
97	Philip Morris International, Inc.	8,356
261	Unilever N.V. NY Shares ADR	9,826
279	WhiteWave Foods Co. Class A ●	5,581
		278,360
	Health Care Equipment and Services - 3.1%
633	Aetna, Inc.	40,553
941	Boston Scientific Corp. ●	11,041
625	Cardinal Health, Inc.	32,604
9,120	CareView Communications, Inc. ●†	4,651
154	Catamaran Corp. ●	7,054
26	Cie Generale d'Optique Essilor International S.A.	2,842
165	CIGNA Corp.	12,719
446	Covidien plc	27,167
152	Dexcom, Inc. ●	4,285
30	Envision Healthcare Holdings ●	781
20	Heartware International, Inc. ●	1,474
593	Hologic, Inc. ●	12,254
516	Medtronic, Inc.	27,489
210	St. Jude Medical, Inc.	11,252
102	Team Health Holdings ●	3,855
247	UnitedHealth Group, Inc.	17,653
102	Universal Health Services, Inc. Class B	7,619
91	Wellpoint, Inc.	7,567
		232,860
	Household and Personal Products - 0.5%
295	Coty, Inc. ●	4,776
165	Estee Lauder Co., Inc.	11,521
904	Svenska Cellulosa AB Class B	22,789
		39,086
	Insurance - 5.2%
207	ACE Ltd.	19,375
654	Aflac, Inc. ‡	40,571
3,133	AIA Group Ltd.	14,745
2,548	American International Group, Inc.	123,911
147	Aon plc	10,977
673	Assicurazioni Generali S.p.A.	13,460
542	Assured Guaranty Ltd.	10,167
561	AXA S.A.	13,024
3,623	China Pacific Insurance Co., Ltd.	13,007
290	Lincoln National Corp.	12,161
416	Marsh & McLennan Cos., Inc.	18,104
426	MetLife, Inc.	20,023
96	Principal Financial Group, Inc.	4,117
191	Reinsurance Group of America, Inc.	12,822
343	Swiss Re Ltd.	28,415
347	T&D Holdings, Inc.	4,312
596	Tokio Marine Holdings, Inc.	19,538
128	Unum Group	3,886

2

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.9% - (continued)
	Insurance - 5.2% - (continued)
393	XL Group plc	$12,116
		394,731
	Materials - 3.3%
79	Agnico Eagle Mines Ltd.	2,079
102	Air Liquide	14,269
133	Akzo Nobel N.V.	8,766
1,239	Allied Nevada Gold Corp. ●	5,177
1,613	AuRico Gold, Inc.	6,146
143	Ball Corp.	6,431
1,755	Barrick Gold Corp.	32,681
397	Cabot Corp.	16,935
127	Celanese Corp.	6,678
2,014	Continental Gold Ltd. ●	7,295
424	Dow Chemical Co.	16,276
306	International Paper Co.	13,722
2,646	Ivanhoe Mines Ltd. ⌂●†☼	5,133
307	JSR Corp.	5,713
597	Louisiana-Pacific Corp. ●	10,495
207	Methanex Corp. ADR	10,630
3,837	Mitsui Chemicals, Inc.	10,558
487	Norbord, Inc.	14,192
22	OCI Co., Ltd.	3,553
220	Praxair, Inc.	26,480
166	Reliance Steel & Aluminum	12,142
57	Rock Tenn Co. Class A	5,729
91	Wacker Chemie AG	8,962
		250,042
	Media - 2.5%
197	CBS Corp. Class B	10,868
217	Dentsu, Inc.	8,290
62	DISH Network Corp.	2,784
30	Harvey Weinstein Co. Holdings Class A-1 ⌂●†∞	—
106	Imax Corp. ●	3,217
3,083	Interpublic Group of Cos., Inc.	52,959
408	Omnicom Group, Inc. ●	25,867
105	Publicis Groupe ●	8,339
96	Time Warner Cable, Inc.	10,725
731	Time Warner, Inc.	48,131
873	WPP plc	17,945
		189,125
	Pharmaceuticals, Biotechnology and Life Sciences - 10.1%
42	Actavis, Inc.	6,084
111	Actelion Ltd.	7,846
162	Alkermes plc ●	5,433
470	Almirall S.A.	5,956
238	Amgen, Inc.	26,670
2,449	Arena Pharmaceuticals, Inc. ●	12,907
99	AstraZeneca plc	5,130
276	AstraZeneca plc ADR	14,353
27	Biogen Idec, Inc.	6,506
1,876	Bristol-Myers Squibb Co.	86,820
238	Celgene Corp. ●	36,635
69	Covance, Inc. ●	5,942
586	Daiichi Sankyo Co., Ltd.	10,647
116	Eli Lilly & Co.	5,861
2,184	Gilead Sciences, Inc. ●	137,248
322	Grifols S.A. ADR	9,735
415	Johnson & Johnson	35,935
2,048	Merck & Co., Inc.	97,515
96	Novartis AG ADR	7,370
222	Pfizer, Inc.	6,362
46	Regeneron Pharmaceuticals, Inc. ●	14,283
233	Roche Holding AG	62,948
53	Salix Pharmaceuticals Ltd. ●	3,554
2,570	Teva Pharmaceutical Industries Ltd. ADR	97,113
4,359	TherapeuticsMD, Inc. ●	12,772
370	Vertex Pharmaceuticals, Inc. ●	28,036
223	WuXi PharmaTech Cayman, Inc. ●	6,112
269	Zoetis, Inc.	8,371
		764,144
	Real Estate - 0.8%
93	AvalonBay Communities, Inc. REIT	11,860
66	Boston Properties, Inc. REIT	7,073
335	Host Hotels & Resorts, Inc. REIT	5,913
625	Realogy Holdings Corp. ●	26,885
212	Weyerhaeuser Co. REIT	6,061
		57,792
	Retailing - 7.5%
121	Abercrombie & Fitch Co. Class A	4,265
934	Aeropostale, Inc. ●	8,780
8,452	Allstar Co. ⌂†	14,510
18	Amazon.com, Inc.	5,759
374	Ascena Retail Group, Inc. ●	7,452
117	AutoZone, Inc. ●	49,375
2,674	Best Buy Co., Inc.	100,273
29,055	Buck Holdings L.P. ⌂†	2,030
43	Conns, Inc. ●	2,132
139	Dick's Sporting Goods, Inc.	7,425
182	Dollar Tree, Inc. ●	10,407
80	Dollarama, Inc.	6,525
45	DSW, Inc.	3,818
18	Forgame Holdings Ltd ●☼	120
348	Francescas Holding Corp. ●	6,487
310	GameStop Corp. Class A	15,380
107	GNC Holdings, Inc.	5,834
2,296	Groupon, Inc. ●	25,736
191	HomeAway, Inc. ●	5,349
12,299	Intime Retail Group Co., Ltd.	13,463
961	Kingfisher plc	6,006
1,076	Liberty Media - Interactive A ●	25,249
136	LKQ Corp. ●	4,336
1,354	Lowe's Co., Inc.	64,470
28	Lumber Liquidators Holdings, Inc. ●	3,020
869	Marks & Spencer Group plc	6,982
143	Men's Wearhouse, Inc.	4,852
544	OfficeMax, Inc.	6,959
221	Pier 1 Imports, Inc.	4,322
57	Priceline.com, Inc. ●	57,804
666	Rakuten, Inc.	10,103
150	Rent-A-Center, Inc.	5,721
54	Ryohin Keikaku Co., Ltd.	4,900
137	Sears Hometown and Outlet Stores, Inc. ●	4,349
332	Start Today Co., Ltd.	9,375
840	TJX Cos., Inc.	47,375
115	TripAdvisor, Inc. ●	8,735
		569,678

3

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.9% - (continued)
	Semiconductors and Semiconductor Equipment - 5.3%
315	Altera Corp. ●	$11,693
305	Analog Devices, Inc.	14,331
106	ASML Holding N.V.	10,468
127	Avago Technologies Ltd.	5,485
448	Broadcom Corp. Class A	11,640
25,551	GLC-Poly Energy Holdings, Ltd. ●	7,397
3,037	GT Advanced Technologies, Inc. ●	25,841
2,984	Intel Corp.	68,383
806	Maxim Integrated Products, Inc.	24,007
5,472	Micron Technology, Inc. ●	95,594
708	NXP Semiconductors N.V. ●	26,358
12	Samsung Electronics Co., Ltd.	14,655
668	Skyworks Solutions, Inc. ●	16,583
4,745	SunEdison, Inc. ●	37,819
1,207	Teradyne, Inc. ●	19,946
293	Xilinx, Inc.	13,720
		403,920
	Software and Services - 8.4%
142	Accenture plc	10,489
1,264	Activision Blizzard, Inc.	21,076
816	Akamai Technologies, Inc. ●	42,203
1,049	Amadeus IT Holding S.A. Class A	37,212
483	Angie's List, Inc. ●	10,861
225	Autodesk, Inc. ●	9,246
182	Automatic Data Processing, Inc.	13,157
156	Booz Allen Hamilton Holding Corp.	3,022
499	Cadence Design Systems, Inc. ●	6,735
161	Capital Gemini S.A.	9,560
328	Check Point Software Technologies Ltd. ADR ●	18,537
210	Cognizant Technology Solutions Corp. ●	17,233
61	Concur Technologies, Inc. ●	6,782
5	Cornerstone OnDemand, Inc. ●	253
252	DeNa Co., Ltd.	5,137
208	Dropbox, Inc. ⌂†	2,379
179	eBay, Inc. ●	9,990
217	Facebook, Inc. ●	10,884
81	Fleetmatics Group Ltd. ●	3,027
1,821	Genpact Ltd. ●	34,379
229	Global Payments, Inc.	11,692
54	Google, Inc. ●	46,964
88	Heartland Payment Systems, Inc.	3,483
567	IAC/InterActiveCorp.	30,995
617	iGate Corp. ●	17,117
84	Imperva, Inc. ●	3,527
305	Kakaku.com, Inc.	7,132
35	LinkedIn Corp. Class A ●	8,689
2,263	Microsoft Corp.	75,371
29	NetSuite, Inc. ●	3,119
76	Open Text Corp.	5,682
19	Opentable, Inc. ●	1,358
1,181	Oracle Corp.	39,185
95	Red Hat, Inc. ●	4,386
190	ServiceNow, Inc. ●	9,889
165	Symantec Corp.	4,091
192	Teradata Corp. ●	10,621
154	Trulia, Inc. ●	7,258
22	Visa, Inc.	4,117
505	Web.com Group, Inc. ●	16,344
41	Workday, Inc. Class A ●	3,279
1,576	Yahoo!, Inc. ●	52,262
		638,723
	Technology Hardware and Equipment - 4.3%
63	Apple, Inc. ●	30,195
5,126	Cisco Systems, Inc.	120,047
3,472	EMC Corp.	88,741
513	Hewlett-Packard Co.	10,759
525	JDS Uniphase Corp. ●	7,720
192	Juniper Networks, Inc. ●	3,820
6,322	Lenovo Group Ltd.	6,626
88	Mobileye N.V. ⌂†	2,750
248	Motorola Solutions, Inc.	14,750
548	NetApp, Inc.	23,351
286	QLogic Corp. ●	3,128
1,981	Quanta Computer, Inc.	4,296
69	SanDisk Corp.	4,096
528	Xerox Corp.	5,428
		325,707
	Telecommunication Services - 0.9%
461	Hellenic Telecommunications Organization S.A.	4,795
686	Intelsat S.A. ●	16,474
147	KDDI Corp.	7,554
3,116	Portugal Telecom SGPS S.A.	14,051
281	Telenor ASA	6,419
231	T-Mobile US, Inc.	5,990
216	Verizon Communications, Inc.	10,055
1,496	Vodafone Group plc	5,250
		70,588
	Transportation - 3.9%
50	Delta Air Lines, Inc.	1,179
74	FedEx Corp.	8,387
4,026	Hertz Global Holdings, Inc. ●	89,214
5,343	JetBlue Airways Corp. ●	35,582
122	Kansas City Southern	13,378
599	Knight Transportation, Inc.	9,895
112	Norfolk Southern Corp.	8,679
123	Spirit Airlines, Inc. ●	4,223
2,485	United Continental Holdings, Inc. ●	76,311
512	United Parcel Service, Inc. Class B	46,740
		293,588
	Utilities - 1.2%
313	Calpine Corp. ●	6,081
13,434	China Longyuan Power Group Corp.	13,962
155	Entergy Corp.	9,818
445	National Grid plc	5,257
684	NRG Energy, Inc.	18,684
1,709	Snam S.p.A.	8,661
333	UGI Corp.	13,046
719	Xcel Energy, Inc.	19,855
		95,364
	Total common stocks
	(cost $6,220,740)	$7,357,466

PREFERRED STOCKS - 0.8%
	Automobiles and Components - 0.3%
116	Volkswagen AG N.V.	$27,427

4

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
PREFERRED STOCKS - 0.8% - (continued)
	Media - 0.5%
827	ProSieben Sat.1 Media AG	$35,130

	Total preferred stocks
	(cost $60,981)	$62,557

WARRANTS - 0.0%
	Telecommunication Services - 0.0%
396	Platform Acquisition †	$69

	Total warrants
	(cost $4)	$69

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
Equity Contracts - 0.0%
	Cognizant Technology Solutions Corp. Option
1	Expiration: 01/18/2014, Exercise Price: $70.00	$107

	Total put options purchased
	(cost $379)	$107

	Total long-term investments
	(cost $6,282,104)	$7,420,199

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreements - 1.8%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $3,208, collateralized by FFCB 3.76%, 2024, FHLMC 4.13%, 2029, value of $3,273)
$3,208	0.08%, 09/30/2013		$3,208
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in
the amount of $16,070, collateralized by
FHLMC 2.50% - 5.50%, 2030 - 2043,
FNMA 3.00% - 6.00%, 2022 - 2043,
GNMA 2.50% - 3.00%, 2042 - 2043, U.S.
Treasury Note 0.88, 2018, value of
	$16,391)
16,070	0.05%, 09/30/2013		16,070
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in
the amount of $7,891, collateralized by
FHLMC 3.50% - 4.50%, 2021 - 2033,
FNMA 2.00% - 4.00%, 2020 - 2043,
GNMA 2.50% - 3.00%, 2043, U.S.
Treasury Note 2.38%, 2014, value of
	$8,049)
7,891	0.08%, 09/30/2013		7,891
Barclays Capital TriParty Repurchase
Agreement (maturing on 10/01/2013 in
the amount of $14,352, collateralized by
U.S. Treasury Bill 0.04% - 0.08%, 2014,
U.S. Treasury Bond 5.38% - 8.50%, 2020
- 2031, U.S. Treasury Note 2.00% -
	3.13%, 2014 - 2021, value of $14,639)
14,352	0.06%, 09/30/2013		14,352
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
10/01/2013 in the amount of $43,206,
collateralized by U.S. Treasury Bill 0.03%
- 0.12%, 2013 - 2014, U.S. Treasury
Bond 6.25% - 8.75%, 2017 - 2023, U.S.
Treasury Note 0.13% - 4.63%, 2013 -
	2019, value of $44,070)
43,206	0.05%, 09/30/2013		43,206
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $255, collateralized by FNMA 4.00% - 5.50%, 2025 - 2042, value of $260)
255	0.10%, 09/30/2013		255
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2013 in
the amount of $32,782, collateralized by
U.S. Treasury Bond 3.75% - 8.75%, 2017
- 2041, U.S. Treasury Note 0.25% -
	3.75%, 2014 - 2019, value of $33,438)
32,782	0.04%, 09/30/2013		32,782
	TD Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $20,492, collateralized by FNMA 2.50% - 4.00%, 2027 - 2042, GNMA 2.50%, 2043, value of $20,933)
20,492	0.08%, 09/30/2013		20,492
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2013 in the amount of $181, collateralized by U.S. Treasury Note 0.88%, 2018, value of $186)
181	0.04%, 09/30/2013		181
			138,437
	Total short-term investments
	(cost $138,437)
			$138,437

	Total investments
	(cost $6,420,541) ▲	99.5%	$7,558,636
	Other assets and liabilities	0.5%	36,880
	Total net assets	100.0%	$7,595,516

5

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $6,590,999 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,097,870
Unrealized Depreciation	(130,233)
Net Unrealized Appreciation	$967,637

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At September 30, 2013, the aggregate value of these securities was $35,593, which represents 0.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2013, the aggregate value of these securities was $5, which rounds to zero percent of total net assets.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933. The Fund may only be able to resell these securities if they are subsequently registered or if an exemption from registration under the federal and state securities laws is available. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2013, the aggregate value and percentage of net assets of these securities rounds to zero.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	8,452	Allstar Co.	$4,994
06/2007	29,055	Buck Holdings L.P.	432
05/2012	208	Dropbox, Inc.	1,885
10/2005	30	Harvey Weinstein Co. Holdings Class A-1 - Reg D	27,951
09/2013	2,646	Ivanhoe Mines Ltd.	5,132
08/2013	88	Mobileye N.V.	3,055
05/2013	396	Platform Acquisition Warrants	4
03/2007	75	Solar Cayman Ltd. - 144A	22

At September 30, 2013, the aggregate value of these securities was $26,876, which represents 0.4% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $5,259 at September 30, 2013.

6

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at September 30, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Sell	10/01/2013	CSFB	$187	$186	$1
CAD	Buy	10/04/2013	BCLY	5,131	5,138	7
CAD	Sell	10/01/2013	BCLY	159	159	–
CHF	Buy	10/01/2013	DEUT	1,087	1,095	8
CHF	Sell	10/01/2013	DEUT	1,121	1,129	(8)
EUR	Buy	10/01/2013	CBK	164	165	1
EUR	Sell	10/01/2013	CBK	591	593	(2)
EUR	Sell	10/03/2013	GSC	178	178	–
EUR	Sell	10/02/2013	UBS	298	298	–
GBP	Sell	10/01/2013	HSBC	7,936	8,018	(82)
HKD	Buy	10/03/2013	CBK	122	122	–
JPY	Buy	10/02/2013	CBK	774	776	2
JPY	Buy	10/03/2013	CBK	171	170	(1)
JPY	Buy	12/12/2013	CBK	45,614	45,885	271
JPY	Buy	10/01/2013	CSFB	288	289	1
JPY	Buy	12/12/2013	CSFB	37,181	35,592	(1,589)
JPY	Buy	12/12/2013	UBS	9,336	8,854	(482)
JPY	Sell	12/12/2013	BCLY	51,668	45,326	6,342
JPY	Sell	10/01/2013	CSFB	387	388	(1)
JPY	Sell	12/12/2013	CSFB	24,580	21,602	2,978
JPY	Sell	12/12/2013	DEUT	36,088	30,111	5,977
JPY	Sell	12/12/2013	GSC	24,598	21,602	2,996
JPY	Sell	12/12/2013	MSC	36,063	30,111	5,952
JPY	Sell	12/12/2013	UBS	9,267	8,719	548
						$22,919

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

7

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

8

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

September 30, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$260,112	$238,582	$21,530	$–
Banks	268,202	146,863	121,339	–
Capital Goods	607,242	436,684	170,558	–
Commercial and Professional Services	87,183	79,247	7,936	–
Consumer Durables and Apparel	146,192	146,192	–	–
Consumer Services	194,922	177,352	17,570	–
Diversified Financials	484,713	411,576	73,132	5
Energy	578,857	447,884	130,973	–
Food and Staples Retailing	126,335	120,227	6,108	–
Food, Beverage and Tobacco	278,360	143,629	134,731	–
Health Care Equipment and Services	232,860	230,018	2,842	–
Household and Personal Products	39,086	16,297	22,789	–
Insurance	394,731	288,230	106,501	–
Materials	250,042	193,088	51,821	5,133
Media	189,125	154,551	34,574	–
Pharmaceuticals, Biotechnology and Life Sciences	764,144	671,617	92,527	–
Real Estate	57,792	57,792	–	–
Retailing	569,678	502,189	50,829	16,660
Semiconductors and Semiconductor Equipment	403,920	381,868	22,052	–
Software and Services	638,723	577,303	59,041	2,379
Technology Hardware and Equipment	325,707	312,035	10,922	2,750
Telecommunication Services	70,588	32,519	38,069	–
Transportation	293,588	293,588	–	–
Utilities	95,364	67,484	27,880	–
Total	7,357,466	6,126,815	1,203,724	26,927
Preferred Stocks	62,557	–	62,557	–
Put Options Purchased	107	107	–	–
Warrants	69	69	–	–
Short-Term Investments	138,437	–	138,437	–
Total	$7,558,636	$6,126,991	$1,404,718	$26,927
Foreign Currency Contracts*	25,084	–	25,084	–
Total	$25,084	$–	$25,084	$–
Liabilities:
Foreign Currency Contracts*	2,165	–	2,165	–
Total	$2,165	$–	$2,165	$–

♦	For the nine-month period ended September 30, 2013, investments valued at $16,496 were transferred from Level 1 to Level 2, and investments valued at $16,367 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

9

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2013
Assets:
Common Stocks	$34,559	$20,069	$(11,139	)*	$—	$8,308	$(24,870)	$—	$—	$26,927
Total	$34,559	$20,069	$(11,139)		$—	$8,308	$(24,870)	$—	$—	$26,927

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2013 was $(11,139).

10

Hartford Disciplined Equity HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.3%
	Banks - 3.8%
171	PNC Financial Services Group, Inc.	$12,360
409	Wells Fargo & Co.	16,881
170	Zions Bancorporation	4,656
		33,897
	Capital Goods - 7.6%
153	AMETEK, Inc.	7,051
90	Boeing Co.	10,623
106	Dover Corp.	9,564
116	Eaton Corp. plc	7,959
131	Illinois Tool Works, Inc.	10,004
43	TransDigm Group, Inc.	5,931
158	United Technologies Corp.	17,030
		68,162
	Commercial and Professional Services - 3.2%
138	Equifax, Inc. ●	8,274
51	Quintiles Transnational Holdings ●	2,289
107	Towers Watson & Co.	11,433
98	Verisk Analytics, Inc. ●	6,347
		28,343
	Consumer Durables and Apparel - 1.2%
89	PVH Corp. Θ	10,549

	Consumer Services - 1.5%
136	McDonald's Corp.	13,109

	Diversified Financials - 6.0%
99	Ameriprise Financial, Inc.	9,008
31	BlackRock, Inc.	8,384
268	Citigroup, Inc.	13,020
309	JP Morgan Chase & Co.	15,967
268	Morgan Stanley	7,235
		53,614
	Energy - 8.6%
122	Anadarko Petroleum Corp.	11,322
233	Chesapeake Energy Corp. Θ	6,025
151	Chevron Corp.	18,310
211	Cobalt International Energy, Inc. ●	5,241
152	Exxon Mobil Corp.	13,107
141	Halliburton Co.	6,773
80	National Oilwell Varco, Inc.	6,237
166	Newfield Exploration Co. ●	4,546
96	Phillips 66	5,546
		77,107
	Food and Staples Retailing - 4.0%
99	Costco Wholesale Corp.	11,370
214	CVS Caremark Corp. ●	12,162
226	Walgreen Co.	12,160
		35,692
	Food, Beverage and Tobacco - 5.6%
252	Altria Group, Inc.	8,670
139	Constellation Brands, Inc. Class A ●Θ	7,961
182	Hillshire (The) Brands Co.	5,605
150	Monster Beverage Corp. ●	7,838
166	Philip Morris International, Inc.	14,396
289	WhiteWave Foods Co. Class A ●	5,763
		50,233
	Health Care Equipment and Services - 4.3%
107	Covidien plc	6,506
51	Envision Healthcare Holdings ●	1,317
82	McKesson Corp.	10,509
182	UnitedHealth Group, Inc.	13,004
83	Zimmer Holdings, Inc.	6,832
		38,168
	Household and Personal Products - 0.7%
396	Coty, Inc. ●	6,422

	Insurance - 4.3%
81	ACE Ltd.	7,603
210	American International Group, Inc. Θ	10,200
166	Aon plc	12,380
101	Prudential Financial, Inc.	7,845
		38,028
	Materials - 2.5%
148	Crown Holdings, Inc. ●	6,250
251	Dow Chemical Co.	9,626
35	Sherwin-Williams Co.	6,352
		22,228
	Media - 2.7%
233	Time Warner, Inc.	15,304
108	Viacom, Inc. Class B	8,994
		24,298
	Pharmaceuticals, Biotechnology and Life Sciences - 14.1%
75	Actavis, Inc.	10,850
68	Amgen, Inc.	7,615
38	Biogen Idec, Inc. Θ	9,038
216	Bristol-Myers Squibb Co.	10,008
119	Cubist Pharmaceuticals, Inc. ●	7,575
209	Eli Lilly & Co.	10,508
242	Forest Laboratories, Inc. ●	10,372
280	Gilead Sciences, Inc. ●	17,576
403	Merck & Co., Inc.	19,170
325	Pfizer, Inc.	9,344
25	Regeneron Pharmaceuticals, Inc. ●Θ	7,894
94	Salix Pharmaceuticals Ltd. ●	6,295
		126,245
	Retailing - 7.0%
40	Amazon.com, Inc.	12,503
227	Dollar Tree, Inc. ●	13,002
307	Lowe's Co., Inc.	14,609
145	Ross Stores, Inc.	10,524
208	TJX Cos., Inc.	11,714
		62,352
	Software and Services - 12.6%
154	Accenture plc	11,337
159	Automatic Data Processing, Inc.	11,535
77	Cognizant Technology Solutions Corp. ●Θ	6,357
135	eBay, Inc. ●	7,512
396	Genpact Ltd. ●	7,474
17	Google, Inc. ●	15,145
132	Intuit, Inc.	8,747
14	Mastercard, Inc.	9,385
429	Oracle Corp.	14,219
97	Teradata Corp. ●	5,362
156	VeriSign, Inc. ●	7,962
242	Yahoo!, Inc. ●	8,018
		113,053
	Technology Hardware and Equipment - 4.4%
56	Apple, Inc. ●	26,634

1

Hartford Disciplined Equity HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.3% - (continued)
	Technology Hardware and Equipment - 4.4% - (continued)
536	Cisco Systems, Inc.		$12,561
			39,195
	Telecommunication Services - 1.3%
357	AT&T, Inc.		12,071

	Transportation - 0.6%
243	Hertz Global Holdings, Inc. ●		5,384

	Utilities - 3.3%
175	American Electric Power Co., Inc.		7,600
78	NextEra Energy, Inc.		6,286
96	NRG Energy, Inc.		2,632
73	Pinnacle West Capital Corp.		4,022
340	Xcel Energy, Inc.		9,384
			29,924
	Total common stocks
	(cost $622,963)		$888,074

	Total long-term investments
	(cost $622,963)		$888,074

SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $94, collateralized by FFCB 3.76%, 2024, FHLMC 4.13%, 2029, value of $96)
$94	0.08%, 09/30/2013		$94
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $472, collateralized by FHLMC
2.50% - 5.50%, 2030 - 2043, FNMA 3.00%
- 6.00%, 2022 - 2043, GNMA 2.50% -
3.00%, 2042 - 2043, U.S. Treasury Note
	0.88, 2018, value of $481)
472	0.05%, 09/30/2013		472
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $232, collateralized by FHLMC
3.50% - 4.50%, 2021 - 2033, FNMA 2.00%
- 4.00%, 2020 - 2043, GNMA 2.50% -
3.00%, 2043, U.S. Treasury Note 2.38%,
	2014, value of $236)
232	0.08%, 09/30/2013		232
Barclays Capital TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $421, collateralized by U.S.
Treasury Bill 0.04% - 0.08%, 2014, U.S.
Treasury Bond 5.38% - 8.50%, 2020 - 2031,
U.S. Treasury Note 2.00% - 3.13%, 2014 -
	2021, value of $430)
421	0.06%, 09/30/2013		421
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
10/01/2013 in the amount of $1,268,
collateralized by U.S. Treasury Bill 0.03% -
0.12%, 2013 - 2014, U.S. Treasury Bond
6.25% - 8.75%, 2017 - 2023, U.S. Treasury
Note 0.13% - 4.63%, 2013 - 2019,  value of
	$1,294)
1,268	0.05%, 09/30/2013		1,268
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $8, collateralized by FNMA 4.00% - 5.50%, 2025 - 2042, value of $8)
8	0.10%, 09/30/2013		8
RBS Securities Inc. TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $962, collateralized by U.S.
Treasury Bond 3.75% - 8.75%, 2017 - 2041,
U.S. Treasury Note 0.25% - 3.75%, 2014 -
	2019, value of $982)
962	0.04%, 09/30/2013		962
	TD Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $602, collateralized by FNMA 2.50% - 4.00%, 2027 - 2042, GNMA 2.50%, 2043, value of $615)
602	0.08%, 09/30/2013		602
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2013 in the amount of $5, collateralized by U.S. Treasury Note 0.88%, 2018, value of $5)
5	0.04%, 09/30/2013		5
			4,064
	Total short-term investments
	(cost $4,064)		$4,064

	Total investments
	(cost $627,027) ▲	99.8%	$892,138
	Other assets and liabilities	0.2%	1,744
	Total net assets	100.0%	$893,882

2

Hartford Disciplined Equity HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Note:   Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $627,743 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$268,891
Unrealized Depreciation	(4,496)
Net Unrealized Appreciation	$264,395

●	Non-income producing.

Θ	At September 30, 2013, this security, or a portion of this security, is designated to cover written call options in the table below:

Written Call Options Outstanding at September 30, 2013

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
American International Group, Inc. Option	Equity	$50.00	10/19/2013	196	$9	$9	$–
Biogen IDEC, Inc. Option	Equity	$270.00	11/16/2013	37	8	11	3
Chesapeake Energy Corp. Option	Equity	$29.00	10/19/2013	349	2	9	7
Cognizant Technology Solutions Corp. Option	Equity	$82.50	10/19/2013	130	23	22	(1)
Constellation Brand, Inc. Call Option	Equity	$60.00	10/19/2013	165	15	9	(6)
PVH Corp. Option	Equity	$140.00	10/19/2013	71	–	9	9
Regeneron Pharmaceutical, Inc. Option	Equity	$350.00	11/16/2013	30	24	10	(14)
					$81	$79	$(2)

* The number of contracts does not omit 000's.  Number of contracts shown in  U.S. dollars unless otherwise noted.

Written Put Option Contracts Outstanding at September 30, 2013

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Activis, Inc. Option	Equity	$125.00	11/16/2013	66	$6	$10	$4
Apple, Inc. Option	Equity	$430.00	11/16/2013	18	10	7	(3)
Cubist Pharmaceuticals, Inc. Option	Equity	$50.00	11/16/2013	145	11	9	(2)
Gilead Sciences, Inc. Option	Equity	$52.50	10/19/2013	154	1	10	9
Monster Beverage Corp. Option	Equity	$52.50	10/19/2013	156	26	15	(11)
Newfield Exploration Co. Option	Equity	$21.00	10/19/2013	387	–	11	11
Regeneron Pharmaceuticals, Inc. Option	Equity	$205.00	10/19/2013	37	–	11	11
Salix Pharmaceuticals Ltd. Option	Equity	$60.00	10/19/2013	36	2	3	1
Yahoo!, Inc. Option	Equity	$24.00	10/19/2013	336	–	12	12
					$56	$88	$32

* The number of contracts does not omit 000's.  Number of contracts shown in U.S. dollars unless otherwise noted.

Cash of $2,923 was pledged as collateral for open written put option contracts at September 30, 2013.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Disciplined Equity HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary
September 30, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$888,074	$888,074	$–	$–
Short-Term Investments	4,064	–	4,064	–
Total	$892,138	$888,074	$4,064	$–
Written Options *	67	67	–	–
Total	$67	$67	$–	$–
Liabilities:
Written Options *	37	37	–	–
Total	$37	$37	$–	$–

♦	For the nine-month period ended September 30, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

Hartford Dividend and Growth HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4%
	Automobiles and Components - 1.3%
3,139	Ford Motor Co.	$52,963

	Banks - 6.9%
1,129	PNC Financial Services Group, Inc.	81,829
840	US Bancorp	30,713
4,311	Wells Fargo & Co.	178,114
		290,656
	Capital Goods - 8.0%
303	Boeing Co.	35,593
438	Deere & Co.	35,617
692	Eaton Corp. plc	47,626
302	Emerson Electric Co.	19,528
2,377	General Electric Co.	56,782
516	Honeywell International, Inc.	42,863
671	Raytheon Co.	51,721
266	Siemens AG ADR	32,085
651	Textron, Inc.	17,976
		339,791
	Commercial and Professional Services - 0.8%
561	Equifax, Inc. ●	33,571

	Consumer Services - 0.1%
73	Starwood Hotels & Resorts, Inc.	4,877

	Diversified Financials - 7.1%
524	Ameriprise Financial, Inc.	47,768
1,657	Bank of America Corp.	22,869
201	BlackRock, Inc.	54,270
885	Citigroup, Inc.	42,925
2,225	JP Morgan Chase & Co.	114,998
662	Morgan Stanley	17,837
		300,667
	Energy - 10.5%
741	Anadarko Petroleum Corp.	68,904
230	Baker Hughes, Inc.	11,310
1,052	BP plc ADR	44,211
58	Cameco Corp.	1,042
811	Chevron Corp.	98,591
1,179	Exxon Mobil Corp.	101,469
468	Halliburton Co.	22,555
272	Occidental Petroleum Corp.	25,456
414	Phillips 66	23,958
215	Schlumberger Ltd.	19,035
859	Suncor Energy, Inc.	30,738
		447,269
	Food and Staples Retailing - 1.8%
1,083	CVS Caremark Corp. ●	61,478
180	Wal-Mart Stores, Inc.	13,305
		74,783
	Food, Beverage and Tobacco - 3.8%
141	Anheuser-Busch InBev N.V. ADR	13,997
713	Kraft Foods Group, Inc.	37,374
279	PepsiCo, Inc.	22,197
579	Philip Morris International, Inc.	50,139
1,011	Unilever N.V. Class NY ADR	38,150
		161,857
	Health Care Equipment and Services - 3.7%
1,088	Cardinal Health, Inc.	56,723
1,250	Medtronic, Inc.	66,569
466	UnitedHealth Group, Inc.	33,370
		156,662
	Household and Personal Products - 1.2%
671	Procter & Gamble Co.	50,732

	Insurance - 6.1%
839	ACE Ltd.	78,453
279	American International Group, Inc.	13,582
599	Marsh & McLennan Cos., Inc.	26,099
720	MetLife, Inc.	33,818
815	Principal Financial Group, Inc.	34,882
901	Prudential Financial, Inc.	70,293
		257,127
	Materials - 2.0%
1,716	Dow Chemical Co.	65,892
697	Goldcorp, Inc.	18,131
		84,023
	Media - 5.4%
1,881	Comcast Corp. Class A	84,936
548	Omnicom Group, Inc. ●	34,770
1,045	Time Warner, Inc.	68,800
644	Walt Disney Co.	41,561
		230,067
	Pharmaceuticals, Biotechnology and Life Sciences - 12.8%
999	AstraZeneca plc ADR	51,879
903	Bristol-Myers Squibb Co.	41,807
1,313	Eli Lilly & Co.	66,106
1,107	Johnson & Johnson	95,997
2,900	Merck & Co., Inc.	138,089
2,835	Pfizer, Inc.	81,388
995	Teva Pharmaceutical Industries Ltd. ADR	37,589
944	Zoetis, Inc.	29,368
		542,223
	Retailing - 2.1%
1,284	Lowe's Co., Inc.	61,137
458	Target Corp.	29,332
		90,469
	Semiconductors and Semiconductor Equipment - 2.4%
2,312	Intel Corp.	52,993
1,227	Texas Instruments, Inc.	49,399
		102,392
	Software and Services - 7.8%
567	Accenture plc	41,735
273	Automatic Data Processing, Inc.	19,776
737	eBay, Inc. ●	41,099
517	IBM Corp.	95,797
2,929	Microsoft Corp.	97,570
1,049	Oracle Corp.	34,794
		330,771
	Technology Hardware and Equipment - 4.4%
90	Apple, Inc. ●	42,740
2,309	Cisco Systems, Inc.	54,082
1,540	Corning, Inc.	22,464
2,080	EMC Corp.	53,170

1

Hartford Dividend and Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.4% - (continued)
	Technology Hardware and Equipment - 4.4% - (continued)
1,503	Xerox Corp.		$15,462
			187,918
	Telecommunication Services - 2.5%
2,279	Verizon Communications, Inc.		106,356

	Transportation - 4.1%
1,144	CSX Corp.		29,453
1,531	Delta Air Lines, Inc.		36,112
430	FedEx Corp.		49,030
664	United Parcel Service, Inc. Class B		60,628
			175,223
	Utilities - 3.6%
922	Dominion Resources, Inc.		57,607
94	Edison International		4,324
1,089	Exelon Corp.		32,264
598	NextEra Energy, Inc.		47,971
460	NRG Energy, Inc.		12,574
			154,740
	Total common stocks
	(cost $3,002,709)		$4,175,137

	Total long-term investments
	(cost $3,002,709)		$4,175,137

SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $1,233, collateralized by FFCB 3.76%, 2024, FHLMC 4.13%, 2029, value of $1,257)
$1,233	0.08%, 09/30/2013		$1,233
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $6,173, collateralized by
FHLMC 2.50% - 5.50%, 2030 - 2043,
FNMA 3.00% - 6.00%, 2022 - 2043,
GNMA 2.50% - 3.00%, 2042 - 2043, U.S.
	Treasury Note 0.88, 2018, value of $6,297)
6,173	0.05%, 09/30/2013		6,173
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $3,031, collateralized by
FHLMC 3.50% - 4.50%, 2021 - 2033,
FNMA 2.00% - 4.00%, 2020 - 2043,
GNMA 2.50% - 3.00%, 2043, U.S.
	Treasury Note 2.38%, 2014, value of $3,092)
3,031	0.08%, 09/30/2013		3,031
Barclays Capital TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $5,514, collateralized by U.S.
Treasury Bill 0.04% - 0.08%, 2014, U.S.
Treasury Bond 5.38% - 8.50%, 2020 -
2031, U.S. Treasury Note 2.00% - 3.13%,
	2014 - 2021, value of $5,624)
5,514	0.06%, 09/30/2013		5,514
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
10/01/2013 in the amount of $16,598,
collateralized by U.S. Treasury Bill 0.03%
- 0.12%, 2013 - 2014, U.S. Treasury Bond
6.25% - 8.75%, 2017 - 2023, U.S. Treasury
Note 0.13% - 4.63%, 2013 - 2019,  value
	of $16,930)
16,598	0.05%, 09/30/2013		16,598
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $98, collateralized by FNMA 4.00% - 5.50%, 2025 - 2042, value of $100)
98	0.10%, 09/30/2013		98
RBS Securities Inc. TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $12,594, collateralized by U.S.
Treasury Bond 3.75% - 8.75%, 2017 -
2041, U.S. Treasury Note 0.25% - 3.75%,
	2014 - 2019, value of $12,846)
12,594	0.04%, 09/30/2013		12,594
	TD Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $7,872, collateralized by FNMA 2.50% - 4.00%, 2027 - 2042, GNMA 2.50%, 2043, value of $8,042)
7,872	0.08%, 09/30/2013		7,872
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2013 in the amount of $70, collateralized by U.S. Treasury Note 0.88%, 2018, value of $71)
70	0.04%, 09/30/2013		70
			53,183
	Total short-term investments
	(cost $53,183)		$53,183

	Total investments
	(cost $3,055,892) ▲	99.7%	$4,228,320
	Other assets and liabilities	0.3%	14,308
	Total net assets	100.0%	$4,242,628

2

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $3,065,386 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,191,955
Unrealized Depreciation	(29,021)
Net Unrealized Appreciation	$1,162,934

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary
September 30, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$4,175,137	$4,175,137	$–	$–
Short-Term Investments	53,183	–	53,183	–
Total	$4,228,320	$4,175,137	$53,183	$–

♦	For the nine-month period ended September 30, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

Hartford Global Growth HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.7%
	Automobiles and Components - 0.6%
260	Nissan Motor Co., Ltd.	$2,629

	Banks - 3.1%
441	Barclays Bank plc ADR	1,886
110	Barclays Bank plc ADR Rights	144
47	BNP Paribas	3,210
79	Erste Group Bank AG	2,499
430	Mitsubishi UFJ Financial Group, Inc.	2,761
46	Ocwen Financial Corp. ●	2,585
		13,085
	Capital Goods - 6.6%
19	Boeing Co.	2,289
28	Honeywell International, Inc.	2,349
411	Mitsubishi Heavy Industries Ltd.	2,370
22	Parker-Hannifin Corp.	2,340
145	Rolls-Royce Holdings plc	2,618
65	Safran S.A.	4,011
26	Schneider Electric S.A.	2,232
83	SKF AB Class B	2,320
10	SMC Corp. of America	2,366
28	Wabco Holdings, Inc. ●	2,351
35	WESCO International, Inc. ●	2,694
		27,940
	Commercial and Professional Services - 1.3%
50	Equifax, Inc. ●	2,996
125	Experian plc	2,372
		5,368
	Consumer Durables and Apparel - 2.8%
34	Compagnie Financiere Richemont S.A.	3,404
23	Lululemon Athletica, Inc. ●	1,688
62	Pandora A/S	2,568
177	Prada S.p.A.	1,716
158	Pulte Group, Inc.	2,600
		11,976
	Consumer Services - 4.9%
186	Compass Group plc	2,557
175	Galaxy Entertainment Group Ltd. ●	1,230
116	MGM Resorts International ●	2,371
34	Paddy Power plc	2,716
1,090	Sands China Ltd.	6,745
29	Starbucks Corp.	2,241
47	Wyndham Worldwide Corp.	2,862
		20,722
	Diversified Financials - 10.3%
19	Affiliated Managers Group, Inc. ●	3,397
66	American Express Co.	4,974
38	Ameriprise Financial, Inc.	3,479
17	BlackRock, Inc.	4,699
64	Discover Financial Services, Inc.	3,227
62	Franklin Resources, Inc.	3,112
30	IntercontinentalExchange, Inc. ●	5,414
64	JP Morgan Chase & Co.	3,289
57	Julius Baer Group Ltd.	2,654
47	Moody's Corp.	3,274
12	Partners Group	2,882
95	SEI Investments Co.	2,921
		43,322
	Energy - 2.3%
25	Anadarko Petroleum Corp.	2,280
83	Cobalt International Energy, Inc. ●	2,074
14	EOG Resources, Inc.	2,320
33	Schlumberger Ltd.	2,897
		9,571
	Food and Staples Retailing - 1.8%
95	CVS Caremark Corp. ●	5,410
61	Seven & I Holdings Co., Ltd.	2,225
		7,635
	Food, Beverage and Tobacco - 5.0%
37	Anheuser-Busch InBev N.V.	3,648
84	Diageo Capital plc	2,665
21	Fomento Economico Mexicano S.A.B. de C.V. ADR	2,033
38	Green Mountain Coffee Roasters, Inc. ●	2,846
98	Japan Tobacco, Inc.	3,522
41	Monster Beverage Corp. ●	2,158
18	Pernod-Ricard S.A.	2,201
55	Unilever N.V.	2,100
		21,173
	Health Care Equipment and Services - 1.7%
31	Aetna, Inc.	1,970
41	Medtronic, Inc.	2,178
35	Zimmer Holdings, Inc.	2,842
		6,990
	Insurance - 2.6%
127	American International Group, Inc.	6,178
251	St. James's Place Capital plc	2,495
69	Tokio Marine Holdings, Inc.	2,259
		10,932
	Materials - 1.6%
195	Cemex S.A.B. de C.V. ADR ●	2,185
29	HeidelbergCement AG	2,209
248	James Hardie Industries plc	2,470
		6,864
	Media - 5.4%
55	Comcast Corp. Class A	2,473
47	DirecTV ●	2,808
151	Interpublic Group of Cos., Inc.	2,592
553	Sirius XM Radio, Inc. w/ Rights	2,140
23	Time Warner Cable, Inc.	2,514
160	Twenty-First Century Fox, Inc.	5,373
36	Walt Disney Co.	2,319
113	WPP plc	2,329
		22,548
	Pharmaceuticals, Biotechnology and Life Sciences - 13.7%
42	Actelion Ltd.	2,991
36	Amgen, Inc.	4,072
16	Biogen Idec, Inc.	3,780
64	Bristol-Myers Squibb Co.	2,962
47	Celgene Corp. ●	7,192
148	Gilead Sciences, Inc. ●	9,318
54	Merck & Co., Inc.	2,574
92	Mylan, Inc. ●	3,501
11	Regeneron Pharmaceuticals, Inc. ●	3,505
38	Roche Holding AG	10,259
27	Sanofi-Aventis S.A.	2,737

1

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.7% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 13.7% - (continued)
39	UCB S.A.	$2,392
29	Vertex Pharmaceuticals, Inc. ●	2,166
		57,449
	Real Estate - 0.6%
32	American Tower Corp. REIT	2,394

	Retailing - 6.7%
7	Amazon.com, Inc.	2,145
7	AutoZone, Inc. ●	3,163
62	GameStop Corp. Class A	3,093
11	Kering	2,483
157	Lowe's Co., Inc.	7,490
33	PetSmart, Inc.	2,532
7	Priceline.com, Inc. ●	7,324
		28,230
	Semiconductors and Semiconductor Equipment - 3.3%
48	ASML Holding N.V.	4,739
249	Infineon Technologies AG	2,498
145	MediaTek, Inc.	1,796
159	Micron Technology, Inc. ●	2,784
629	Taiwan Semiconductor Manufacturing Co., Ltd.	2,142
		13,959
	Software and Services - 18.1%
46	Accenture plc	3,378
139	Activision Blizzard, Inc.	2,319
55	Akamai Technologies, Inc. ●	2,833
11	Alliance Data Systems Corp.	2,351
75	Amdocs Ltd.	2,737
41	Automatic Data Processing, Inc.	2,981
36	Citrix Systems, Inc. ●	2,510
33	Cognizant Technology Solutions Corp. ●	2,716
20	Dassault Systemes S.A.	2,734
118	eBay, Inc. ●	6,567
67	Facebook, Inc. ●	3,368
23	FleetCor Technologies, Inc. ●	2,497
11	Google, Inc. ●	9,814
13	LinkedIn Corp. Class A ●	3,168
6	Mastercard, Inc.	4,245
44	Salesforce.com, Inc. ●	2,274
27	Splunk, Inc. ●	1,626
101	Symantec Corp.	2,490
43	Tencent Holdings Ltd.	2,246
49	Teradata Corp. ●	2,709
25	Visa, Inc.	4,703
180	Yahoo!, Inc. ●	5,959
		76,225
	Technology Hardware and Equipment - 4.2%
5	Apple, Inc. ●	2,321
102	Cisco Systems, Inc.	2,388
106	EMC Corp.	2,712
446	Hitachi Ltd.	2,958
131	Juniper Networks, Inc. ●	2,609
2,346	Lenovo Group Ltd.	2,459
156	Telefonaktiebolaget LM Ericsson Class B	2,082
		17,529
	Transportation - 1.1%
95	Delta Air Lines, Inc.	2,241
20	FedEx Corp.	2,281
		4,522
	Total common stocks
	(cost $312,423)	$411,063

PREFERRED STOCKS - 1.2%
	Automobiles and Components - 0.6%
10	Volkswagen AG N.V.	$2,412

	Media - 0.6%
64	ProSieben Sat.1 Media AG	2,734

	Total preferred stocks
	(cost $4,629)	$5,146

	Total long-term investments
	(cost $317,052)	$416,209

SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreements - 1.0%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $100, collateralized by FFCB 3.76%, 2024, FHLMC 4.13%, 2029, value of $102)
$99	0.08%, 09/30/2013	$99
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $499, collateralized by FHLMC
2.50% - 5.50%, 2030 - 2043, FNMA 3.00%
- 6.00%, 2022 - 2043, GNMA 2.50% -
3.00%, 2042 - 2043, U.S. Treasury Note
	0.88, 2018, value of $509)
499	0.05%, 09/30/2013	499
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $245, collateralized by FHLMC
3.50% - 4.50%, 2021 - 2033, FNMA 2.00%
- 4.00%, 2020 - 2043, GNMA 2.50% -
3.00%, 2043, U.S. Treasury Note 2.38%,
	2014, value of $250)
245	0.08%, 09/30/2013	245
Barclays Capital TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $445, collateralized by U.S.
Treasury Bill 0.04% - 0.08%, 2014, U.S.
Treasury Bond 5.38% - 8.50%, 2020 - 2031,
U.S. Treasury Note 2.00% - 3.13%, 2014 -
	2021, value of $454)
445	0.06%, 09/30/2013	445

2

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.0% - (continued)
Repurchase Agreements - 1.0% - (continued)
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
10/01/2013 in the amount of $1,341,
collateralized by U.S. Treasury Bill 0.03% -
0.12%, 2013 - 2014, U.S. Treasury Bond
6.25% - 8.75%, 2017 - 2023, U.S. Treasury
Note 0.13% - 4.63%, 2013 - 2019, value of
	$1,368)
$1,341	0.05%, 09/30/2013		$1,341
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $8, collateralized by FNMA 4.00% - 5.50%, 2025 - 2042, value of $8)
8	0.10%, 09/30/2013		8
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $1,017, collateralized by U.S.
Treasury Bond 3.75% - 8.75%, 2017 - 2041,
U.S. Treasury Note 0.25% - 3.75%, 2014 -
	2019, value of $1,038)
1,017	0.04%, 09/30/2013		1,017
	TD Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $636, collateralized by FNMA 2.50% - 4.00%, 2027 - 2042, GNMA 2.50%, 2043, value of $650)
636	0.08%, 09/30/2013		636
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2013 in the amount of $6, collateralized by U.S. Treasury Note 0.88%, 2018, value of $6)
6	0.04%, 09/30/2013		6
			4,296
	Total short-term investments
	(cost $4,296)		$4,296

	Total investments
	(cost $321,348) ▲	99.9%	$420,505
	Other assets and liabilities	0.1%	496
	Total net assets	100.0%	$421,001

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

3

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $323,025 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$101,370
Unrealized Depreciation	(3,890)
Net Unrealized Appreciation	$97,480

●	Non-income producing.

Foreign Currency Contracts Outstanding at September 30, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
GBP	Buy	10/02/2013	BCLY	$2,570	$2,579	$9

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays

Currency Abbreviations:
GBP	British Pound

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Country
as of September 30, 2013

Percentage of
Country	Net Assets
Austria	0.6%
Belgium	1.4
Canada	0.4
China	1.1
Denmark	0.6
France	4.7
Germany	2.4
Hong Kong	1.9
Ireland	1.8
Italy	0.4
Japan	5.0
Mexico	1.0
Netherlands	1.6
Sweden	1.1
Switzerland	5.3
Taiwan	0.9
United Kingdom	3.5
United States	65.2
Short-Term Investments	1.0
Other Assets and Liabilities	0.1
Total	100.0%

4

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

September 30, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$2,629	$–	$2,629	$–
Banks	13,085	2,729	10,356	–
Capital Goods	27,940	12,023	15,917	–
Commercial and Professional Services	5,368	2,996	2,372	–
Consumer Durables and Apparel	11,976	6,856	5,120	–
Consumer Services	20,722	10,190	10,532	–
Diversified Financials	43,322	37,786	5,536	–
Energy	9,571	9,571	–	–
Food and Staples Retailing	7,635	5,410	2,225	–
Food, Beverage and Tobacco	21,173	7,037	14,136	–
Health Care Equipment and Services	6,990	6,990	–	–
Insurance	10,932	6,178	4,754	–
Materials	6,864	2,185	4,679	–
Media	22,548	20,219	2,329	–
Pharmaceuticals, Biotechnology and Life Sciences	57,449	39,070	18,379	–
Real Estate	2,394	2,394	–	–
Retailing	28,230	25,747	2,483	–
Semiconductors and Semiconductor Equipment	13,959	2,784	11,175	–
Software and Services	76,225	71,245	4,980	–
Technology Hardware and Equipment	17,529	10,030	7,499	–
Transportation	4,522	4,522	–	–
Total	411,063	285,962	125,101	–
Preferred Stocks	5,146	–	5,146	–
Short-Term Investments	4,296	–	4,296	–
Total	$420,505	$285,962	$134,543	$–
Foreign Currency Contracts*	9	–	9	–
Total	$9	$–	$9	$–

♦	For the nine-month period ended September 30, 2013, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

Hartford Global Research HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1%
	Automobiles and Components - 1.7%
3	Bayerische Motoren Werke (BMW) AG	$284
16	Ford Motor Co.	277
31	Nissan Motor Co., Ltd.	312
6	Toyota Motor Corp.	396
		1,269
	Banks - 8.4%
37	Banco ABC Brasil S.A.	217
35	Banco Bilbao Vizcaya Argentaria S.A.	395
35	Banco Bilboa Vizcaya Argentaria S.A. Rights	5
38	Banco Santander Brasil S.A.	266
4	BNP Paribas	300
4	BOK Financial Corp.	228
12	BS Financial Group, Inc.	184
6	Canadian Imperial Bank of Commerce	493
2	Citizens & Northern Corp.	30
6	Concentradora Fibra Hotelera	10
14	DGB Financial Group, Inc.	216
29	DNB ASA	440
270	E.Sun Financial Holdings Co	175
4	Erste Group Bank AG	121
7	First National Financial Corp.	123
1	Gronlandsbanken	76
3	Hana Financial Holdings	115
7	Home Capital Group, Inc.	497
20	HSBC Holdings plc	216
20	Itau Unibanco Banco Multiplo S.A. ADR	285
6	KBC Groep N.V.	274
9	Mizrahi Tefahot Bank Ltd.	100
6	National Bank of Canada	494
3	Shinhan Financial Group Co., Ltd.	126
28	Spar Nord Bank A/S ●	216
21	Standard Chartered plc	502
254	Turkiye Sinai Kalkinma Bankasi A.S.	225
		6,329
	Capital Goods - 7.2%
1	AGCO Corp.	72
4	AMETEK, Inc.	166
—	Arcam AB ●	21
14	BAE Systems plc	100
11	Balfour Beatty plc	49
2	Boeing Co.	252
1	Brenntag AG	165
1	Carlisle Cos., Inc.	38
4	Colfax Corp. ●	250
5	Compagnie De Saint-Gobain	240
1	Curtis-Wright Corp.	37
3	Danaher Corp.	238
1	Dover Corp.	103
2	Eaton Corp. plc	150
2	European Aeronautic Defence & Space Co. N.V.	116
21	General Electric Co.	501
7	GrafTech International Ltd. ●	59
3	Honeywell International, Inc.	209
3	IDEX Corp.	177
3	Illinois Tool Works, Inc.	224
3	Ingersoll-Rand plc	164
6	KBR, Inc.	184
1	Leighton Holdings Ltd.	13
1	Lockheed Martin Corp.	129
10	Luxfer Holdings plc	157
1	Moog, Inc. Class A ●	37
1	Northrop Grumman Corp.	65
3	Pentair Ltd.	216
1	Raytheon Co.	106
6	Rexel S.A.	163
7	Rolls-Royce Holdings plc	125
5	Russel Metals, Inc.	126
1	Safran S.A.	81
3	United Technologies Corp.	298
2	Vallourec S.A.	120
3	Vinci S.A.	194
2	WESCO International, Inc. ●	126
		5,471
	Commercial and Professional Services - 0.5%
4	ADT (The) Corp.	146
2	Huron Consulting Group, Inc. ●	128
2	Nielsen Holdings N.V.	77
1	Quintiles Transnational Holdings ●	45
7	Transfield Services Ltd.	8
		404
	Consumer Durables and Apparel - 2.4%
1	Adidas AG	123
4	Brunello Cucinelli S.p.A.	114
7	Coway Co., Ltd.	405
3	Fifth & Pacific Cos., Inc. ●	78
2	iRobot Corp. ●	76
2	Lululemon Athletica, Inc. ●	160
1	LVMH Moet Hennessy Louis Vuitton S.A.	263
1	Michael Kors Holdings Ltd. ●	80
4	NIKE, Inc. Class B	268
1	PVH Corp.	78
69	Samsonite International S.A.	192
		1,837
	Consumer Services - 0.8%
1	Churchill Downs, Inc.	48
24	Domino's Pizza Enterprises Ltd.	301
18	MGM China Holdings Ltd.	58
2	Norwegian Cruise Line Holdings Ltd. ●	55
8	Sands China Ltd.	48
—	Starwood Hotels & Resorts, Inc.	25
—	Vail Resorts, Inc.	9
—	Whitbread plc	21
—	Wyndham Worldwide Corp.	30
		595
	Diversified Financials - 4.2%
9	ARA Asset Management	12
22	CETIP S.A. - Mercados Organizado	234
67	Challenger Financial Services Group Ltd.	342
15	Citigroup, Inc.	728
10	EFG International AG ●	147
23	ING Groep N.V. ●	265
7	JP Morgan Chase & Co.	368
10	Julius Baer Group Ltd.	459
29	UBS AG	592
		3,147

1

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1% - (continued)
	Energy - 8.4%
2	Anadarko Petroleum Corp.	$216
3	Athlon Energy Inc ●	106
46	Beach Energy Ltd.	57
24	BG Group plc	461
42	BP plc	298
4	BP plc ADR	180
14	Buru Energy Ltd. ●	22
20	Cairn Energy plc ●	84
3	Canadian Natural Resources Ltd. ADR	83
4	Chevron Corp.	472
32	CNOOC Ltd.	65
5	Cobalt International Energy, Inc. ●	113
1	ConocoPhillips Holding Co.	92
3	Consol Energy, Inc.	107
1	Dril-Quip, Inc. ●	66
7	Enbridge, Inc.	280
5	EnCana Corp. ADR	90
1	EOG Resources, Inc.	235
6	Exxon Mobil Corp.	504
6	Galp Energia SGPS S.A.	103
3	Halliburton Co.	158
5	Imperial Oil Ltd.	201
11	Karoon Gas Australia Ltd. ●	53
43	Kunlun Energy Co., Ltd.	60
1	Marathon Petroleum Corp.	75
3	MEG Energy Corp. ●	116
1	National Oilwell Varco, Inc.	101
100	New Standard Energy Ltd. ●	15
3	Ocean Rig UDW, Inc. ●	46
12	Oil Search Ltd.	93
18	Ophilr Energy plc ●	99
5	Patterson-UTI Energy, Inc.	106
8	Petroleo Brasileiro S.A. ADR	121
3	Phillips 66	182
1	Pioneer Natural Resources Co.	253
34	Polskie Gornictwo Naftowe I	66
6	Reliance Industries Ltd.	73
5	Repsol S.A.	129
2	Royal Dutch Shell plc	63
5	Santos Ltd.	68
1	Schlumberger Ltd.	123
3	Southwestern Energy Co. ●	108
6	Statoil ASA	133
4	Superior Energy Services, Inc. ●	88
7	Tonengeneral Sekiyu KK	65
2	Tourmaline Oil Corp. ●	68
7	Trican Well Service Ltd.	95
		6,392
	Food and Staples Retailing - 1.8%
6	Carrefour S.A.	219
2	Costco Wholesale Corp.	254
2	CVS Caremark Corp. ●	85
6	Seven & I Holdings Co., Ltd.	208
27	Tesco plc	156
3	Walgreen Co.	152
8	Woolworths Ltd.	256
		1,330
	Food, Beverage and Tobacco - 8.7%
8	Altria Group, Inc.	291
6	Anheuser-Busch InBev N.V.	597
3	British American Tobacco plc	137
28	Coca-Cola Co.	1,044
1	Coca-Cola Enterprises, Inc.	41
18	Diageo Capital plc	580
4	Imperial Tobacco Group plc	142
41	ITC Ltd.	221
4	Kraft Foods Group, Inc.	202
20	Lorillard, Inc.	888
15	Mondelez International, Inc.	460
12	Nestle S.A.	856
6	New Britain Palm Oil Ltd.	41
5	PepsiCo, Inc.	361
8	Philip Morris International, Inc.	729
		6,590
	Health Care Equipment and Services - 3.1%
1	Abbott Laboratories	45
1	Aetna, Inc.	82
2	Al Noor Hospitals Group ●	25
2	Allscripts Healthcare Solutions, Inc. ●	27
9	Boston Scientific Corp. ●	106
1	Cardinal Health, Inc.	75
1	Cie Generale d'Optique Essilor International S.A.	85
2	CIGNA Corp.	167
1	Community Health Systems, Inc.	40
3	Covidien plc	199
2	Envision Healthcare Holdings ●	47
2	HCA Holdings, Inc.	103
3	Hologic, Inc. ●	59
—	M3, Inc.	128
2	McKesson Corp.	220
3	Medtronic, Inc.	181
4	NMC Health plc	23
3	Olympus Corp.	89
—	Premier Inc. ●	3
—	Qualicorp S.A. ●	4
5	Smith & Nephew plc	68
1	St. Jude Medical, Inc.	59
2	Stryker Corp.	130
—	Sysmex Corp.	19
4	UnitedHealth Group, Inc.	267
1	Zimmer Holdings, Inc.	89
		2,340
	Household and Personal Products - 0.3%
2	Beiersdorf AG	149
—	Coty, Inc. ●	6
32	Jyothy Laboratories Ltd.	85
		240
	Insurance - 3.1%
3	Ageas	134
15	AXA S.A.	356
2	Berkshire Hathaway, Inc. Class B ●	231
18	Delta Lloyd N.V.	376
74	Direct Line Insurance Group plc	256
5	Hanover Insurance Group, Inc.	249
81	Old Mutual plc	245

2

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1% - (continued)
	Insurance - 3.1% - (continued)
20	Storebrand ASA	$110
13	XL Group plc	387
		2,344
	Materials - 5.2%
37	African Minerals Ltd. ●	137
2	Akzo Nobel N.V.	135
2	Allegheny Technologies, Inc.	69
8	Anglo American plc	189
3	ArcelorMittal ADR	44
4	Asahi Kasei Corp.	29
11	AuRico Gold, Inc.	40
5	AZ Electronic Materials S.A.	25
3	Ball Corp.	125
3	Billerud	27
1	Boise Cascade Co. ●	37
1	Cabot Corp.	42
1	Celanese Corp.	59
54	China Shanshui Cement Group	21
9	Constellium N.V. ●	173
2	Crown Holdings, Inc. ●	91
5	Dow Chemical Co.	177
7	EcoSynthetix, Inc. ●	24
62	Fosun International	49
11	Graphic Packaging Holding Co. ●	95
2	HeidelbergCement AG	142
81	Huabao International Holdings Ltd.	34
2	International Paper Co.	95
4	JSR Corp.	79
3	Lafarge S.A.	192
1	Lanxess	67
2	Louisiana-Pacific Corp. ●	38
2	LyondellBasell Industries Class A	155
1	MeadWestvaco Corp.	20
2	Methanex Corp. ADR	101
7	Mitsubishi Chemical Holdings	31
243	Mongolian Mining Corp. ●	44
2	Monsanto Co.	159
1	Mosaic Co.	26
11	Newcrest Mining Ltd.	120
14	Nine Dragons Paper Holdings	10
3	Nippon Shokubai Co., Ltd.	33
8	NuFarm Ltd.	35
6	Omnova Solutions, Inc. ●	48
3	Owens-Illinois, Inc. ●	79
51	Platinum Group Metals Ltd. ●	52
6	Rexam plc	45
2	Rio Tinto plc	99
1	Sherwin-Williams Co.	93
1	Shin-Etsu Chemical Co., Ltd.	63
5	Smurfit Kappa Group plc	103
10	Synthomer plc	39
2	Tikkurila Oyj	56
8	Ube Industries Ltd.	15
1	Umicore S.A.	68
5	Universal Stainless & Alloy Products, Inc. ●	160
—	Westlake Chemical Corp.	29
		3,918
	Media - 3.8%
1	CBS Corp. Class B	63
2	Charter Communications, Inc. ●	272
5	Comcast Corp. Class A	230
6	Comcast Corp. Special Class A	243
2	Dentsu, Inc.	69
2	DreamWorks Animation SKG, Inc. ●	62
2	Fuji Media Holdings, Inc.	46
8	Havas S.A.	59
2	Imax Corp. ●	54
6	Interpublic Group of Cos., Inc.	95
1	MDC Partners, Inc. Class A	30
1	Omnicom Group, Inc. ●	33
4	Pandora Media, Inc. ●	90
4	Reed Elsevier Capital, Inc.	54
17	Sirius XM Radio, Inc. w/ Rights	64
3	Thomson Reuters Corp.	121
3	Time Warner Cable, Inc.	336
4	Time Warner, Inc.	295
3	Tremor Video, Inc. ●	29
3	TV Asahi Corp.	65
5	United Business Media Ltd.	60
8	Walt Disney Co.	512
		2,882
	Pharmaceuticals, Biotechnology and Life Sciences - 7.5%
1	Acorda Therapeutics, Inc. ●	36
1	Actavis, Inc.	144
1	Actelion Ltd.	46
1	Agilent Technologies, Inc.	55
2	Algeta ASA ●	60
6	Alkermes plc ●	201
3	Almirall S.A.	35
1	Alnylam Pharmaceuticals, Inc. ●	51
16	Arena Pharmaceuticals, Inc. ●	82
1	Astellas Pharma, Inc.	69
3	AstraZeneca plc ADR	162
2	Auxilium Pharmaceuticals, Inc. ●	37
1	Biogen Idec, Inc.	162
12	Bristol-Myers Squibb Co.	565
1	Celgene Corp. ●	145
1	Covance, Inc. ●	79
1	Cubist Pharmaceuticals, Inc. ●	62
6	Daiichi Sankyo Co., Ltd.	113
2	Eisai Co., Ltd.	96
7	Eli Lilly & Co.	374
13	Exelixis, Inc. ●	75
5	Forest Laboratories, Inc. ●	233
6	Gilead Sciences, Inc. ●	354
2	H. Lundbeck A/S	44
2	Immunogen, Inc. ●	36
1	Incyte Corp. ●	52
1	Infinity Pharmaceuticals, Inc. ●	18
2	Ironwood Pharmaceuticals, Inc. ●	25
2	Johnson & Johnson	145
3	Medicines Co. ●	103
9	Merck & Co., Inc.	449
2	Mylan, Inc. ●	83
2	NPS Pharmaceuticals, Inc. ●	51
1	Ono Pharmaceutical Co., Ltd.	38

3

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 7.5% - (continued)
2	Regeneron Pharmaceuticals, Inc. ●	$516
1	Roche Holding AG	149
—	Salix Pharmaceuticals Ltd. ●	12
2	Seattle Genetics, Inc. ●	79
9	Shionogi & Co., Ltd.	197
7	Teva Pharmaceutical Industries Ltd. ADR	256
2	UCB S.A.	118
1	Vertex Pharmaceuticals, Inc. ●	89
		5,696
	Real Estate - 2.4%
—	Acadia Realty Trust REIT	10
—	Alexander & Baldwin, Inc. ●	14
1	American Assets Trust, Inc. REIT	19
2	American Tower Corp. REIT	112
—	AvalonBay Communities, Inc. REIT	59
239	Bekasi Fajar Industrial Estate Tbk PT	10
14	Beni Stabili S.p.A.	9
3	Big Yellow Group REIT	20
—	Boston Properties, Inc. REIT	35
—	Camden Property Trust REIT	24
2	Cheung Kong Holdings Ltd.	31
5	Corporacion Inmobiliaria Vesta S. de RL de C.V.	10
2	Cousins Properties, Inc. REIT	17
—	Daito Trust Construction Co., Ltd.	31
1	DDR Corp. REIT	19
1	Derwent London plc REIT	39
1	Deutsche Annington Immobile ●	20
—	Deutsche Wohnen A.G.	4
19	Dexus Property Group REIT	18
1	Douglas Emmett, Inc. REIT	29
—	EastGroup Properties, Inc. REIT	20
1	Equity Lifestyle Properties, Inc. REIT	23
—	Essex Property Trust, Inc. REIT	40
1	EuroBank Properties REIT ●	10
—	Extra Space Storage, Inc. REIT	21
1	Fastighets AB Balder ●	10
2	Fibra Uno Administracion S.A. REIT	5
1	First Industrial Realty Trust, Inc. REIT	17
2	Forest City Enterprises, Inc. Class A ●	34
9	Fortune REIT	7
3	General Growth Properties, Inc. REIT	55
7	Goodman Group REIT	31
3	Green REIT plc ●	4
3	Hammerson plc REIT	22
1	Health Care, Inc. REIT	61
2	Host Hotels & Resorts, Inc. REIT	29
7	Hysan Development Co., Ltd.	29
—	Icade REIT	10
—	Industrial & Infrastructure Fund Investment Corp. REIT	38
—	Japan Logistics Fund REIT	40
1	Kennedy-Wilson Holdings, Inc.	10
—	Kilroy Realty Corp. REIT	10
2	Land Securities Group plc REIT	29
6	Link (The) REIT	31
15	Mirvac Group REIT	25
3	Mitsubishi Estate Co., Ltd.	103
2	Mitsui Fudosan Co., Ltd.	79
3	Ntt Urban Development Corp.	33
66	Pakuwon Jati TBK	2
—	Public Storage REIT	52
1	Rayonier, Inc. REIT	30
—	RLJ Lodging Trust REIT	9
41	Robinsons Land Corp.	19
1	Simon Property Group, Inc. REIT	88
—	SL Green Realty Corp. REIT	38
—	Stag Industrial, Inc. REIT	10
3	Sun Hung Kai Properties Ltd.	40
6	Supalai Public Co., Ltd.	3
—	Taubman Centers, Inc. REIT	14
—	Unibail Rodamco REIT	61
4	Unite Group plc	22
—	Wereldhave N.V. REIT	12
5	Westfield Group REIT	46
1	Wihlborgs Fastigheter A.B.	17
		1,819
	Retailing - 5.7%
3	Amazon.com, Inc.	946
—	AutoZone, Inc. ●	135
6	Best Buy Co., Inc.	234
4	Dollar Tree, Inc. ●	207
1	DSW, Inc.	67
2	Five Below, Inc. ●	84
3	GNC Holdings, Inc.	140
4	Groupon, Inc. ●	47
5	Hennes & Mauritz Ab	232
2	HSN, Inc.	109
94	Intime Retail Group Co., Ltd.	103
3	Kohl's Corp.	147
11	Lowe's Co., Inc.	547
27	Marks & Spencer Group plc	218
—	Netflix, Inc. ●	48
1	PetSmart, Inc.	92
4	Pier 1 Imports, Inc.	82
—	Priceline.com, Inc. ●	296
18	Rakuten, Inc.	269
2	Ross Stores, Inc.	111
1	Ryohin Keikaku Co., Ltd.	92
1	TripAdvisor, Inc. ●	90
		4,296
	Semiconductors and Semiconductor Equipment - 2.6%
4	ASM Pacific Technology Ltd.	43
1	ASML Holding N.V.	120
3	Broadcom Corp. Class A	76
4	First Solar, Inc. ●	156
3	Hynix Semiconductor, Inc.	90
20	Intel Corp.	449
1	International Rectifier Corp. ●	19
2	Lam Research Corp. ●	87
1	Maxim Integrated Products, Inc.	24
1	Montage Technology Group Ltd ●	8
9	NXP Semiconductors N.V. ●	345
14	RF Micro Devices, Inc. ●	81
—	Samsung Electronics Co., Ltd.	212

4

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1% - (continued)
	Semiconductors and Semiconductor Equipment - 2.6% - (continued)
1	Silicon Laboratories, Inc. ●	$47
55	Taiwan Semiconductor Manufacturing Co., Ltd.	187
		1,944
	Software and Services - 6.6%
2	Accenture plc	179
11	Activision Blizzard, Inc.	189
4	Akamai Technologies, Inc. ●	186
1	Alliance Data Systems Corp.	197
3	Autodesk, Inc. ●	138
2	Automatic Data Processing, Inc.	140
8	Cadence Design Systems, Inc. ●	114
1	Citrix Systems, Inc. ●	79
3	Cognizant Technology Solutions Corp. ●	268
1	CyrusOne, Inc.	25
4	Dropbox, Inc. ⌂†	46
10	eBay, Inc. ●	576
—	Equinix, Inc. ●	22
1	Exlservice Holdings, Inc. ●	15
5	Facebook, Inc. ●	249
9	Genpact Ltd. ●	165
1	Google, Inc. ●	505
2	Heartland Payment Systems, Inc.	70
21	Higher One Holdings, Inc. ●	159
1	IBM Corp.	119
9	Kakaku.com, Inc.	218
—	LinkedIn Corp. Class A ●	111
3	Oracle Corp.	97
2	QLIK Technologies, Inc. ●	60
1	Tencent Holdings Ltd.	58
3	Teradata Corp. ●	193
10	VeriFone Systems, Inc. ●	230
2	Visa, Inc.	356
6	Yahoo!, Inc. ●	202
		4,966
	Technology Hardware and Equipment - 3.0%
12	AAC Technologies Holdings, Inc.	55
10	Advantech Co., Ltd.	58
2	Anritsu Corp.	29
2	Apple, Inc. ●	885
2	Ciena Corp. ●	62
11	Delta Electronics, Inc.	53
11	EMC Corp.	281
13	Juniper Networks, Inc. ●	252
1	National Instruments Corp.	23
5	NetApp, Inc.	207
2	Palo Alto Networks, Inc. ●	97
—	QIWI plc ADR	7
1	Rogers Corp. ●	74
1	Stratasys Ltd. ●	69
7	Wacom Co., Ltd.	67
66	WPG Holdings Co., Ltd.	78
		2,297
	Telecommunication Services - 3.2%
45	Axiata Group Berhad	94
32	Bharti Airtel Ltd.	161
24	Bharti Infratel Ltd.	60
72	China Unicom Ltd.	111
2	Crown Castle International Corp. ●	169
12	Frontier Communications Co.	52
2	KDDI Corp.	82
2	KT Corp. ADR	28
20	Leap Wireless International, Inc. ●	322
5	MTN Group Ltd.	107
6	NII Holdings, Inc. Class B ●	38
1	P.T. Telekomunikasi Indonesia ADR	49
1	Philippine Long Distance Telephone Co. ADR	64
1	SBA Communications Corp. ●	115
6	SK Telecom Co., Ltd. ADR	128
1	SoftBank Corp.	81
7	Sprint Corp. ●	43
10	Telefonica S.A. ADR	155
8	Telenor ASA	189
10	T-Mobile US, Inc.	256
4	TW Telecom, Inc. ●	125
		2,429
	Transportation - 3.3%
381	AirAsia Berhad	299
68	AirAsia X Berhad ●	23
4	Celadon Group, Inc.	84
8	Covenant Transport ●	53
24	Delta Air Lines, Inc.	567
1	DSV A/S	21
2	FedEx Corp.	220
—	Flughafen Zuerich AG	123
1	Genesee & Wyoming, Inc. Class A ●	135
4	Hertz Global Holdings, Inc. ●	93
3	J.B. Hunt Transport Services, Inc.	224
1	Kansas City Southern	87
1	Norfolk Southern Corp.	79
18	Transurban Group	116
14	US Airways Group, Inc. ●	262
9	Vitran Corp., Inc. ●	43
2	XPO Logistics, Inc. ●	44
		2,473
	Utilities - 4.2%
2	Alliant Energy Corp.	111
8	Cheung Kong Infrastructure Holdings Ltd.	57
9	Cia de Saneamento Basico do Estado de Sao Paulo	88
4	Cia Paranaense de Energie	62
3	Dominion Resources, Inc.	171
4	Duke Energy Corp.	241
7	E.On SE	127
3	Endesa S.A.	71
42	Enel Green Power S.p.A.	91
16	ENN Energy Holdings Ltd.	91
6	GDF Suez	161
195	Guangdong Investment Ltd.	167
10	Iberdrola S.A.	59
17	National Grid plc	204
6	NextEra Energy, Inc.	467
4	Northeast Utilities	161
4	NRG Yield, Inc.	133
6	OGE Energy Corp.	207

5

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.1% - (continued)
	Utilities - 4.2% - (continued)
18	Osaka Gas Co., Ltd.		$75
—	Pattern Energy Group, Inc. ●		2
2	PG&E Corp.		99
14	Snam S.p.A.		73
8	Suez Environment S.A.		134
17	Tokyo Gas Co., Ltd.		94
			3,146
	Total common stocks
	(cost $63,608)		$74,154

PREFERRED STOCKS - 0.7%
	Automobiles and Components - 0.4%
1	Volkswagen AG N.V.		$262

	Software and Services - 0.3%
7	FireEye, Inc. ⌂†		254

	Total preferred stocks
	(cost $290)		$516

	Total long-term investments
	(cost $63,898)		$74,670

SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $8, collateralized by FFCB 3.76%, 2024, FHLMC 4.13%, 2029, value of $8)
$8	0.08%, 09/30/2013		$8
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $40, collateralized by FHLMC
2.50% - 5.50%, 2030 - 2043, FNMA 3.00%
- 6.00%, 2022 - 2043, GNMA 2.50% -
3.00%, 2042 - 2043, U.S. Treasury Note
	0.88, 2018, value of $41)
40	0.05%, 09/30/2013		40
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $20, collateralized by FHLMC
3.50% - 4.50%, 2021 - 2033, FNMA 2.00%
- 4.00%, 2020 - 2043, GNMA 2.50% -
3.00%, 2043, U.S. Treasury Note 2.38%,
	2014, value of $20)
20	0.08%, 09/30/2013		20
Barclays Capital TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $36, collateralized by U.S.
Treasury Bill 0.04% - 0.08%, 2014, U.S.
Treasury Bond 5.38% - 8.50%, 2020 - 2031,
U.S. Treasury Note 2.00% - 3.13%, 2014 -
	2021, value of $37)
36	0.06%, 09/30/2013		36
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
10/01/2013 in the amount of $109,
collateralized by U.S. Treasury Bill 0.03% -
0.12%, 2013 - 2014, U.S. Treasury Bond
6.25% - 8.75%, 2017 - 2023, U.S. Treasury
Note 0.13% - 4.63%, 2013 - 2019,  value of
	$111)
109	0.05%, 09/30/2013		109
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $1, collateralized by FNMA 4.00% - 5.50%, 2025 - 2042, value of $1)
1	0.10%, 09/30/2013		1
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $82, collateralized by U.S.
Treasury Bond 3.75% - 8.75%, 2017 - 2041,
U.S. Treasury Note 0.25% - 3.75%, 2014 -
	2019, value of $84)
82	0.04%, 09/30/2013		82
	TD Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $52, collateralized by FNMA 2.50% - 4.00%, 2027 - 2042, GNMA 2.50%, 2043, value of $53)
52	0.08%, 09/30/2013		52
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2013 in the amount of $- , collateralized by U.S. Treasury Note 0.88%, 2018, value of $-)
—	0.04%, 09/30/2013		—
			348
	Total short-term investments
	(cost $348)		$348

	Total investments
	(cost $64,246) ▲	99.3%	$75,018
	Other assets and liabilities	0.7%	551
	Total net assets	100.0%	$75,569

6

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $65,405 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$10,592
Unrealized Depreciation	(979)
Net Unrealized Appreciation	$9,613

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At September 30, 2013, the aggregate value of these securities was $300, which represents 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2012	4	Dropbox, Inc.	$36
12/2012	7	FireEye, Inc. Preferred	71

At September 30, 2013, the aggregate value of these securities was $300, which represents 0.4% of total net assets.

7

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at September 30, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Sell	10/01/2013	CSFB	$10	$10	$–
CAD	Sell	10/01/2013	BCLY	2	2	–
CAD	Sell	10/02/2013	BCLY	3	3	–
CHF	Sell	10/01/2013	DEUT	3	3	–
CHF	Sell	10/02/2013	SSG	9	9	–
DKK	Sell	10/02/2013	SSG	2	2	–
EUR	Buy	10/02/2013	UBS	23	23	–
EUR	Sell	10/01/2013	CBK	31	31	–
EUR	Sell	10/03/2013	GSC	2	2	–
EUR	Sell	10/02/2013	UBS	8	8	–
GBP	Buy	10/02/2013	BCLY	141	141	–
GBP	Buy	10/01/2013	HSBC	70	71	1
GBP	Sell	10/02/2013	BCLY	6	6	–
GBP	Sell	10/03/2013	GSC	3	3	–
GBP	Sell	10/01/2013	HSBC	7	7	–
HKD	Sell	10/03/2013	CBK	3	3	–
JPY	Buy	10/01/2013	CSFB	30	30	–
JPY	Sell	10/02/2013	CBK	28	28	–
JPY	Sell	10/03/2013	CBK	5	5	–
JPY	Sell	10/01/2013	CSFB	24	24	–
JPY	Sell	12/20/2013	DEUT	153	152	1
MYR	Sell	10/01/2013	JPM	6	6	–
NOK	Sell	10/02/2013	JPM	3	3	–
						$2

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

8

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MYR	Malaysian Ringgit
NOK	Norwegian Krone

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

9

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

September 30, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$1,269	$277	$992	$–
Banks	6,329	2,724	3,605	–
Capital Goods	5,471	4,105	1,366	–
Commercial and Professional Services	404	396	8	–
Consumer Durables and Apparel	1,837	740	1,097	–
Consumer Services	595	167	428	–
Diversified Financials	3,147	1,330	1,817	–
Energy	6,392	4,400	1,992	–
Food and Staples Retailing	1,330	491	839	–
Food, Beverage and Tobacco	6,590	4,016	2,574	–
Health Care Equipment and Services	2,340	1,951	389	–
Household and Personal Products	240	6	234	–
Insurance	2,344	1,123	1,221	–
Materials	3,918	2,031	1,887	–
Media	2,882	2,588	294	–
Pharmaceuticals, Biotechnology and Life Sciences	5,696	4,775	921	–
Real Estate	1,819	957	862	–
Retailing	4,296	3,382	914	–
Semiconductors and Semiconductor Equipment	1,944	1,412	532	–
Software and Services	4,966	4,644	276	46
Technology Hardware and Equipment	2,297	1,957	340	–
Telecommunication Services	2,429	1,604	825	–
Transportation	2,473	1,914	559	–
Utilities	3,146	1,742	1,404	–
Total	74,154	48,732	25,376	46
Preferred Stocks	516	–	262	254
Short-Term Investments	348	–	348	–
Total	$75,018	$48,732	$25,986	$300
Foreign Currency Contracts*	2	–	2	–
Total	$2	$–	$2	$–
Liabilities:
Foreign Currency Contracts*	–	–	–	–
Total	$–	$–	$–	$–

♦	For the nine-month period ended September 30, 2013, investments valued at $1,029 were transferred from Level 1 to Level 2, and investments valued at $94 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

10

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of September 30, 2013
Assets:
Common Stocks	$37	$—	$11	†	$—	$1	$(3)	$—	$—	$46
Preferred Stocks	64	—	190	‡	—	—	—	—	—	254
Total	$101	$—	$201		$—	$1	$(3)	$—	$—	$300

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2013 was $12.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2013 was $190.

11

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Diversification by Country

as of September 30, 2013

Percentage of
Country	Net Assets
Australia	2.1%
Austria	0.2
Belgium	1.6
Bermuda	0.2
Brazil	1.7
Canada	4.4
China	0.9
Cyprus	0.0
Denmark	0.5
Finland	0.1
France	3.5
Germany	1.8
Greece	0.0
Hong Kong	1.0
India	0.8
Indonesia	0.1
Ireland	0.1
Israel	0.5
Italy	0.4
Japan	4.6
Luxembourg	0.2
Malaysia	0.5
Marshall Islands	0.1
Mexico	0.0
Netherlands	1.9
Norway	1.2
Papua New Guinea	0.1
Philippines	0.1
Poland	0.1
Portugal	0.1
Singapore	0.0
South Africa	0.1
South Korea	2.0
Spain	1.1
Sweden	0.4
Switzerland	3.1
Taiwan	0.7
Thailand	0.0
Turkey	0.3
United Kingdom	6.8
United States	55.5
Short-Term Investments	0.5
Other Assets and Liabilities	0.7
Total	100.0%

12

Hartford Growth HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 100.0%
	Automobiles and Components - 1.7%
76	Harley-Davidson, Inc.	$4,864

	Capital Goods - 5.6%
79	AMETEK, Inc.	3,646
23	Cummins, Inc.	3,113
48	Eaton Corp. plc	3,331
10	Precision Castparts Corp.	2,287
55	Safran S.A. ADR	3,384
2	W.W. Grainger, Inc.	427
		16,188
	Commercial and Professional Services - 2.2%
32	IHS, Inc. ●	3,617
76	Nielsen Holdings N.V.	2,763
		6,380
	Consumer Durables and Apparel - 7.6%
227	D.R. Horton, Inc.	4,417
125	Lennar Corp.	4,418
67	Lululemon Athletica, Inc. ●	4,896
39	Michael Kors Holdings Ltd. ●	2,935
23	PVH Corp.	2,769
15	Ralph Lauren Corp.	2,492
		21,927
	Consumer Services - 6.3%
4	Chipotle Mexican Grill, Inc.	1,901
94	Dunkin' Brands Group, Inc.	4,252
53	Starwood Hotels & Resorts, Inc.	3,538
45	Wyndham Worldwide Corp.	2,773
22	Wynn Resorts Ltd.	3,551
30	Yum! Brands, Inc.	2,134
		18,149
	Diversified Financials - 4.2%
40	American Express Co.	3,011
12	BlackRock, Inc.	3,357
15	IntercontinentalExchange, Inc. ●	2,755
56	JP Morgan Chase & Co.	2,904
		12,027
	Energy - 1.8%
30	Anadarko Petroleum Corp.	2,816
94	Cobalt International Energy, Inc. ●	2,330
		5,146
	Food and Staples Retailing - 1.2%
62	CVS Caremark Corp. ●	3,529

	Food, Beverage and Tobacco - 6.6%
37	Anheuser-Busch InBev N.V. ADR	3,706
22	Diageo plc ADR	2,807
72	Green Mountain Coffee Roasters, Inc. ●	5,414
23	Mead Johnson Nutrition Co.	1,692
92	Mondelez International, Inc.	2,890
47	Monster Beverage Corp. ●	2,460
		18,969
	Health Care Equipment and Services - 2.6%
50	Covidien plc	3,040
77	Hologic, Inc. ●	1,583
8	Intuitive Surgical, Inc. ●	2,837
		7,460
	Materials - 3.1%
53	Monsanto Co.	5,504
19	Sherwin-Williams Co.	3,504
		9,008
	Media - 6.8%
84	Comcast Corp. Class A	3,774
1,004	Sirius XM Radio, Inc. w/ Rights	3,885
59	Time Warner, Inc.	3,902
102	Twenty-First Century Fox, Inc.	3,424
72	Walt Disney Co.	4,614
		19,599
	Pharmaceuticals, Biotechnology and Life Sciences - 9.2%
34	Allergan, Inc. ●	3,096
20	Biogen Idec, Inc.	4,796
110	Bristol-Myers Squibb Co.	5,070
127	Gilead Sciences, Inc. ●	7,988
12	Regeneron Pharmaceuticals, Inc. ●	3,903
23	Vertex Pharmaceuticals, Inc. ●	1,776
		26,629
	Real Estate - 0.8%
33	American Tower Corp. REIT	2,439

	Retailing - 9.5%
3	Amazon.com, Inc.	815
12	AutoZone, Inc. ●	4,878
51	Dollar General Corp. ●	2,859
40	Family Dollar Stores, Inc.	2,903
48	Home Depot, Inc.	3,641
150	Lowe's Co., Inc.	7,161
5	Priceline.com, Inc. ●	5,206
		27,463
	Semiconductors and Semiconductor Equipment - 1.4%
107	Altera Corp. ●	3,961

	Software and Services - 23.0%
20	Alliance Data Systems Corp.	4,144
59	Citrix Systems, Inc. ●	4,159
66	Cognizant Technology Solutions Corp. ●	5,445
105	eBay, Inc. ●	5,865
143	Facebook, Inc. ●	7,205
11	Google, Inc. ●	9,985
19	IBM Corp.	3,562
33	Intuit, Inc.	2,200
12	LinkedIn Corp. Class A ●	2,992
7	Mastercard, Inc.	4,995
91	Oracle Corp.	3,013
67	Salesforce.com, Inc. ●	3,488
47	ServiceNow, Inc. ●	2,428
47	Splunk, Inc. ●	2,820
21	Visa, Inc.	4,103
		66,404
	Technology Hardware and Equipment - 3.4%
9	Apple, Inc. ●	4,396
112	Cisco Systems, Inc.	2,614
147	Juniper Networks, Inc. ●	2,913
		9,923
	Transportation - 3.0%
134	Hertz Global Holdings, Inc. ●	2,980
40	J.B. Hunt Transport Services, Inc.	2,913

1

Hartford Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 100.0% - (continued)
	Transportation - 3.0% - (continued)
25	Kansas City Southern		$2,771
			8,664
	Total common stocks
	(cost $222,441)		$288,729

	Total long-term investments
	(cost $222,441)		$288,729

SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.9%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $61, collateralized by FFCB 3.76%, 2024, FHLMC 4.13%, 2029, value of $62)
$61	0.08%, 09/30/2013		$61
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $304, collateralized by FHLMC
2.50% - 5.50%, 2030 - 2043, FNMA 3.00%
- 6.00%, 2022 - 2043, GNMA 2.50% -
3.00%, 2042 - 2043, U.S. Treasury Note
	0.88, 2018, value of $310)
304	0.05%, 09/30/2013		304
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $149, collateralized by FHLMC
3.50% - 4.50%, 2021 - 2033, FNMA 2.00%
- 4.00%, 2020 - 2043, GNMA 2.50% -
3.00%, 2043, U.S. Treasury Note 2.38%,
	2014, value of $152)
149	0.08%, 09/30/2013		149
Barclays Capital TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $272, collateralized by U.S.
Treasury Bill 0.04% - 0.08%, 2014, U.S.
Treasury Bond 5.38% - 8.50%, 2020 - 2031,
U.S. Treasury Note 2.00% - 3.13%, 2014 -
	2021, value of $277)
272	0.06%, 09/30/2013		272
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
10/01/2013 in the amount of $818,
collateralized by U.S. Treasury Bill 0.03% -
0.12%, 2013 - 2014, U.S. Treasury Bond
6.25% - 8.75%, 2017 - 2023, U.S. Treasury
Note 0.13% - 4.63%, 2013 - 2019,  value of
	$834)
818	0.05%, 09/30/2013		818
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $5, collateralized by FNMA 4.00% - 5.50%, 2025 - 2042, value of $5)
5	0.10%, 09/30/2013		5
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $621, collateralized by U.S.
Treasury Bond 3.75% - 8.75%, 2017 - 2041,
U.S. Treasury Note 0.25% - 3.75%, 2014 -
	2019, value of $633)
621	0.04%, 09/30/2013		621
	TD Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $388, collateralized by FNMA 2.50% - 4.00%, 2027 - 2042, GNMA 2.50%, 2043, value of $396)
388	0.08%, 09/30/2013		388
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2013 in the amount of $3, collateralized by U.S. Treasury Note 0.88%, 2018, value of $4)
3	0.04%, 09/30/2013		3
			2,621
	Total short-term investments
	(cost $2,621)		$2,621

	Total investments
	(cost $225,062) ▲	100.9%	$291,350
	Other assets and liabilities	(0.9)%	(2,563)
	Total net assets	100.0%	$288,787

2

Hartford Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $226,328 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$69,745
Unrealized Depreciation	(4,723)
Net Unrealized Appreciation	$65,022

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary

September 30, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$288,729	$288,729	$–	$–
Short-Term Investments	2,621	–	2,621	–
Total	$291,350	$288,729	$2,621	$–

♦	For the nine-month period ended September 30, 2013, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

Hartford Healthcare HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.3%
	Biotechnology - 25.4%
25	Acorda Therapeutics, Inc. ●	$840
52	Algeta ASA ●	2,023
177	Alkermes plc ●	5,957
32	Alnylam Pharmaceuticals, Inc. ●	2,055
264	Anacor Pharmaceuticals, Inc. ●	2,808
224	Arena Pharmaceuticals, Inc. ●	1,179
11	Biogen Idec, Inc.	2,566
37	Cubist Pharmaceuticals, Inc. ●	2,370
372	Exelixis, Inc. ●	2,163
238	Gilead Sciences, Inc. ●	14,926
75	Incyte Corp. ●	2,843
22	Infinity Pharmaceuticals, Inc. ●	380
102	Ironwood Pharmaceuticals, Inc. ●	1,206
14	Mallinckrodt plc ●	610
70	NPS Pharmaceuticals, Inc. ●	2,211
30	Prosensa Holding N.V. ●	199
16	Puma Biotechnology, Inc. ●	875
33	Regeneron Pharmaceuticals, Inc. ●	10,278
262	Rigel Pharmaceuticals, Inc. ●	937
56	Seattle Genetics, Inc. ●	2,451
147	Tesaro, Inc. ●	5,675
40	Vertex Pharmaceuticals, Inc. ●	2,995
		67,547
	Drug Retail - 3.9%
81	CVS Caremark Corp. ●	4,582
107	Walgreen Co.	5,765
		10,347
	Health Care Distributors - 5.6%
88	Cardinal Health, Inc.	4,585
81	McKesson Corp.	10,385
		14,970
	Health Care Equipment - 18.4%
136	Abbott Laboratories	4,524
59	ABIOMED, Inc. ●	1,127
432	Boston Scientific Corp. ●	5,074
112	Covidien plc	6,811
126	Globus Medical, Inc. ●	2,196
39	Heartware International, Inc. ●	2,866
90	Hologic, Inc. ●	1,855
125	Medtronic, Inc.	6,656
102	Orthofix International N.V. ●	2,128
69	St. Jude Medical, Inc.	3,681
64	Stryker Corp.	4,292
135	Tornier N.V. ●	2,610
98	Volcano Corp. ●	2,341
34	Zimmer Holdings, Inc.	2,755
		48,916
	Health Care Facilities - 1.9%
34	Community Health Systems, Inc.	1,411
67	HCA Holdings, Inc.	2,880
132	NMC Health plc	698
2	Premier Inc. ●	76
		5,065
	Health Care Services - 0.8%
63	Al Noor Hospitals Group ●	835
54	Envision Healthcare Holdings ●	1,400
		2,235
	Health Care Supplies - 0.4%
25	Dentsply International, Inc.	1,094

	Health Care Technology - 0.9%
155	Allscripts Healthcare Solutions, Inc. ●	2,301

	Life Sciences Tools and Services - 2.9%
48	Agilent Technologies, Inc.	2,465
38	Covance, Inc. ●	3,322
26	MorphoSys AG ●	2,000
		7,787
	Managed Health Care - 9.9%
73	Aetna, Inc.	4,702
107	CIGNA Corp.	8,206
73	Qualicorp S.A. ●	661
177	UnitedHealth Group, Inc.	12,672
		26,241
	Pharmaceuticals - 27.7%
36	Actavis, Inc.	5,253
40	Almirall S.A.	509
27	Astellas Pharma, Inc.	1,366
43	AstraZeneca plc ADR	2,249
359	Bristol-Myers Squibb Co.	16,592
78	Cadence Pharmaceuticals, Inc. ●	494
136	Daiichi Sankyo Co., Ltd.	2,477
21	Dr. Reddy's Laboratories Ltd. ADR	801
54	Eisai Co., Ltd.	2,180
102	Eli Lilly & Co.	5,138
147	Forest Laboratories, Inc. ●	6,297
24	H. Lundbeck A/S	518
38	Johnson & Johnson	3,274
97	Medicines Co. ●	3,239
109	Merck & Co., Inc.	5,182
94	Mylan, Inc. ●	3,586
17	Ono Pharmaceutical Co., Ltd.	1,014
11	Salix Pharmaceuticals Ltd. ●	708
206	Shionogi & Co., Ltd.	4,327
135	Teva Pharmaceutical Industries Ltd. ADR	5,119
45	UCB S.A.	2,710
130	Xenoport, Inc. ●	736
		73,769
	Research and Consulting Services - 1.5%
87	Quintiles Transnational Holdings ●	3,918

	Total common stocks
	(cost $187,584)	$264,190

	Total long-term investments
	(cost $187,584)	$264,190

SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 1.2%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $77, collateralized by FFCB 3.76%, 2024, FHLMC 4.13%, 2029, value of $78)
$77	0.08%, 09/30/2013	$77

1

Hartford Healthcare HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.2% - (continued)
	Repurchase Agreements - 1.2% - (continued)
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $385, collateralized by FHLMC
2.50% - 5.50%, 2030 - 2043, FNMA 3.00%
- 6.00%, 2022 - 2043, GNMA 2.50% -
3.00%, 2042 - 2043, U.S. Treasury Note
	0.88, 2018, value of $393)
$385	0.05%, 09/30/2013		$385
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $189, collateralized by FHLMC
3.50% - 4.50%, 2021 - 2033, FNMA 2.00%
- 4.00%, 2020 - 2043, GNMA 2.50% -
3.00%, 2043, U.S. Treasury Note 2.38%,
	2014, value of $193)
189	0.08%, 09/30/2013		189
Barclays Capital TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $344, collateralized by U.S.
Treasury Bill 0.04% - 0.08%, 2014, U.S.
Treasury Bond 5.38% - 8.50%, 2020 - 2031,
U.S. Treasury Note 2.00% - 3.13%, 2014 -
	2021, value of $351)
344	0.06%, 09/30/2013		344
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
10/01/2013 in the amount of $1,035,
collateralized by U.S. Treasury Bill 0.03% -
0.12%, 2013 - 2014, U.S. Treasury Bond
6.25% - 8.75%, 2017 - 2023, U.S. Treasury
Note 0.13% - 4.63%, 2013 - 2019,  value of
	$1,055)
1,034	0.05%, 09/30/2013		1,034
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $6, collateralized by FNMA 4.00% - 5.50%, 2025 - 2042, value of $6)
6	0.10%, 09/30/2013		6
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $785, collateralized by U.S.
Treasury Bond 3.75% - 8.75%, 2017 - 2041,
U.S. Treasury Note 0.25% - 3.75%, 2014 -
	2019, value of $801)
785	0.04%, 09/30/2013		785
	TD Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $491, collateralized by FNMA 2.50% - 4.00%, 2027 - 2042, GNMA 2.50%, 2043, value of $501)
491	0.08%, 09/30/2013		491
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2013 in the amount of $4, collateralized by U.S. Treasury Note 0.88%, 2018, value of $4)
4	0.04%, 09/30/2013		4
			3,315
	Total short-term investments
	(cost $3,315)		$3,315

	Total investments
	(cost $190,899) ▲	100.5%	$267,505
	Other assets and liabilities	(0.5)%	(1,272)
	Total net assets	100.0%	$266,233

2

Hartford Healthcare HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $192,068 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$82,164
Unrealized Depreciation	(6,727)
Net Unrealized Appreciation	$75,437

●	Non-income producing.

Foreign Currency Contracts Outstanding at September 30, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JPY	Sell	12/20/2013	DEUT	$5,519	$5,488	$31

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.

Currency Abbreviations:
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

Hartford Healthcare HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$264,190	$245,584	$18,606	$–
Short-Term Investments	3,315	–	3,315	–
Total	$267,505	$245,584	$21,921	$–
Foreign Currency Contracts *	31	–	31	–
Total	$31	$–	$31	$–

♦	For the nine-month period ended September 30, 2013, investments valued at $660 were transferred from Level 1 to Level 2, and investments valued at $423 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.
4

Hartford High Yield HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
		Finance and Insurance - 0.0%
		Soundview NIM Trust
	$2,490	0.00%, 12/25/2036 ■●	$–

		Total asset & commercial mortgage backed securities
		(cost $2,479)	$–

CORPORATE BONDS - 88.9%
		Administrative Waste Management and Remediation - 1.3%
		Carlson Wagonlit B.V.
	$1,675	6.88%, 06/15/2019 ■	$1,692
		Casella Waste Systems, Inc.
	1,650	7.75%, 02/15/2019	1,642
		Equinix, Inc.
	165	4.88%, 04/01/2020	160
	995	5.38%, 04/01/2023	940
	2,050	7.00%, 07/15/2021	2,183
			6,617
		Arts, Entertainment and Recreation - 8.7%
		AMC Entertainment, Inc.
	1,814	8.75%, 06/01/2019	1,950
	4,944	9.75%, 12/01/2020	5,636
		CCO Holdings LLC
	4,021	5.25%, 09/30/2022	3,719
	4,972	7.38%, 06/01/2020	5,370
		Emdeon, Inc.
	1,640	11.00%, 12/31/2019	1,868
		Gannett Co., Inc.
	4,390	5.13%, 10/15/2019 ■☼	4,334
		Gray Television, Inc.
	4,941	7.50%, 10/01/2020	5,139
		Great Canadian Gaming Co.
CAD	1,361	6.63%, 07/25/2022 ■	1,344
		Greektown Superholdings, Inc.
	1,650	13.00%, 07/01/2015	1,720
		Isle of Capri Casinos, Inc.
	1,920	8.88%, 06/15/2020	1,997
		NBC Universal Enterprise
	2,180	5.25%, 12/19/2049 ■	2,158
		Nexstar Broadcasting Inc
	2,185	6.88%, 11/15/2020 ■☼	2,223
		Regal Entertainment Group
	246	5.75%, 02/01/2025	227
	2,006	9.13%, 08/15/2018	2,217
		Sirius XM Radio, Inc.
	860	4.25%, 05/15/2020 ■	804
	2,420	4.63%, 05/15/2023 ■	2,208
	376	5.25%, 08/15/2022 ■	363
		Univision Communications, Inc.
	2,695	6.75%, 09/15/2022 ■	2,843
			46,120
		Beverage and Tobacco Product Manufacturing - 0.9%
		Constellation Brands, Inc.
	295	4.25%, 05/01/2023	270
	3,965	6.00%, 05/01/2022	4,223
			4,493
		Chemical Manufacturing - 2.5%
		Ferro Corp.
	3,873	7.88%, 08/15/2018	4,067
		Hexion Specialty Chemicals
	3,055	8.88%, 02/01/2018	3,162
		Hexion U.S. Finance Corp.
	1,245	6.63%, 04/15/2020	1,245
		Ineos Group Holdings plc
	3,265	6.13%, 08/15/2018 ■	3,191
		MPM Escrow LLC/MPM Finance Corp.
	1,580	8.88%, 10/15/2020	1,659
			13,324
		Computer and Electronic Product Manufacturing - 1.9%
		CDW Escrow Corp.
	5,455	8.50%, 04/01/2019	6,028
		Lucent Technologies, Inc.
	1,221	6.45%, 03/15/2029	1,032
	765	6.50%, 01/15/2028	639
		NXP B.V./NXP Funding LLC
	1,425	3.75%, 06/01/2018 ■	1,389
		ON Semiconductor Corp.
	973	2.63%, 12/15/2026 ۞	1,051
			10,139
		Construction - 3.5%
		K Hovnanian Enterprises, Inc.
	1,775	9.13%, 11/15/2020 ■	1,921
		KB Home
	2,206	7.50%, 09/15/2022	2,294
	2,930	8.00%, 03/15/2020	3,164
		Lennar Corp.
	6,475	4.75%, 12/15/2017 - 11/15/2022	6,529
		M/I Homes, Inc.
	566	3.00%, 03/01/2018	575
		Pulte Homes, Inc.
	615	6.38%, 05/15/2033	549
	2,446	7.88%, 06/15/2032	2,471
		Ryland Group, Inc.
	910	5.38%, 10/01/2022	851
			18,354
		Fabricated Metal Product Manufacturing - 0.9%
		BOE Intermediate Holdings Corp.
	2,110	9.00%, 11/01/2017 ■Þ	2,205
		Masco Corp.
	1,135	5.95%, 03/15/2022	1,189
	320	7.13%, 03/15/2020	361
		Ply Gem Industries, Inc.
	693	9.38%, 04/15/2017	731
			4,486
		Finance and Insurance - 10.9%
		CIT Group, Inc.
	3,011	5.25%, 03/15/2018	3,154
	2,470	6.63%, 04/01/2018 ■	2,717
		Community Choice Financial, Inc.
	3,810	10.75%, 05/01/2019	3,353
		Deutsche Bank AG
	1,080	4.30%, 05/24/2028	976
		Fibria Overseas Finance Ltd.
	1,578	7.50%, 05/04/2020 ■	1,696

1

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 88.9% - (continued)
	Finance and Insurance - 10.9% - (continued)
	Ineos Finance plc
$1,220	7.50%, 05/01/2020 ■	$1,309
715	8.38%, 02/15/2019 ■	788
	ING US, Inc.
1,300	5.65%, 05/15/2053	1,188
	Ladder Capital Finance Holdings LLC
2,730	7.38%, 10/01/2017	2,856
	Lloyds Banking Group plc
3,200	7.88%, 11/01/2020 ■	3,389
	MPH International Holding 2
2,515	8.38%, 08/01/2018 ■	2,576
	National Money Mart Co.
2,825	10.38%, 12/15/2016	2,959
	Nationstar Mortgage LLC
6,335	6.50%, 08/01/2018 - 07/01/2021	6,219
	Nuveen Investments, Inc.
4,880	9.13%, 10/15/2017 ■	4,795
2,681	9.50%, 10/15/2020 ■	2,621
	Provident Funding Associates L.P.
1,870	6.75%, 06/15/2021 ■	1,879
	SLM Corp.
1,960	7.25%, 01/25/2022	1,994
2,335	8.45%, 06/15/2018	2,633
	Softbank Corp.
2,825	4.50%, 04/15/2020 ■	2,715
	TMX Finance LLC
5,650	8.50%, 09/15/2018 ■	5,904
	UBS AG Stamford CT
1,665	7.63%, 08/17/2022	1,841
		57,562
	Food Manufacturing - 0.5%
	Pinnacle Foods Finance LLC
2,930	4.88%, 05/01/2021 ■	2,725

	Health Care and Social Assistance - 8.0%
	Alere, Inc.
2,340	6.50%, 06/15/2020	2,320
	Biomet, Inc.
2,710	6.50%, 08/01/2020 - 10/01/2020	2,774
	Community Health Systems, Inc.
2,076	5.13%, 08/15/2018	2,112
2,935	7.13%, 07/15/2020	2,964
	Cubist Pharmaceuticals
568	1.13%, 09/01/2018 ۞■	614
792	1.88%, 09/01/2020 ۞■	852
	Exelixis, Inc.
1,265	4.25%, 08/15/2019 ۞	1,481
	HCA Holdings, Inc.
1,835	6.25%, 02/15/2021	1,865
	HCA, Inc.
4,260	7.25%, 09/15/2020	4,633
8,474	7.50%, 11/15/2095	7,605
1,201	8.50%, 04/15/2019	1,291
	Health Management Associates, Inc.
2,070	7.38%, 01/15/2020	2,268
	Hologic, Inc.
3,250	2.00%, 03/01/2042 ۞	3,266
455	6.25%, 08/01/2020	474
	Pinnacle Merger Sub Inc
2,540	9.50%, 10/01/2023 ■	2,613
	Savient Pharmaceuticals, Inc.
3,885	4.75%, 02/01/2018 ۞	743
	Tenet Healthcare Corp.
2,855	8.13%, 04/01/2022 ■	2,980
	VPII Escrow Corp
1,230	6.75%, 08/15/2018 ■	1,316
		42,171
	Information - 21.0%
	Activision Blizzard
3,180	5.63%, 09/15/2021 ■	3,184
	Altice Financing S.A.
1,500	7.88%, 12/15/2019 ■	1,583
1,080	9.88%, 12/15/2020 ■	1,164
	DISH DBS Corp.
2,170	5.00%, 03/15/2023	2,013
3,725	5.88%, 07/15/2022	3,669
945	6.75%, 06/01/2021	993
4,886	7.88%, 09/01/2019	5,570
	First Data Corp.
1,800	6.75%, 11/01/2020 ■	1,863
5,425	7.38%, 06/15/2019 ■	5,710
6,210	8.25%, 01/15/2021 ■	6,412
	Harron Communications L.P.
1,205	9.13%, 04/01/2020 ■	1,325
	Intelsat Jackson Holdings S.A.
2,330	6.63%, 12/15/2022 ■	2,312
1,445	8.50%, 11/01/2019 ╦	1,571
	Intelsat Luxembourg S.A.
695	6.75%, 06/01/2018 ■	721
6,550	7.75%, 06/01/2021 ■	6,779
	Lawson Software
1,890	9.38%, 04/01/2019	2,112
	Level 3 Financing, Inc.
4,226	10.00%, 02/01/2018	4,527
	MetroPCS Wireless, Inc.
1,425	6.63%, 11/15/2020	1,477
4,710	7.88%, 09/01/2018	5,093
	Nara Cable Funding Ltd.
3,615	8.88%, 12/01/2018 ■	3,814
	NII Capital Corp.
1,930	7.63%, 04/01/2021	1,370
	NII International Telecom S.a.r.l.
2,975	7.88%, 08/15/2019 ■	2,700
670	11.38%, 08/15/2019 ■	693
	Paetec Holding Corp.
2,127	9.88%, 12/01/2018	2,366
	Sprint Corp.
6,120	7.25%, 09/15/2021 ■	6,181
5,715	7.88%, 09/15/2023 ■	5,829
	Sprint Nextel Corp.
507	7.00%, 03/01/2020 ■	545
3,092	9.00%, 11/15/2018 ■	3,625
	Syniverse Holdings, Inc.
3,470	9.13%, 01/15/2019	3,739
	T-Mobile USA, Inc.
275	5.25%, 09/01/2018 ■	280

2

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 88.9% - (continued)
	Information - 21.0% - (continued)
	Unitymedia Hessen GmbH & Co.
$2,555	5.50%, 01/15/2023 ■	$2,421
1,496	7.50%, 03/15/2019 ■	1,616
	UPCB Finance III Ltd.
2,868	6.63%, 07/01/2020 ■	3,040
	UPCB Finance VI Ltd.
1,845	6.88%, 01/15/2022 ■	1,956
	Videotron Ltee
1,138	9.13%, 04/15/2018	1,196
	Wind Acquisition Finance S.A.
1,145	6.50%, 04/30/2020 ■	1,174
6,790	7.25%, 02/15/2018 ■	7,028
	Windstream Corp.
3,400	7.50%, 04/01/2023	3,358
		111,009
	Machinery Manufacturing - 1.5%
	Case New Holland, Inc.
6,921	7.88%, 12/01/2017 ‡	8,046

	Mining - 0.2%
	American Rock Salt Co. LLC
1,171	8.25%, 05/01/2018 ■	1,130

	Miscellaneous Manufacturing - 1.8%
	BE Aerospace, Inc.
2,541	5.25%, 04/01/2022	2,522
	DigitalGlobe, Inc.
2,945	5.25%, 02/01/2021 ■	2,813
	TransDigm Group, Inc.
551	5.50%, 10/15/2020	540
3,420	7.75%, 12/15/2018	3,642
		9,517
	Nonmetallic Mineral Product Manufacturing - 0.9%
	Ardagh Packaging Finance plc
510	4.88%, 11/15/2022 ■	486
1,575	7.00%, 11/15/2020 ■	1,512
480	7.38%, 10/15/2017 ■	513
511	9.13%, 10/15/2020 ■	542
	Cemex S.A.B. de C.V.
1,200	3.75%, 03/15/2018	1,560
		4,613
	Other Services - 1.2%
	Service Corp. International
520	5.38%, 01/15/2022 ■	496
5,075	7.63%, 10/01/2018	5,748
		6,244
	Paper Manufacturing - 0.0%
	Clearwater Paper Corp.
270	4.50%, 02/01/2023	243

	Petroleum and Coal Products Manufacturing - 6.9%
	Antero Resources Finance Corp.
2,700	6.00%, 12/01/2020	2,727
3,605	7.25%, 08/01/2019	3,803
	Chesapeake Energy Corp.
2,682	2.50%, 05/15/2037 ۞	2,635
	Cobalt International Energy, Inc.
1,535	2.63%, 12/01/2019 ۞	1,623
	Continental Resources, Inc.
2,655	5.00%, 09/15/2022	2,672
	Denbury Resources, Inc.
1,120	4.63%, 07/15/2023	1,025
	Diamondback Energy, Inc.
2,485	7.63%, 10/01/2021 ■	2,535
	Endeavour International Corp.
4,023	12.00%, 03/01/2018	4,184
	EPE Holding/EP Energy Bond
1,444	8.88%, 12/15/2017 ■Þ	1,508
	Everest Acquisition LLC
570	6.88%, 05/01/2019	608
3,792	9.38%, 05/01/2020	4,266
	Ferrellgas Partners L.P.
891	6.50%, 05/01/2021	889
	Harvest Operations Corp.
1,315	6.88%, 10/01/2017	1,407
	Rosetta Resources, Inc.
1,875	5.63%, 05/01/2021	1,781
1,898	9.50%, 04/15/2018	2,045
	Seadrill Ltd.
2,585	5.63%, 09/15/2017 ■	2,611
		36,319
	Pipeline Transportation - 1.5%
	El Paso Corp.
955	7.75%, 01/15/2032	976
1,025	7.80%, 08/01/2031	1,043
	Energy Transfer Equity L.P.
2,588	7.50%, 10/15/2020	2,769
	Kinder Morgan Finance Co.
2,850	6.00%, 01/15/2018 ■	3,091
		7,879
	Plastics and Rubber Products Manufacturing - 1.4%
	Associated Materials LLC
120	9.13%, 11/01/2017	127
885	9.13%, 11/01/2017 ■	940
	Continental Rubber of America Corp.
3,180	4.50%, 09/15/2019 ■	3,317
	Nortek, Inc.
2,785	8.50%, 04/15/2021	3,029
		7,413
	Professional, Scientific and Technical Services - 1.1%
	SunGard Data Systems, Inc.
490	6.63%, 11/01/2019	500
3,685	7.38%, 11/15/2018	3,906
1,520	7.63%, 11/15/2020	1,626
		6,032
	Real Estate, Rental and Leasing - 3.8%
	CBRE Services, Inc.
2,940	5.00%, 03/15/2023	2,756
	Hertz Global Holdings, Inc.
1,075	5.88%, 10/15/2020	1,107
695	6.25%, 10/15/2022	718
	International Lease Finance Corp.
10,126	5.88%, 04/01/2019 - 08/15/2022	10,505
1,720	6.25%, 05/15/2019	1,806
2,535	8.88%, 09/01/2017	2,934
		19,826

3

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 88.9% - (continued)
	Retail Trade - 5.5%
	99 Cents Only Stores
$3,545	11.00%, 12/15/2019	$3,970
	AmeriGas Partners L.P.
3,336	6.25%, 08/20/2019	3,453
	ARAMARK Corp.
3,825	5.75%, 03/15/2020 ■	3,863
	Building Materials Corp.
2,948	7.50%, 03/15/2020 ■	3,177
	GRD Holding III Corp.
3,095	10.75%, 06/01/2019 ■	3,281
	Michaels Stores, Inc.
5,245	7.75%, 11/01/2018	5,638
	Party City Nextco Holdings
2,995	8.75%, 08/15/2019 ■	2,995
	PC Merger Sub, Inc.
1,080	8.88%, 08/01/2020 ■	1,161
	Sally Holdings LLC
1,425	5.75%, 06/01/2022	1,429
		28,967
	Transportation Equipment Manufacturing - 0.4%
	Huntington Ingalls Industries, Inc.
1,785	7.13%, 03/15/2021	1,923

	Utilities - 2.0%
	AES (The) Corp.
3,230	8.00%, 10/15/2017	3,714
	Calpine Corp.
2,353	7.88%, 01/15/2023 ■	2,477
	Dolphin Subsidiary II, Inc.
2,615	7.25%, 10/15/2021	2,674
	Texas Competitive Electric Co.
2,765	11.50%, 10/01/2020 ■	1,911
		10,776
	Wholesale Trade - 0.5%
	J.M. Huber Corp.
2,290	9.88%, 11/01/2019 ■	2,599

	Wood Product Manufacturing - 0.1%
	Boise Cascade Co.
724	6.38%, 11/01/2020	749

	Total corporate bonds
	(cost $460,114)	$469,276

SENIOR FLOATING RATE INTERESTS ♦ - 5.3%
	Computer and Electronic Product Manufacturing - 0.4%
	Freescale Semiconductor, Inc.
$2,050	5.00%, 01/15/2021	$2,051

	Finance and Insurance - 0.8%
	Asurion LLC
2,299	3.50%, 07/08/2020	2,220
2,338	4.50%, 05/24/2019	2,314
		4,534
	Information - 0.1%
	Alcatel-Lucent
476	5.75%, 01/30/2019	479

	Mining - 0.5%
	Arch Coal, Inc.
2,640	5.75%, 05/16/2018	2,559

	Other Services - 1.2%
	Gardner Denver
3,015	4.25%, 07/30/2020	2,983
	Rexnord LLC
3,690	4.00%, 08/21/2020	3,644
		6,627
	Retail Trade - 1.3%
	EB Sports Corp.
5,436	11.50%, 12/31/2015 Þ	5,409
	J. C. Penney Co., Inc.
1,450	6.00%, 05/15/2018	1,404
		6,813
	Soap, Cleaning Compound and Toilet Manufacturing - 0.3%
	Spotless Group
1,400	09/24/2018 ◊☼	1,402

	Utilities - 0.7%
	Texas Competitive Electric Holdings Co. LLC
5,425	4.71%, 10/10/2017	3,648

	Total senior floating rate interests
	(cost $28,214)	$28,113

COMMON STOCKS - 0.3%
	Energy - 0.3%
206,275	KCA Deutag ⌂†	$1,322

	Software and Services - 0.0%
38	Stratus Technologies, Inc. ⌂●†	90

	Total common stocks
	(cost $2,795)	$1,412

4

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
PREFERRED STOCKS - 1.5%
	Diversified Financials - 1.2%
11	Citigroup Capital XIII		$296
221	GMAC Capital Trust I ۞		5,904
			6,200
	Software and Services - 0.0%
9	Stratus Technologies, Inc. ⌂†		157

	Telecommunication Services - 0.3%
25	Intelsat S.A., 5.75% ۞		1,499

	Total preferred stocks
	(cost $6,697)		$7,856

	Total long-term investments
	(cost $500,299)		$506,657

SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreements - 2.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $285, collateralized by FFCB 3.76%, 2024, FHLMC 4.13%, 2029, value of $291)
$285	0.08%, 09/30/2013		$285
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $1,428, collateralized by
FHLMC 2.50% - 5.50%, 2030 - 2043,
FNMA 3.00% - 6.00%, 2022 - 2043,
GNMA 2.50% - 3.00%, 2042 - 2043, U.S.
	Treasury Note 0.88, 2018, value of $1,457)
1,428	0.05%, 09/30/2013		1,428
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $701, collateralized by FHLMC
3.50% - 4.50%, 2021 - 2033, FNMA
2.00% - 4.00%, 2020 - 2043, GNMA
2.50% - 3.00%, 2043, U.S. Treasury Note
	2.38%, 2014, value of $715)
701	0.08%, 09/30/2013		701
Barclays Capital TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $1,276, collateralized by U.S.
Treasury Bill 0.04% - 0.08%, 2014, U.S.
Treasury Bond 5.38% - 8.50%, 2020 -
2031, U.S. Treasury Note 2.00% - 3.13%,
	2014 - 2021, value of $1,301)
1,276	0.06%, 09/30/2013		1,276
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
10/01/2013 in the amount of $3,841,
collateralized by U.S. Treasury Bill 0.03%
- 0.12%, 2013 - 2014, U.S. Treasury Bond
6.25% - 8.75%, 2017 - 2023, U.S. Treasury
Note 0.13% - 4.63%, 2013 - 2019,  value of
	$3,917)
3,841	0.05%, 09/30/2013		3,841
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $23, collateralized by FNMA 4.00% - 5.50%, 2025 - 2042, value of $23)
23	0.10%, 09/30/2013		23
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $2,914, collateralized by U.S.
Treasury Bond 3.75% - 8.75%, 2017 -
2041, U.S. Treasury Note 0.25% - 3.75%,
	2014 - 2019, value of $2,972)
2,914	0.04%, 09/30/2013		2,914
	TD Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $1,822, collateralized by FNMA 2.50% - 4.00%, 2027 - 2042, GNMA 2.50%, 2043, value of $1,861)
1,822	0.08%, 09/30/2013		1,822
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2013 in the amount of $16, collateralized by U.S. Treasury Note 0.88%, 2018, value of $17)
16	0.04%, 09/30/2013		16
			12,306
	Total short-term investments
	(cost $12,306)		$12,306

	Total investments
	(cost $512,605) ▲	98.3%	$518,963
	Other assets and liabilities	1.7%	8,931
	Total net assets	100.0%	$527,894

5

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $513,094 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$16,769
Unrealized Depreciation	(10,900)
Net Unrealized Appreciation	$5,869

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At September 30, 2013, the aggregate value of these securities was $1,569, which represents 0.3% of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. Securities valued at $32, held on behalf of the Fund at the custody bank, were received from broker(s) as collateral in connection with swap contracts.

Þ	This security may pay interest in additional principal instead of cash.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2013, the aggregate value of these securities was $183,077, which represents 34.7% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	206,275	KCA Deutag	$2,795
03/2010 - 04/2010	9	Stratus Technologies, Inc. Preferred	–
03/2010 - 04/2010	38	Stratus Technologies, Inc.	–

At September 30, 2013, the aggregate value of these securities was $1,569, which represents 0.3% of total net assets.

۞	Convertible security.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $7,024 at September 30, 2013.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of September 30, 2013.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

6

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at September 30, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CAD	Sell	10/21/2013	BMO	$1,321	$1,321	$–

Credit Default Swap Contracts Outstanding at September 30, 2013

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Sell protection:
CDX.NA.HY.20	FCM	$12,590	5.00%	06/20/18	$606	$736	$130

Credit default swaps on single-name issues:
Buy protection:
Time Warner Cable, Inc.	BCLY	$2,245	(1.00)% / 1.95%	06/20/18	$(11)	$96	$107
Time Warner Cable, Inc.	GSC	1,780	(1.00)% / 1.95%	06/20/18	(9)	76	85
Time Warner Cable, Inc.	JPM	2,315	(1.00)% / 1.95%	06/20/18	(12)	98	110
Total					$(32)	$270	$302
					$574	$1,006	$432

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on September 30, 2013. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

7

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
CAD	Canadian Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

Investment Valuation Hierarchy Level Summary

September 30, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$–	$–	$–	$–
Common Stocks ‡	1,412	–	–	1,412
Corporate Bonds	469,276	–	464,942	4,334
Preferred Stocks	7,856	7,699	–	157
Senior Floating Rate Interests	28,113	–	28,113	–
Short-Term Investments	12,306	–	12,306	–
Total	$518,963	$7,699	$505,361	$5,903
Credit Default Swaps *	432	–	432	–
Foreign Currency Contracts *	–	–	–	–
Total	$432	$–	$432	$–

♦	For the nine-month period ended September 30, 2013, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

8

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$ —	*	$—	$—	$—	$—	$—	$—
Common Stocks	1,073	—	339	†	—	—	—	—	—	1,412
Corporate Bonds	—	—	(4	)‡	—	4,338	—	—	—	4,334
Preferred Stocks	149	—	8	§	—	—	—	—	—	157
Total	$1,222	$—	$343		$—	$4,338	$—	$—	$—	$5,903

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2013 was zero.

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2013 was $339.

‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2013 was $(4).

§	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2013 was $9.

Distribution by Credit Quality

as of September 30, 2013

Credit Rating *	Percentage of Net Assets
Baa / BBB	0.9%
Ba / BB	29.0
B	36.4
Caa / CCC or Lower	22.6
Unrated	5.3
Non-Debt Securities and Other Short-Term Instruments	4.1
Other Assets & Liabilities	1.7
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

9

Hartford Index HLS Fund

Schedule of Investments

September 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2%
	Automobiles and Components - 1.2%
8	BorgWarner, Inc.	$845
21	Delphi Automotive plc	1,206
288	Ford Motor Co.	4,863
69	General Motors Co. ●	2,476
18	Goodyear (The) Tire & Rubber Co. ●	407
16	Harley-Davidson, Inc.	1,050
50	Johnson Controls, Inc.	2,078
		12,925
	Banks - 2.8%
52	BB&T Corp.	1,739
14	Comerica, Inc.	533
65	Fifth Third Bancorp	1,170
35	Hudson City Bancorp, Inc.	318
61	Huntington Bancshares, Inc.	501
67	KeyCorp	760
10	M&T Bank Corp.	1,067
23	People's United Financial, Inc.	337
39	PNC Financial Services Group, Inc.	2,817
102	Regions Financial Corp.	946
39	SunTrust Banks, Inc.	1,277
135	US Bancorp	4,922
354	Wells Fargo & Co.	14,608
14	Zions Bancorporation	374
		31,369
	Capital Goods - 8.1%
48	3M Co.	5,672
18	AMETEK, Inc.	824
51	Boeing Co.	5,970
47	Caterpillar, Inc.	3,880
13	Cummins, Inc.	1,694
44	Danaher Corp.	3,032
28	Deere & Co.	2,283
13	Dover Corp.	1,125
35	Eaton Corp. plc	2,390
52	Emerson Electric Co.	3,380
20	Fastenal Co.	1,002
10	Flowserve Corp.	641
12	Fluor Corp.	848
24	General Dynamics Corp.	2,126
745	General Electric Co.	17,800
57	Honeywell International, Inc.	4,765
30	Illinois Tool Works, Inc.	2,303
20	Ingersoll-Rand plc	1,286
10	Jacobs Engineering Group, Inc. ●	562
8	Joy Global, Inc.	396
7	L-3 Communications Holdings, Inc.	621
20	Lockheed Martin Corp.	2,518
26	Masco Corp.	556
17	Northrop Grumman Corp.	1,606
26	PACCAR, Inc.	1,443
8	Pall Corp.	633
11	Parker-Hannifin Corp.	1,189
15	Pentair Ltd.	946
11	Precision Castparts Corp.	2,408
16	Quanta Services, Inc. ●	432
24	Raytheon Co.	1,816
10	Rockwell Automation, Inc.	1,082
10	Rockwell Collins, Inc.	667
7	Roper Industries, Inc.	961
4	Snap-On, Inc.	426
12	Stanley Black & Decker, Inc.	1,057
21	Textron, Inc.	567
62	United Technologies Corp.	6,660
5	W.W. Grainger, Inc.	1,182
14	Xylem, Inc.	381
		89,130
	Commercial and Professional Services - 0.7%
15	ADT (The) Corp.	596
7	Avery Dennison Corp.	311
7	Cintas Corp.	383
3	Dun & Bradstreet Corp.	296
9	Equifax, Inc. ●	531
12	Iron Mountain, Inc.	334
16	Nielsen Holdings N.V.	574
15	Pitney Bowes, Inc.	271
20	Republic Services, Inc.	661
10	Robert Half International, Inc.	398
6	Stericycle, Inc. ●	726
34	Tyco International Ltd.	1,182
32	Waste Management, Inc.	1,317
		7,580
	Consumer Durables and Apparel - 1.2%
21	Coach, Inc.	1,126
21	D.R. Horton, Inc.	402
4	Fossil Group, Inc. ●	430
9	Garmin Ltd.	407
5	Harman International Industries, Inc.	332
8	Hasbro, Inc.	400
10	Leggett & Platt, Inc.	312
12	Lennar Corp.	429
25	Mattel, Inc.	1,055
21	Newell Rubbermaid, Inc.	581
55	NIKE, Inc. Class B	3,977
26	Pulte Group, Inc.	422
6	PVH Corp.	712
4	Ralph Lauren Corp.	722
6	V.F. Corp.	1,288
6	Whirlpool Corp.	844
		13,439
	Consumer Services - 1.8%
32	Carnival Corp.	1,044
2	Chipotle Mexican Grill, Inc.	969
10	Darden Restaurants, Inc.	440
20	H & R Block, Inc.	536
19	International Game Technology	364
17	Marriott International, Inc. Class A	698
73	McDonald's Corp.	7,035
55	Starbucks Corp.	4,232
14	Starwood Hotels & Resorts, Inc.	948
10	Wyndham Worldwide Corp.	594
6	Wynn Resorts Ltd.	928
33	Yum! Brands, Inc.	2,329
		20,117
	Diversified Financials - 6.8%
68	American Express Co.	5,126
14	Ameriprise Financial, Inc.	1,320

1

Hartford Index HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	Diversified Financials - 6.8% - (continued)
786	Bank of America Corp.	$10,845
84	Bank of New York Mellon Corp.	2,542
9	BlackRock, Inc.	2,494
43	Capital One Financial Corp.	2,945
85	Charles Schwab Corp.	1,788
222	Citigroup, Inc.	10,791
23	CME Group, Inc.	1,698
35	Discover Financial Services, Inc.	1,790
21	E*Trade Financial Corp. ●	346
30	Franklin Resources, Inc.	1,502
31	Goldman Sachs Group, Inc.	4,842
5	IntercontinentalExchange, Inc. ●	976
32	Invesco Ltd.	1,034
275	JP Morgan Chase & Co.	14,233
8	Legg Mason, Inc.	265
23	Leucadia National Corp.	626
14	Moody's Corp.	1,000
102	Morgan Stanley	2,741
8	Nasdaq OMX Group, Inc.	272
16	Northern Trust Corp.	896
18	NYSE Euronext	745
32	SLM Corp.	794
33	State Street Corp.	2,148
19	T. Rowe Price Group, Inc.	1,371
		75,130
	Energy - 10.4%
37	Anadarko Petroleum Corp.	3,424
30	Apache Corp.	2,512
32	Baker Hughes, Inc.	1,592
31	Cabot Oil & Gas Corp.	1,150
18	Cameron International Corp. ●	1,050
37	Chesapeake Energy Corp.	958
141	Chevron Corp.	17,176
89	ConocoPhillips Holding Co.	6,219
17	Consol Energy, Inc.	564
27	Denbury Resources, Inc. ●	502
28	Devon Energy Corp.	1,615
5	Diamond Offshore Drilling, Inc.	320
17	Ensco plc	919
20	EOG Resources, Inc.	3,382
11	EQT Corp.	975
322	Exxon Mobil Corp.	27,703
17	FMC Technologies, Inc. ●	959
62	Halliburton Co.	2,981
8	Helmerich & Payne, Inc.	540
21	Hess Corp.	1,635
49	Kinder Morgan, Inc.	1,751
52	Marathon Oil Corp.	1,811
23	Marathon Petroleum Corp.	1,472
13	Murphy Oil Corp.	776
19	Nabors Industries Ltd.	305
31	National Oilwell Varco, Inc.	2,440
10	Newfield Exploration Co. ●	274
19	Noble Corp.	699
26	Noble Energy, Inc.	1,764
59	Occidental Petroleum Corp.	5,517
20	Peabody Energy Corp.	340
45	Phillips 66	2,585
10	Pioneer Natural Resources Co.	1,904
13	QEP Resources, Inc.	366
12	Range Resources Corp.	908
9	Rowan Cos. plc Class A ●	333
97	Schlumberger Ltd.	8,550
26	Southwestern Energy Co. ●	934
49	Spectra Energy Corp.	1,675
10	Tesoro Corp.	436
40	Valero Energy Corp.	1,354
50	Williams Cos., Inc.	1,818
15	WPX Energy, Inc. ●	285
		114,473
	Food and Staples Retailing - 2.4%
32	Costco Wholesale Corp.	3,676
90	CVS Caremark Corp. ●	5,102
38	Kroger (The) Co.	1,530
18	Safeway, Inc.	563
43	Sysco Corp.	1,369
64	Walgreen Co.	3,424
119	Wal-Mart Stores, Inc.	8,806
27	Whole Foods Market, Inc.	1,595
		26,065
	Food, Beverage and Tobacco - 5.4%
147	Altria Group, Inc.	5,036
48	Archer-Daniels-Midland Co.	1,778
12	Beam, Inc.	769
12	Brown-Forman Corp.	810
13	Campbell Soup Co.	533
279	Coca-Cola Co.	10,564
18	Coca-Cola Enterprises, Inc.	732
31	ConAgra Foods, Inc.	937
12	Constellation Brands, Inc. Class A ●	697
15	Dr. Pepper Snapple Group	666
47	General Mills, Inc.	2,252
11	Hershey Co.	1,015
10	Hormel Foods Corp.	415
8	J.M. Smucker Co.	810
19	Kellogg Co.	1,107
44	Kraft Foods Group, Inc.	2,286
27	Lorillard, Inc.	1,227
10	McCormick & Co., Inc.	622
15	Mead Johnson Nutrition Co.	1,096
12	Molson Coors Brewing Co.	581
130	Mondelez International, Inc.	4,092
10	Monster Beverage Corp. ●	520
113	PepsiCo, Inc.	8,972
118	Philip Morris International, Inc.	10,254
23	Reynolds American, Inc.	1,128
20	Tyson Foods, Inc. Class A	576
		59,475
	Health Care Equipment and Services - 4.2%
114	Abbott Laboratories	3,774
27	Aetna, Inc.	1,744
17	AmerisourceBergen Corp.	1,030
6	Bard (C.R.), Inc.	670
40	Baxter International, Inc.	2,610
14	Becton, Dickinson & Co.	1,425
98	Boston Scientific Corp. ●	1,153

2

Hartford Index HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	Health Care Equipment and Services - 4.2% - (continued)
25	Cardinal Health, Inc.	$1,295
16	CareFusion Corp. ●	577
22	Cerner Corp. ●	1,133
21	CIGNA Corp.	1,587
34	Covidien plc	2,049
13	DaVita HealthCare Partners, Inc. ●	736
10	Dentsply International, Inc.	451
8	Edwards Lifesciences Corp. ●	575
60	Express Scripts Holding Co. ●	3,681
11	Humana, Inc.	1,068
3	Intuitive Surgical, Inc. ●	1,111
7	Laboratory Corp. of America Holdings ●	649
17	McKesson Corp.	2,146
73	Medtronic, Inc.	3,885
6	Patterson Cos., Inc.	243
11	Quest Diagnostics, Inc.	684
21	St. Jude Medical, Inc.	1,128
22	Stryker Corp.	1,456
7	Tenet Healthcare Corp. ●	307
74	UnitedHealth Group, Inc.	5,329
8	Varian Medical Systems, Inc. ●	590
22	Wellpoint, Inc.	1,827
12	Zimmer Holdings, Inc.	1,022
		45,935
	Household and Personal Products - 2.2%
32	Avon Products, Inc.	654
10	Clorox Co.	779
64	Colgate-Palmolive Co.	3,820
19	Estee Lauder Co., Inc.	1,305
28	Kimberly-Clark Corp.	2,638
200	Procter & Gamble Co.	15,144
		24,340
	Insurance - 4.3%
25	ACE Ltd.	2,363
36	Aflac, Inc.	2,216
34	Allstate Corp.	1,739
110	American International Group, Inc.	5,328
22	Aon plc	1,671
6	Assurant, Inc.	301
133	Berkshire Hathaway, Inc. Class B ●	15,154
19	Chubb Corp.	1,696
11	Cincinnati Financial Corp.	515
37	Genworth Financial, Inc. ●	468
20	Lincoln National Corp.	852
23	Loews Corp.	1,062
40	Marsh & McLennan Cos., Inc.	1,753
86	MetLife, Inc.	4,040
21	Principal Financial Group, Inc.	898
41	Progressive Corp.	1,116
36	Prudential Financial, Inc.	2,786
7	Torchmark Corp.	512
28	Travelers Cos., Inc.	2,349
20	Unum Group	618
21	XL Group plc	653
		48,090
	Materials - 3.5%
15	Air Products & Chemicals, Inc.	1,630
5	Airgas, Inc.	517
78	Alcoa, Inc.	636
8	Allegheny Technologies, Inc.	240
11	Ball Corp.	475
8	Bemis Co., Inc.	293
4	CF Industries Holdings, Inc.	876
11	Cliff's Natural Resources, Inc.	232
89	Dow Chemical Co.	3,401
68	E.I. DuPont de Nemours & Co.	3,955
11	Eastman Chemical Co.	877
20	Ecolab, Inc.	1,964
10	FMC Corp.	713
76	Freeport-McMoRan Copper & Gold, Inc.	2,512
6	International Flavors & Fragrances, Inc.	495
33	International Paper Co.	1,464
33	LyondellBasell Industries Class A	2,398
13	MeadWestvaco Corp.	498
39	Monsanto Co.	4,070
25	Mosaic Co.	1,072
36	Newmont Mining Corp.	1,023
23	Nucor Corp.	1,140
12	Owens-Illinois, Inc. ●	362
10	PPG Industries, Inc.	1,743
22	Praxair, Inc.	2,589
14	Sealed Air Corp.	394
6	Sherwin-Williams Co.	1,168
9	Sigma-Aldrich Corp.	751
11	United States Steel Corp.	220
9	Vulcan Materials Co.	491
		38,199
	Media - 3.8%
16	Cablevision Systems Corp.	264
41	CBS Corp. Class B	2,269
191	Comcast Corp. Class A	8,639
37	DirecTV ●	2,231
17	Discovery Communications, Inc. ●	1,424
17	Gannett Co., Inc.	453
31	Interpublic Group of Cos., Inc.	531
20	McGraw Hill Financial, Inc.	1,321
36	News Corp. Class A ●	585
19	Omnicom Group, Inc. ●	1,193
8	Scripps Networks Interactive Class A	629
21	Time Warner Cable, Inc.	2,331
67	Time Warner, Inc.	4,432
145	Twenty-First Century Fox, Inc.	4,869
32	Viacom, Inc. Class B	2,652
122	Walt Disney Co.	7,840
—	Washington Post Co. Class B	208
		41,871
	Pharmaceuticals, Biotechnology and Life Sciences - 8.8%
116	Abbvie Inc.	5,186
13	Actavis, Inc.	1,821
24	Agilent Technologies, Inc.	1,242
14	Alexion Pharmaceuticals, Inc. ●	1,661
22	Allergan, Inc. ●	1,961
55	Amgen, Inc.	6,175
17	Biogen Idec, Inc.	4,191
120	Bristol-Myers Squibb Co.	5,576
30	Celgene Corp. ●	4,634

3

Hartford Index HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 8.8% - (continued)
73	Eli Lilly & Co.	$3,652
17	Forest Laboratories, Inc. ●	738
112	Gilead Sciences, Inc. ●	7,039
12	Hospira, Inc. ●	475
206	Johnson & Johnson	17,875
13	Life Technologies Corp. ●	945
214	Merck & Co., Inc.	10,195
28	Mylan, Inc. ●	1,067
8	PerkinElmer, Inc.	309
7	Perrigo Co.	855
484	Pfizer, Inc.	13,904
6	Regeneron Pharmaceuticals, Inc. ●	1,799
26	Thermo Fisher Scientific, Inc.	2,432
17	Vertex Pharmaceuticals, Inc. ●	1,289
6	Waters Corp. ●	664
37	Zoetis, Inc.	1,139
		96,824
	Real Estate - 2.0%
29	American Tower Corp. REIT	2,144
11	Apartment Investment & Management Co. Class A REIT	302
9	AvalonBay Communities, Inc. REIT	1,128
11	Boston Properties, Inc. REIT	1,197
20	CBRE Group, Inc. ●	470
24	Equity Residential Properties Trust REIT	1,312
33	HCP, Inc. REIT	1,362
21	Health Care, Inc. REIT	1,309
55	Host Hotels & Resorts, Inc. REIT	971
30	Kimco Realty Corp. REIT	605
10	Macerich Co. REIT	578
12	Plum Creek Timber Co., Inc. REIT	558
36	ProLogis L.P. REIT	1,373
11	Public Storage REIT	1,697
23	Simon Property Group, Inc. REIT	3,371
21	Ventas, Inc. REIT	1,318
13	Vornado Realty Trust REIT	1,072
43	Weyerhaeuser Co. REIT	1,224
		21,991
	Retailing - 4.5%
6	Abercrombie & Fitch Co. Class A	197
27	Amazon.com, Inc.	8,473
5	AutoNation, Inc. ●	244
3	AutoZone, Inc. ●	1,083
16	Bed Bath & Beyond, Inc. ●	1,234
20	Best Buy Co., Inc.	740
16	CarMax, Inc. ●	794
22	Dollar General Corp. ●	1,228
16	Dollar Tree, Inc. ●	932
8	Expedia, Inc.	408
7	Family Dollar Stores, Inc.	508
9	GameStop Corp. Class A	426
20	Gap, Inc.	813
11	Genuine Parts Co.	917
105	Home Depot, Inc.	7,946
19	J. C. Penney Co., Inc. ●	172
15	Kohl's Corp.	773
18	L Brands Inc.	1,088
77	Lowe's Co., Inc.	3,664
28	Macy's, Inc.	1,190
4	Netflix, Inc. ●	1,341
11	Nordstrom, Inc.	595
8	O'Reilly Automotive, Inc. ●	1,014
8	PetSmart, Inc.	583
4	Priceline.com, Inc. ●	3,851
16	Ross Stores, Inc.	1,154
48	Staples, Inc.	708
46	Target Corp.	2,956
8	Tiffany & Co.	616
52	TJX Cos., Inc.	2,953
8	TripAdvisor, Inc. ●	620
8	Urban Outfitters, Inc. ●	293
		49,514
	Semiconductors and Semiconductor Equipment - 2.0%
23	Altera Corp. ●	867
23	Analog Devices, Inc.	1,070
88	Applied Materials, Inc.	1,544
40	Broadcom Corp. Class A	1,048
5	First Solar, Inc. ●	206
365	Intel Corp.	8,355
12	KLA-Tencor Corp.	739
12	Lam Research Corp. ●	610
17	Linear Technology Corp.	678
40	LSI Corp.	313
14	Microchip Technology, Inc.	582
76	Micron Technology, Inc. ●	1,329
42	NVIDIA Corp.	658
14	Teradyne, Inc. ●	232
81	Texas Instruments, Inc.	3,242
19	Xilinx, Inc.	913
		22,386
	Software and Services - 9.3%
47	Accenture plc	3,477
34	Adobe Systems, Inc. ●	1,774
13	Akamai Technologies, Inc. ●	674
16	Autodesk, Inc. ●	670
35	Automatic Data Processing, Inc.	2,556
24	CA, Inc.	711
14	Citrix Systems, Inc. ●	967
22	Cognizant Technology Solutions Corp. ●	1,812
11	Computer Sciences Corp.	559
85	eBay, Inc. ●	4,754
22	Electronic Arts, Inc. ●	570
21	Fidelity National Information Services, Inc.	990
10	Fiserv, Inc. ●	961
20	Google, Inc. ●	17,919
75	IBM Corp.	13,949
22	Intuit, Inc.	1,441
8	Mastercard, Inc.	5,115
555	Microsoft Corp.	18,473
261	Oracle Corp.	8,653
24	Paychex, Inc.	968
14	Red Hat, Inc. ●	637
40	Salesforce.com, Inc. ●	2,080
51	Symantec Corp.	1,266
12	Teradata Corp. ●	664

4

Hartford Index HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	Software and Services - 9.3% - (continued)
12	Total System Services, Inc.		$359
10	VeriSign, Inc. ●		500
38	Visa, Inc.		7,212
40	Western Union Co.		754
69	Yahoo!, Inc. ●		2,303
			102,768
	Technology Hardware and Equipment - 6.4%
12	Amphenol Corp. Class A		903
66	Apple, Inc. ●		31,666
392	Cisco Systems, Inc.		9,187
107	Corning, Inc.		1,559
107	Dell, Inc.		1,479
152	EMC Corp.		3,891
6	F5 Networks, Inc. ●		490
10	FLIR Systems, Inc.		326
8	Harris Corp.		463
141	Hewlett-Packard Co.		2,950
14	Jabil Circuit, Inc.		295
17	JDS Uniphase Corp. ●		257
37	Juniper Networks, Inc. ●		736
10	Molex, Inc.		386
17	Motorola Solutions, Inc.		1,025
25	NetApp, Inc.		1,062
125	Qualcomm, Inc.		8,452
18	SanDisk Corp.		1,044
23	Seagate Technology plc		995
30	TE Connectivity Ltd.		1,567
15	Western Digital Corp.		976
85	Xerox Corp.		872
			70,581
	Telecommunication Services - 2.4%
389	AT&T, Inc.		13,142
44	CenturyLink, Inc.		1,380
21	Crown Castle International Corp. ●		1,566
74	Frontier Communications Co.		307
209	Verizon Communications, Inc.		9,768
43	Windstream Holdings, Inc.		347
			26,510
	Transportation - 1.9%
12	C.H. Robinson Worldwide, Inc.		695
75	CSX Corp.		1,918
63	Delta Air Lines, Inc.		1,482
15	Expeditors International of Washington, Inc.		667
22	FedEx Corp.		2,481
8	Kansas City Southern		880
23	Norfolk Southern Corp.		1,762
4	Ryder System, Inc.		228
52	Southwest Airlines Co.		752
34	Union Pacific Corp.		5,272
53	United Parcel Service, Inc. Class B		4,828
			20,965
	Utilities - 3.1%
45	AES (The) Corp.		599
9	AGL Resources, Inc.		402
18	Ameren Corp.		618
36	American Electric Power Co., Inc.		1,543
31	CenterPoint Energy, Inc.		751
19	CMS Energy Corp.		511
21	Consolidated Edison, Inc.		1,181
42	Dominion Resources, Inc.		2,645
13	DTE Energy Co.		842
52	Duke Energy Corp.		3,451
24	Edison International		1,100
13	Entergy Corp.		824
63	Exelon Corp.		1,857
31	FirstEnergy Corp.		1,114
6	Integrys Energy Group, Inc.		325
31	NextEra Energy, Inc.		2,487
23	NiSource, Inc.		706
23	Northeast Utilities		949
24	NRG Energy, Inc.		646
15	Oneok, Inc.		807
18	Pepco Holdings, Inc.		339
33	PG&E Corp.		1,332
8	Pinnacle West Capital Corp.		440
46	PPL Corp.		1,403
37	Public Service Enterprise Group, Inc.		1,218
10	SCANA Corp.		470
17	Sempra Energy		1,426
64	Southern Co.		2,634
15	TECO Energy, Inc.		247
17	Wisconsin Energy Corp.		674
36	Xcel Energy, Inc.		1,006
			34,547
	Total common stocks
	(cost $733,251)		$1,094,224

	Total long-term investments
	(cost $733,251)		$1,094,224

SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.9%
UBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $9,649, collateralized by U.S.
Treasury Bond 2.13%, 2041, U.S. Treasury
Note 0.88% - 2.63%, 2016 - 2022, value of
	$9,842)
$9,649	0.04%, 09/30/2013		$9,649

U.S. Treasury Bills - 0.0%
850	0.03%, 10/31/2013 □○		$850

	Total short-term investments
	(cost $10,499)		$10,499

	Total investments
	(cost $743,750) ▲	100.1%	$1,104,723
	Other assets and liabilities	(0.1)%	(1,566)
	Total net assets	100.0%	$1,103,157

5

Hartford Index HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $787,477 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$415,303
Unrealized Depreciation	(98,057)
Net Unrealized Appreciation	$317,246

●	Non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at September 30, 2013 as listed in the table below:

Futures Contracts Outstanding at September 30, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 Futures	24	12/19/2013	$10,215	$10,046	$(169)

* The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary

September 30, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,094,224	$1,094,224	$–	$–
Short-Term Investments	10,499	–	10,499	–
Total	$1,104,723	$1,094,224	$10,499	$–
Liabilities:
Futures *	169	169	–	–
Total	$169	$169	$–	$–

♦	For the nine-month period ended September 30, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

6

Hartford International Opportunities HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.8%
	Austria - 0.7%
379	Erste Group Bank AG	$11,988

	Belgium - 3.9%
507	Anheuser-Busch InBev N.V.	50,315
255	Umicore S.A.	12,363
		62,678
	Brazil - 0.3%
80	Cia de Saneamento Basico do Estado de Sao Paulo ADR	799
275	Mills Estruturas e Servicos de Engenharia S.A.	3,777
		4,576
	Canada - 3.1%
199	Canadian National Railway Co.	20,164
241	Suncor Energy, Inc.	8,603
346	Tim Hortons, Inc.	20,077
		48,844
	China - 1.9%
399	China Pacific Insurance Co., Ltd.	1,434
1,744	ENN Energy Holdings Ltd.	9,703
18,256	Lenovo Group Ltd.	19,134
		30,271
	Finland - 0.6%
102	Kone Oyj Class B	9,130

	France - 18.1%
336	Accor S.A.	13,981
252	Air Liquide	35,169
51	AtoS	4,014
1,560	AXA S.A.	36,211
371	BNP Paribas	25,104
183	Bureau Veritas S.A.	5,774
275	Capital Gemini S.A.	16,354
154	Cie Generale d'Optique Essilor International S.A.	16,551
662	Peugeot S.A.	10,885
981	Rexel S.A.	24,957
246	Safran S.A.	15,133
236	Sanofi-Aventis S.A.	23,943
414	Schneider Electric S.A.	35,062
137	Technip S.A.	16,053
34	Unibail Rodamco REIT	8,370
		287,561
	Germany - 2.1%
55	Brenntag AG	9,101
94	Continental AG	15,900
122	Lanxess	7,889
		32,890
	Hong Kong - 2.3%
3,159	AIA Group Ltd.	14,865
612	Link (The) REIT	2,992
5,063	MGM China Holdings Ltd.	16,840
99	Shanghai Fosun Pharmaceutical Co., Ltd.	173
3,958	Skyworth Digital Holdings Ltd.	1,894
		36,764
	India - 0.6%
1,263	ITC Ltd.	6,870
63	United Spirits Ltd.	2,568
		9,438
	Ireland - 2.0%
737	CRH plc	17,708
778	Experian plc	14,809
		32,517
	Italy - 5.8%
1,415	Assicurazioni Generali S.p.A.	28,317
363	Banca Generali S.p.A.	8,201
7,177	Intesa Sanpaolo S.p.A.	14,846
1,219	Mediaset S.p.A.	4,947
5,799	Snam S.p.A.	29,390
973	Unicredit S.p.A.	6,212
		91,913
	Japan - 22.5%
970	AEON Co., Ltd.	13,390
126	AEON Mall Co., Ltd.	3,756
481	Aisin Seiki Co., Ltd.	20,621
911	Asahi Group Holdings Ltd.	23,983
1,238	Bank of Yokohama Ltd.	7,100
111	Daito Trust Construction Co., Ltd.	11,128
421	Daiwa House Industry Co., Ltd.	7,953
440	Dentsu, Inc.	16,773
359	Eisai Co., Ltd.	14,602
175	Honda Motor Co., Ltd.	6,682
938	Japan Tobacco, Inc.	33,804
1,710	Mitsubishi Electric Corp.	18,044
5,337	Mitsubishi UFJ Financial Group, Inc.	34,230
354	Mitsui Fudosan Co., Ltd.	11,954
2,263	Nomura Holdings, Inc.	17,697
258	Nomura Research Institute Ltd.	8,952
284	Olympus Corp.	8,684
168	Omron Corp.	6,068
203	Ono Pharmaceutical Co., Ltd.	12,449
612	ORIX Corp.	10,008
1,765	Rakuten, Inc.	26,786
1,072	T&D Holdings, Inc.	13,310
175	THK Co., Ltd.	3,896
763	Tokio Marine Holdings, Inc.	25,028
		356,898
	Malaysia - 0.2%
4,004	AirAsia Berhad	3,144

	Mexico - 0.4%
1,998	Fibra Uno Administracion S.A. REIT	5,540
69	Macquarie Mexico Real Estate Management S.A. de C. V. REIT	118
		5,658
	Netherlands - 1.4%
69	ASML Holding N.V.	6,854
426	NXP Semiconductors N.V. ●	15,843
		22,697
	Norway - 0.5%
194	Algeta ASA ●	7,483

	Panama - 0.4%
46	Copa Holdings S.A. Class A	6,311

1

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.8% - (continued)
	Portugal - 0.7%
708	Galp Energia SGPS S.A.	$11,772

	Spain - 1.8%
2,418	Banco Popular Espanol	12,982
973	Telefonica S.A.	15,124
		28,106
	Sweden - 1.7%
590	Assa Abloy Ab	27,107

	Switzerland - 7.8%
131	Compagnie Financiere Richemont S.A.	13,128
787	Julius Baer Group Ltd.	36,736
199	Roche Holding AG	53,691
946	UBS AG	19,385
		122,940
	Taiwan - 2.0%
9,291	Taiwan Semiconductor Manufacturing Co., Ltd.	31,637

	United Kingdom - 14.4%
233	Al Noor Hospitals Group ●	3,075
423	AstraZeneca plc	22,010
2,780	BAE Systems plc	20,433
2,198	Barclays Bank plc ADR	9,395
746	BG Group plc	14,243
3,017	BP plc	21,151
82	Derwent London plc REIT	3,148
982	Diageo Capital plc	31,229
2,269	Direct Line Insurance Group plc	7,833
358	Great Portland Est	3,123
2,567	Kingfisher plc	16,038
7,321	Lloyds Banking Group plc ●	8,717
1,133	National Grid plc	13,389
836	NMC Health plc	4,425
1,843	Rexam plc	14,363
1,766	Rolls-Royce Holdings plc	31,765
91	Schroders plc	3,801
		228,138
	United States - 0.6%
148	Covidien plc	9,001

	Total common stocks
	(cost $1,313,372)	$1,519,462

PREFERRED STOCKS - 2.4%
	Germany - 2.4%
371	ProSieben Sat.1 Media AG	$15,762
93	Volkswagen AG N.V.	21,882
		37,644
	Total preferred stocks
	(cost $35,825)	$37,644

	Total long-term investments
	(cost $1,349,197)	$1,557,106

SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.9%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $317, collateralized by FFCB 3.76%, 2024, FHLMC 4.13%, 2029, value of $323)
$317	0.08%, 09/30/2013	$317
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $1,588, collateralized by
FHLMC 2.50% - 5.50%, 2030 - 2043,
FNMA 3.00% - 6.00%, 2022 - 2043,
GNMA 2.50% - 3.00%, 2042 - 2043, U.S.
	Treasury Note 0.88, 2018, value of $1,619)
1,588	0.05%, 09/30/2013	1,588
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $780, collateralized by FHLMC
3.50% - 4.50%, 2021 - 2033, FNMA 2.00%
- 4.00%, 2020 - 2043, GNMA 2.50% -
3.00%, 2043, U.S. Treasury Note 2.38%,
	2014, value of $795)
780	0.08%, 09/30/2013	780
Barclays Capital TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $1,418, collateralized by U.S.
Treasury Bill 0.04% - 0.08%, 2014, U.S.
Treasury Bond 5.38% - 8.50%, 2020 -
2031, U.S. Treasury Note 2.00% - 3.13%,
	2014 - 2021, value of $1,446)
1,418	0.06%, 09/30/2013	1,418
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
10/01/2013 in the amount of $4,269,
collateralized by U.S. Treasury Bill 0.03% -
0.12%, 2013 - 2014, U.S. Treasury Bond
6.25% - 8.75%, 2017 - 2023, U.S. Treasury
Note 0.13% - 4.63%, 2013 - 2019,  value of
	$4,354)
4,268	0.05%, 09/30/2013	4,268
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $25, collateralized by FNMA 4.00% - 5.50%, 2025 - 2042, value of $26)
25	0.10%, 09/30/2013	25
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $3,239, collateralized by U.S.
Treasury Bond 3.75% - 8.75%, 2017 -
2041, U.S. Treasury Note 0.25% - 3.75%,
	2014 - 2019, value of $3,304)
3,239	0.04%, 09/30/2013	3,239

2

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.9% - (continued)
	Repurchase Agreements - 0.9% - (continued)
	TD Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $2,025, collateralized by FNMA 2.50% - 4.00%, 2027 - 2042, GNMA 2.50%, 2043, value of $2,068)
$2,024	0.08%, 09/30/2013		$2,024
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2013 in the amount of $18, collateralized by U.S. Treasury Note 0.88%, 2018, value of $18)
18	0.04%, 09/30/2013		18
			13,677
	Total short-term investments
	(cost $13,677)		$13,677

	Total investments
	(cost $1,362,874) ▲	99.1%	$1,570,783
	Other assets and liabilities	0.9%	14,220
	Total net assets	100.0%	$1,585,003

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $1,377,439 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$198,778
Unrealized Depreciation	(5,434)
Net Unrealized Appreciation	$193,344

●	Non-income producing.

3

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at September 30, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
EUR	Buy	10/03/2013	GSC	$816	$816	$–
EUR	Sell	10/01/2013	CBK	2,520	2,529	(9)
EUR	Sell	10/02/2013	GSC	802	802	–
EUR	Sell	10/02/2013	UBS	5,776	5,779	(3)
GBP	Buy	10/03/2013	GSC	852	852	–
GBP	Buy	10/01/2013	HSBC	1,682	1,699	17
GBP	Sell	10/02/2013	BCLY	583	585	(2)
HKD	Sell	10/03/2013	CBK	92	92	–
HKD	Sell	10/02/2013	HSBC	527	527	–
JPY	Buy	10/02/2013	CBK	1,224	1,228	4
JPY	Sell	10/03/2013	CBK	341	339	2
JPY	Sell	10/01/2013	CSFB	729	731	(2)
MXN	Sell	10/03/2013	DEUT	28	28	–
						$7

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
UBS	UBS AG

Currency Abbreviations:
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican New Peso

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

4

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

September 30, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Austria	$11,988	$–	$11,988	$–
Belgium	62,678	–	62,678	–
Brazil	4,576	4,576	–	–
Canada	48,844	48,844	–	–
China	30,271	–	30,271	–
Finland	9,130	–	9,130	–
France	287,561	–	287,561	–
Germany	32,890	–	32,890	–
Hong Kong	36,764	–	36,764	–
India	9,438	–	9,438	–
Ireland	32,517	–	32,517	–
Italy	91,913	–	91,913	–
Japan	356,898	–	356,898	–
Malaysia	3,144	–	3,144	–
Mexico	5,658	5,658	–	–
Netherlands	22,697	22,697	–	–
Norway	7,483	–	7,483	–
Panama	6,311	6,311	–	–
Portugal	11,772	–	11,772	–
Spain	28,106	–	28,106	–
Sweden	27,107	–	27,107	–
Switzerland	122,940	–	122,940	–
Taiwan	31,637	–	31,637	–
United Kingdom	228,138	15,333	212,805	–
United States	9,001	9,001	–	–
Total	1,519,462	112,420	1,407,042	–
Preferred Stocks	37,644	–	37,644	–
Short-Term Investments	13,677	–	13,677	–
Total	$1,570,783	$112,420	$1,458,363	$–
Foreign Currency Contracts*	23	–	23	–
Total	$23	$–	$23	$–
Liabilities:
Foreign Currency Contracts*	16	–	16	–
Total	$16	$–	$16	$–

♦	For the nine-month period ended September 30, 2013, investments valued at $24,261 were transferred from Level 1 to Level 2, and investments valued at $47,357 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Currency Concentration of Securities

as of September 30, 2013

Percentage of
Description	Net Assets
Brazilian Real	0.2%
British Pound	16.4
Canadian Dollar	3.1
Euro	36.1
Hong Kong Dollar	4.2
Indian Rupee	0.6
Japanese Yen	22.5
Malaysian Ringgit	0.2
Mexican New Peso	0.4
Norwegian Krone	0.5
Swedish Krona	1.7
Swiss Franc	7.8
Taiwanese Dollar	2.0
United States Dollar	3.4
Other Assets and Liabilities	0.9
Total	100.0%

6

Hartford MidCap HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 100.0%
	Automobiles and Components - 3.1%
760	Allison Transmission Holdings, Inc.	$19,034
439	Harley-Davidson, Inc.	28,228
		47,262
	Banks - 3.9%
95	Cullen/Frost Bankers, Inc.	6,725
204	East West Bancorp, Inc.	6,532
323	First Republic Bank	15,070
278	M&T Bank Corp.	31,139
		59,466
	Capital Goods - 8.9%
264	IDEX Corp.	17,193
376	Jacobs Engineering Group, Inc. ●	21,857
386	Lennox International, Inc.	29,053
280	MSC Industrial Direct Co., Inc.	22,809
341	PACCAR, Inc.	18,958
170	Pall Corp.	13,119
143	Wabco Holdings, Inc. ●	12,034
		135,023
	Commercial and Professional Services - 8.2%
245	Clean Harbors, Inc. ●	14,373
450	Equifax, Inc. ●	26,952
365	Manpowergroup, Inc.	26,579
781	Robert Half International, Inc.	30,496
572	Waste Connections, Inc.	25,980
		124,380
	Consumer Durables and Apparel - 1.6%
27	NVR, Inc. ●	24,626

	Consumer Services - 0.3%
122	Weight Watchers International, Inc.	4,550

	Diversified Financials - 4.5%
159	Greenhill & Co., Inc.	7,930
306	Invesco Ltd.	9,768
78	LPL Financial Holdings, Inc.	2,979
194	Moody's Corp.	13,623
705	SEI Investments Co.	21,799
159	T. Rowe Price Group, Inc.	11,439
		67,538
	Energy - 9.6%
224	Atwood Oceanics, Inc. ●	12,309
219	Cabot Oil & Gas Corp.	8,172
698	Cobalt International Energy, Inc. ●	17,340
426	Consol Energy, Inc.	14,322
660	Denbury Resources, Inc. ●	12,146
179	EQT Corp.	15,893
167	Oceaneering International, Inc.	13,600
247	Patterson-UTI Energy, Inc.	5,271
74	Pioneer Natural Resources Co.	14,039
196	Range Resources Corp.	14,891
711	Superior Energy Services, Inc. ●	17,815
		145,798
	Food and Staples Retailing - 0.6%
97	PriceSmart, Inc.	9,263

	Food, Beverage and Tobacco - 1.6%
278	Molson Coors Brewing Co.	13,933
182	Monster Beverage Corp. ●	9,528
		23,461
	Health Care Equipment and Services - 5.1%
1,190	Allscripts Healthcare Solutions, Inc. ●	17,691
208	Community Health Systems, Inc.	8,653
179	LifePoint Hospitals, Inc. ●	8,344
427	Patterson Cos., Inc.	17,174
178	Sirona Dental Systems, Inc. ●	11,913
177	Universal Health Services, Inc. Class B	13,307
		77,082
	Insurance - 4.1%
51	Alleghany Corp. ●	20,773
20	Fairfax Financial Holdings LTD	8,230
40	Markel Corp. ●	20,546
280	W.R. Berkley Corp.	11,994
		61,543
	Materials - 2.1%
230	Packaging Corp. of America	13,113
52	Sherwin-Williams Co.	9,519
179	Silgan Holdings, Inc.	8,391
		31,023
	Media - 2.2%
193	AMC Networks, Inc. Class A ●	13,200
412	DreamWorks Animation SKG, Inc. ●	11,717
300	Pandora Media, Inc. ●	7,545
		32,462
	Pharmaceuticals, Biotechnology and Life Sciences - 13.0%
268	Actavis, Inc.	38,641
773	Alkermes plc ●	25,982
282	Cubist Pharmaceuticals, Inc. ●	17,946
159	Illumina, Inc. ●	12,829
435	Incyte Corp. ●	16,595
606	Ironwood Pharmaceuticals, Inc. ●	7,185
903	Mylan, Inc. ●	34,480
163	Salix Pharmaceuticals Ltd. ●	10,934
203	Vertex Pharmaceuticals, Inc. ●	15,412
159	Waters Corp. ●	16,840
		196,844
	Retailing - 6.6%
319	Advance Automotive Parts, Inc.	26,353
448	CarMax, Inc. ●	21,725
331	HomeAway, Inc. ●	9,255
246	Joseph A. Bank Clothiers, Inc. ●	10,835
99	Tiffany & Co.	7,575
314	TripAdvisor, Inc. ●	23,781
		99,524
	Semiconductors and Semiconductor Equipment - 2.4%
595	Maxim Integrated Products, Inc.	17,721
500	NXP Semiconductors N.V. ●	18,590
		36,311
	Software and Services - 13.0%
204	Akamai Technologies, Inc. ●	10,533
168	ANSYS, Inc. ●	14,512
332	Autodesk, Inc. ●	13,669
97	Factset Research Systems, Inc.	10,573
110	FleetCor Technologies, Inc. ●	12,119
147	Gartner, Inc. Class A ●	8,842

1

Hartford MidCap HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 100.0% - (continued)
	Software and Services - 13.0% - (continued)
1,777	Genpact Ltd. ●		$33,559
155	Informatica Corp. ●		6,047
338	Micros Systems, Inc. ●		16,896
151	Teradata Corp. ●		8,381
994	Vantiv, Inc. ●		27,781
236	VeriSign, Inc. ●		12,016
232	WEX, Inc. ●		20,338
23	Yelp, Inc. ●		1,504
			196,770
	Technology Hardware and Equipment - 4.3%
179	Amphenol Corp. Class A		13,867
114	FEI Co.		10,001
560	National Instruments Corp.		17,321
820	Trimble Navigation Ltd. ●		24,364
			65,553
	Transportation - 2.8%
457	Expeditors International of Washington, Inc.		20,135
114	Genesee & Wyoming, Inc. Class A ●		10,565
163	J.B. Hunt Transport Services, Inc.		11,916
			42,616
	Utilities - 2.1%
145	Northeast Utilities		5,971
478	UGI Corp.		18,691
175	Wisconsin Energy Corp.		7,077
			31,739
	Total common stocks
	(cost $1,122,902)		$1,512,834

	Total long-term investments
	(cost $1,122,902)		$1,512,834

SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $156, collateralized by FFCB 3.76%, 2024, FHLMC 4.13%, 2029, value of $159)
$156	0.08%, 09/30/2013		$156
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $781, collateralized by FHLMC
2.50% - 5.50%, 2030 - 2043, FNMA 3.00%
- 6.00%, 2022 - 2043, GNMA 2.50% -
3.00%, 2042 - 2043, U.S. Treasury Note
	0.88, 2018, value of $797)
781	0.05%, 09/30/2013		781
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $384, collateralized by FHLMC
3.50% - 4.50%, 2021 - 2033, FNMA 2.00%
- 4.00%, 2020 - 2043, GNMA 2.50% -
3.00%, 2043, U.S. Treasury Note 2.38%,
	2014, value of $391)
384	0.08%, 09/30/2013		384
Barclays Capital TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $698, collateralized by U.S.
Treasury Bill 0.04% - 0.08%, 2014, U.S.
Treasury Bond 5.38% - 8.50%, 2020 -
2031, U.S. Treasury Note 2.00% - 3.13%,
	2014 - 2021, value of $712)
698	0.06%, 09/30/2013		698
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
10/01/2013 in the amount of $2,100,
collateralized by U.S. Treasury Bill 0.03%
- 0.12%, 2013 - 2014, U.S. Treasury Bond
6.25% - 8.75%, 2017 - 2023, U.S. Treasury
Note 0.13% - 4.63%, 2013 - 2019,  value of
	$2,142)
2,100	0.05%, 09/30/2013		2,100
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $12, collateralized by FNMA 4.00% - 5.50%, 2025 - 2042, value of $13)
12	0.10%, 09/30/2013		12
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $1,593, collateralized by U.S.
Treasury Bond 3.75% - 8.75%, 2017 -
2041, U.S. Treasury Note 0.25% - 3.75%,
	2014 - 2019, value of $1,625)
1,593	0.04%, 09/30/2013		1,593
	TD Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $996, collateralized by FNMA 2.50% - 4.00%, 2027 - 2042, GNMA 2.50%, 2043, value of $1,017)
996	0.08%, 09/30/2013		996
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2013 in the amount of $9, collateralized by U.S. Treasury Note 0.88%, 2018, value of $9)
9	0.04%, 09/30/2013		9
			6,729
	Total short-term investments
	(cost $6,729)		$6,729

	Total investments
	(cost $1,129,631) ▲	100.4%	$1,519,563
	Other assets and liabilities	(0.4)%	(5,780)
	Total net assets	100.0%	$1,513,783

2

Hartford MidCap HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $1,139,461 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$401,196
Unrealized Depreciation	(21,094)
Net Unrealized Appreciation	$380,102

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary

September 30, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,512,834	$1,512,834	$–	$–
Short-Term Investments	6,729	–	6,729	–
Total	$1,519,563	$1,512,834	$6,729	$–

♦	For the nine-month period ended September 30, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

Hartford MidCap Value HLS Fund

Schedule of Investments

September 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1%
	Banks - 7.1%
183	BankUnited, Inc.	$5,699
185	Comerica, Inc.	7,276
313	EverBank Financial Corp.	4,694
257	First Midwest Bancorp, Inc.	3,880
89	Iberiabank Corp.	4,627
61	Popular, Inc. ●	1,609
201	Zions Bancorporation	5,520
		33,305
	Capital Goods - 15.7%
21	AGCO Corp.	1,287
270	Barnes Group, Inc.	9,416
88	Chicago Bridge & Iron Co. N.V.	5,957
85	Curtis-Wright Corp.	4,010
96	Esterline Technologies Corp. ●	7,700
77	Hubbell, Inc. Class B	8,096
178	KBR, Inc.	5,817
120	Moog, Inc. Class A ●	7,011
104	Pentair Ltd.	6,721
249	Rexel S.A.	6,324
20	Teledyne Technologies, Inc. ●	1,690
128	WESCO International, Inc. ●	9,765
		73,794
	Consumer Durables and Apparel - 5.1%
97	Lennar Corp.	3,416
284	Newell Rubbermaid, Inc.	7,796
2,555	Samsonite International S.A.	7,144
177	Toll Brothers, Inc. ●	5,737
		24,093
	Consumer Services - 1.1%
175	Norwegian Cruise Line Holdings Ltd. ●	5,389

	Diversified Financials - 1.4%
170	LPL Financial Holdings, Inc.	6,524
452	Solar Cayman Ltd. ⌂■●†	32
		6,556
	Energy - 6.8%
363	Cobalt International Energy, Inc. ●	9,032
56	Japan Petroleum Exploration Co., Ltd.	2,417
144	Newfield Exploration Co. ●	3,949
335	Ocean Rig UDW, Inc. ●	6,095
190	QEP Resources, Inc.	5,261
384	Trican Well Service Ltd.	5,222
		31,976
	Food, Beverage and Tobacco - 3.6%
100	Bunge Ltd. Finance Corp.	7,606
11	Dr. Pepper Snapple Group	471
227	Ebro Foods S.A.	5,127
55	Ingredion, Inc.	3,652
		16,856
	Health Care Equipment and Services - 3.8%
288	Brookdale Senior Living, Inc. ●	7,561
58	Community Health Systems, Inc.	2,423
113	Wellcare Health Plans, Inc. ●	7,874
		17,858
	Insurance - 9.8%
92	Argo Group International Holdings Ltd.	3,945
142	Hanover Insurance Group, Inc.	7,839
116	Principal Financial Group, Inc.	4,950
158	Reinsurance Group of America, Inc.	10,605
377	Unum Group	11,488
241	XL Group plc	7,428
		46,255
	Materials - 9.2%
138	Cabot Corp.	5,890
119	Celanese Corp.	6,287
282	Louisiana-Pacific Corp. ●	4,953
235	Methanex Corp. ADR	12,064
123	Owens-Illinois, Inc. ●	3,681
151	Packaging Corp. of America	8,592
249	Rexam plc	1,940
		43,407
	Media - 1.2%
332	Interpublic Group of Cos., Inc.	5,702

	Pharmaceuticals, Biotechnology and Life Sciences - 4.0%
735	Almirall S.A.	9,307
72	Ono Pharmaceutical Co., Ltd.	4,406
82	UCB S.A.	4,974
		18,687
	Real Estate - 6.1%
171	American Assets Trust, Inc. REIT	5,203
216	Blackstone Mortgage Trust, Inc. REIT	5,431
169	Equity Lifestyle Properties, Inc. REIT	5,788
259	Forest City Enterprises, Inc. Class A REIT ●	4,900
120	Hatteras Financial Corp. REIT	2,238
115	Plum Creek Timber Co., Inc. REIT	5,390
		28,950
	Retailing - 3.2%
197	Aeropostale, Inc. ●	1,852
5,788	Buck Holdings L.P. ⌂†	404
128	GNC Holdings, Inc.	6,998
143	Men's Wearhouse, Inc.	4,876
13	Ross Stores, Inc.	976
		15,106
	Semiconductors and Semiconductor Equipment - 8.0%
234	Avago Technologies Ltd.	10,107
120	Maxim Integrated Products, Inc.	3,583
319	Microsemi Corp. ●	7,724
210	NXP Semiconductors N.V. ●	7,810
279	Skyworks Solutions, Inc. ●	6,926
82	Teradyne, Inc. ●	1,348
		37,498
	Software and Services - 3.8%
240	Booz Allen Hamilton Holding Corp.	4,629
104	Check Point Software Technologies Ltd. ADR ●	5,877
197	Verint Systems, Inc. ●	7,286
		17,792
	Technology Hardware and Equipment - 2.9%
208	Arrow Electronics, Inc. ●	10,114
59	SanDisk Corp.	3,523
		13,637

1

Hartford MidCap Value HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.1% - (continued)
	Transportation - 0.5%
90	Avis Budget Group, Inc. ●		$2,583

	Utilities - 4.8%
111	Alliant Energy Corp.		5,480
150	Great Plains Energy, Inc.		3,335
185	UGI Corp.		7,227
153	Westar Energy, Inc.		4,674
43	Wisconsin Energy Corp.		1,744
			22,460
	Total common stocks
	(cost $373,741)		$461,904

	Total long-term investments
	(cost $373,741)		$461,904

SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.6%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $177, collateralized by FFCB 3.76%, 2024, FHLMC 4.13%, 2029, value of $180)
$177	0.08%, 09/30/2013		$177
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $884, collateralized by FHLMC
2.50% - 5.50%, 2030 - 2043, FNMA 3.00%
- 6.00%, 2022 - 2043, GNMA 2.50% -
3.00%, 2042 - 2043, U.S. Treasury Note
	0.88, 2018, value of $902)
884	0.05%, 09/30/2013		884
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $434, collateralized by FHLMC
3.50% - 4.50%, 2021 - 2033, FNMA 2.00%
- 4.00%, 2020 - 2043, GNMA 2.50% -
3.00%, 2043, U.S. Treasury Note 2.38%,
	2014, value of $443)
434	0.08%, 09/30/2013		434
Barclays Capital TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $790, collateralized by U.S.
Treasury Bill 0.04% - 0.08%, 2014, U.S.
Treasury Bond 5.38% - 8.50%, 2020 - 2031,
U.S. Treasury Note 2.00% - 3.13%, 2014 -
	2021, value of $806)
790	0.06%, 09/30/2013		790
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
10/01/2013 in the amount of $2,378,
collateralized by U.S. Treasury Bill 0.03% -
0.12%, 2013 - 2014, U.S. Treasury Bond
6.25% - 8.75%, 2017 - 2023, U.S. Treasury
Note 0.13% - 4.63%, 2013 - 2019,  value of
	$2,425)
2,378	0.05%, 09/30/2013		2,378
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $14, collateralized by FNMA 4.00% - 5.50%, 2025 - 2042, value of $14)
14	0.10%, 09/30/2013		14
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $1,804, collateralized by U.S.
Treasury Bond 3.75% - 8.75%, 2017 - 2041,
U.S. Treasury Note 0.25% - 3.75%, 2014 -
	2019, value of $1,840)
1,804	0.04%, 09/30/2013		1,804
	TD Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $1,128, collateralized by FNMA 2.50% - 4.00%, 2027 - 2042, GNMA 2.50%, 2043, value of $1,152)
1,128	0.08%, 09/30/2013		1,128
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2013 in the amount of $10, collateralized by U.S. Treasury Note 0.88%, 2018, value of $10)
10	0.04%, 09/30/2013		10
			7,619
	Total short-term investments
	(cost $7,619)		$7,619

	Total investments
	(cost $381,360) ▲	99.7%	$469,523
	Other assets and liabilities	0.3%	1,394
	Total net assets	100.0%	$470,917

2

Hartford MidCap Value HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $387,519 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$86,797
Unrealized Depreciation	(4,793)
Net Unrealized Appreciation	$82,004

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At September 30, 2013, the aggregate value of these securities was $436, which represents 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2013, the aggregate value of these securities was $32, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	5,788	Buck Holdings L.P.	$96
03/2007	452	Solar Cayman Ltd. - 144A	132

At September 30, 2013, the aggregate value of these securities was $436, which represents 0.1% of total net assets.

Foreign Currency Contracts Outstanding at September 30, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JPY	Buy	10/01/2013	CSFB	$23	$23	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford MidCap Value HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CSFB	Credit Suisse First Boston Corp.

Currency Abbreviations:
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary

September 30, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$461,904	$419,829	$41,639	$436
Short-Term Investments	7,619	–	7,619	–
Total	$469,523	$419,829	$49,258	$436
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the nine-month period ended September 30, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2013
Assets:
Common Stocks	$4,172	$3,994	$(2,797	)*	$—	$—	$(4,933)	$—	$—	$436
Total	$4,172	$3,994	$(2,797)		$—	$—	$(4,933)	$—	$—	$436

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2013 was $(2,797).

4

Hartford Money Market HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CERTIFICATES OF DEPOSIT - 13.2%
Finance and Insurance - 13.2%
	Commercial Banking - 4.5%
	Bank of Tokyo Mitsubishi Ltd.
$15,000	0.17%, 11/20/2013	$15,000
19,250	0.18%, 10/15/2013	19,250
	Svenska Handelsbanken
33,000	0.20%, 10/03/2013	33,000
		67,250
	Depository Credit Banking - 7.7%
	Bank of Nova Scotia
26,000	0.17%, 10/09/2013	26,000
	Sumitomo Mitsui Banking Corp.
25,000	0.16%, 11/19/2013	25,000
25,000	0.17%, 10/09/2013	25,000
	Toronto Dominion Bank New York
20,000	0.12%, 11/13/2013	20,000
20,000	0.15%, 11/18/2013	20,000
		116,000
	International Trade Financing (Foreign Banks) - 1.0%
	Royal Bank of Canada
15,500	0.32%, 10/03/2014 Δ	15,500

	Total certificates of deposit
	(cost $198,750)	$198,750

COMMERCIAL PAPER - 24.9%
Beverage and Tobacco Product Manufacturing - 2.4%
	Beverage Manufacturing - 2.4%
	Coca Cola Co.
$36,057	0.10%, 10/10/2013	$36,056

Finance and Insurance - 16.9%
	Commercial Banking - 2.8%
	Nordea Bank AB
17,250	0.18%, 10/11/2013	17,249
	State Street Corp.
25,000	0.10%, 11/04/2013	24,998
		42,247
	Depository Credit Banking - 2.8%
	Bank of Nova Scotia
17,750	0.12%, 10/02/2013	17,750
	U.S. Bank N.A.
25,000	0.09%, 11/08/2013	24,997
		42,747
	International Trade Financing (Foreign Banks) - 4.6%
	Export Development Canada
35,000	0.10%, 10/16/2013	34,999
	International Bank for Reconstruction
35,000	0.09%, 10/09/2013	34,999
		69,998
	Nondepository Credit Banking - 6.7%
	Caterpillar Financial Services Corp.
35,000	0.08%, 10/25/2013	34,998
	General Electric Capital Corp.
25,000	0.11%, 11/26/2013	24,996
15,500	0.12%, 10/09/2013	15,499
	Toyota Motor Credit Corp.
25,000	0.10%, 10/16/2013	24,999
		100,492
		255,484
Health Care and Social Assistance - 2.6%
	Pharmaceutical and Medicine Manufacturing - 2.6%
	Abbott Laboratories
19,000	0.10%, 10/01/2013 ■	19,000
	Merck & Co., Inc.
20,000	0.06%, 11/22/2013 ■	19,998
		38,998
Retail Trade - 1.7%
	Other General Merchandise Stores - 1.7%
	Wal-Mart Stores, Inc.
25,000	0.07%, 11/12/2013	24,998

Soap, Cleaning Compound and Toilet Manufacturing - 1.3%
	Soap, Cleaning Compound and Toilet Manufacturing - 1.3%
	Procter & Gamble Co.
20,000	0.09%, 11/26/2013 ■	19,997

	Total commercial paper
	(cost $375,533)	$375,533

CORPORATE NOTES - 5.0%
Finance and Insurance - 5.0%
	Depository Credit Banking - 1.3%
	Wells Fargo Bank NA
$10,000	0.34%, 10/20/2014 Δ	$10,000
10,250	0.35%, 10/22/2014 Δ	10,250
		20,250
	Insurance Carriers - 1.3%
	MetLife Global Funding I
19,500	0.47%, 03/07/2014 ■ Δ	19,500

	International Trade Financing (Foreign Banks) - 1.4%
	International Bank for Reconstruction
20,000	0.03%, 10/16/2013	20,000

	Securities and Commodity Contracts and Brokerage - 1.0%
	JP Morgan Chase Bank
15,500	0.34%, 10/07/2014 Δ	15,500

		75,250
	Total corporate notes
	(cost $75,250)	$75,250

FOREIGN GOVERNMENT OBLIGATIONS - 4.2%
	Canada - 4.2%
	Ontario (Province of)
$40,000	0.06%, 11/04/2013	$39,998

1

Hartford Money Market HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 4.2% - (continued)
	Canada - 4.2% - (continued)
	Quebec (Province of)
$24,000	0.13%, 10/10/2013		$23,999
			63,997
	Total foreign government obligations
	(cost $63,997)		$63,997

REPURCHASE AGREEMENTS - 14.3%
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $35,000, collateralized by U.S. Treasury Note 1.00% - 3.13%, 2016 - 2021, value of $35,700)
$35,000	0.05% dated 09/30/2013		$35,000
	RBS Greenwich Capital Markets TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $60,181, collateralized by U.S. Treasury Note 3.50%, 2020, value of $61,389)
60,181	0.04% dated 09/30/2013		60,181
	Royal Bank of Canada TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $60,181, collateralized by U.S. Treasury Note 1.38%, 2018, value of $61,385)
60,181	0.03% dated 09/30/2013		60,181
UBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2013 in
the amount of $60,182, collateralized by
U.S. Treasury Bond 2.13%, 2041, U.S.
Treasury Note 0.88% - 2.63%, 2016 -
	2022, value of $61,386)
60,182	0.04% dated 09/30/2013		60,182

	Total repurchase agreements
	(cost $215,544)		$215,544

U.S. GOVERNMENT AGENCIES - 4.4%
	FHLMC - 2.7%
$25,000	0.03%, 11/26/2013		$24,999
16,500	0.05%, 10/08/2013		16,500
			41,499

	FNMA - 1.7%
25,000	0.05%, 10/16/2013		24,999

	Total U.S. government agencies
	(cost $66,498)		$66,498

U.S. GOVERNMENT SECURITIES - 35.8%
	Other Direct Federal Obligations - 9.6%
	FHLB
$45,000	0.05%, 10/04/2013 - 11/27/2013		$44,998
75,000	0.06%, 10/11/2013 - 10/16/2013		74,998
25,000	0.07%, 10/30/2013		24,999
			144,995
	U.S. Treasury Bills - 19.9%
250,000	0.02%, 10/10/2013 - 10/24/2013		249,997
50,000	0.03%, 10/17/2013		49,999
			299,996
	U.S. Treasury Notes - 6.3%
50,000	0.03%, 10/31/2013		50,009
45,000	0.10%, 10/15/2013		45,008
			95,017
	Total U.S. government securities
	(cost $540,008)		$540,008

	Total investments
	(cost $1,535,580) ▲	101.8%	$1,535,580
	Other assets and liabilities	(1.8)%	(26,989)
	Total net assets	100.0%	$1,508,591

2

Hartford Money Market HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted. Market value of investments in U.S. dollar denominated securities of foreign issuers represents 15.9% of total net assets at September 30, 2013.

▲	Also represents cost for tax purposes.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2013, the aggregate value of these securities was $78,495, which represents 5.2% of total net assets.

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

Investment Valuation Hierarchy Level Summary

September 30, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Certificates of Deposit	$198,750	$–	$198,750	$–
Commercial Paper	375,533	–	375,533	–
Corporate Notes	75,250	–	75,250	–
Foreign Government Obligations	63,997	–	63,997	–
Repurchase Agreements	215,544	–	215,544	–
U.S. Government Agencies	66,498	–	66,498	–
U.S. Government Securities	540,008	–	540,008	–
Total	$1,535,580	$–	$1,535,580	$–

♦	For the nine-month period ended September 30, 2013, there were no transfers between Level 1 and Level 2.

Effective October 21, 2013, the Hartford Money Market HLS Fund (i) ceased to operate as a money market fund; (ii) no longer seeks to maintain a stable $1.00 net asset value per share; and (iii) was renamed the Hartford Ultrashort Bond HLS Fund. Accordingly, the holdings reflected in this N-Q as of September 30, 2013 do not reflect the Fund’s current holdings.

3

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments

September 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 20.1%
	Automobiles and Components - 0.2%
1	BorgWarner, Inc.	$67
2	Delphi Automotive plc	95
23	Ford Motor Co.	384
5	General Motors Co. ●	196
1	Goodyear (The) Tire & Rubber Co. ●	32
1	Harley-Davidson, Inc.	83
4	Johnson Controls, Inc.	164
		1,021
	Banks - 0.6%
4	BB&T Corp.	137
1	Comerica, Inc.	42
5	Fifth Third Bancorp	93
3	Hudson City Bancorp, Inc.	25
5	Huntington Bancshares, Inc.	40
5	KeyCorp	60
1	M&T Bank Corp.	84
2	People's United Financial, Inc.	27
3	PNC Financial Services Group, Inc.	223
8	Regions Financial Corp.	75
3	SunTrust Banks, Inc.	101
11	US Bancorp	389
28	Wells Fargo & Co.	1,154
1	Zions Bancorporation	29
		2,479
	Capital Goods - 1.6%
4	3M Co.	448
1	AMETEK, Inc.	65
4	Boeing Co.	472
4	Caterpillar, Inc.	307
1	Cummins, Inc.	134
3	Danaher Corp.	240
2	Deere & Co.	180
1	Dover Corp.	89
3	Eaton Corp. plc	188
4	Emerson Electric Co.	267
2	Fastenal Co.	79
1	Flowserve Corp.	51
1	Fluor Corp.	67
2	General Dynamics Corp.	168
59	General Electric Co.	1,407
5	Honeywell International, Inc.	377
2	Illinois Tool Works, Inc.	182
2	Ingersoll-Rand plc	101
1	Jacobs Engineering Group, Inc. ●	44
1	Joy Global, Inc.	31
1	L-3 Communications Holdings, Inc.	49
2	Lockheed Martin Corp.	199
2	Masco Corp.	44
1	Northrop Grumman Corp.	127
2	PACCAR, Inc.	114
1	Pall Corp.	50
1	Parker-Hannifin Corp.	94
1	Pentair Ltd.	75
1	Precision Castparts Corp.	191
1	Quanta Services, Inc. ●	34
2	Raytheon Co.	144
1	Rockwell Automation, Inc.	86
1	Rockwell Collins, Inc.	53
1	Roper Industries, Inc.	76
—	Snap-On, Inc.	33
1	Stanley Black & Decker, Inc.	84
2	Textron, Inc.	45
5	United Technologies Corp.	526
—	W.W. Grainger, Inc.	94
1	Xylem, Inc.	30
		7,045
	Commercial and Professional Services - 0.1%
1	ADT (The) Corp.	47
1	Avery Dennison Corp.	25
1	Cintas Corp.	31
—	Dun & Bradstreet Corp.	23
1	Equifax, Inc. ●	42
1	Iron Mountain, Inc.	27
1	Nielsen Holdings N.V.	45
1	Pitney Bowes, Inc.	21
2	Republic Services, Inc.	52
1	Robert Half International, Inc.	31
—	Stericycle, Inc. ●	57
3	Tyco International Ltd.	94
3	Waste Management, Inc.	104
		599
	Consumer Durables and Apparel - 0.2%
2	Coach, Inc.	89
2	D.R. Horton, Inc.	32
—	Fossil Group, Inc. ●	34
1	Garmin Ltd.	32
—	Harman International Industries, Inc.	26
1	Hasbro, Inc.	32
1	Leggett & Platt, Inc.	25
1	Lennar Corp.	34
2	Mattel, Inc.	83
2	Newell Rubbermaid, Inc.	46
4	NIKE, Inc. Class B	314
2	Pulte Group, Inc.	33
—	PVH Corp.	56
—	Ralph Lauren Corp.	58
1	V.F. Corp.	101
—	Whirlpool Corp.	67
		1,062
	Consumer Services - 0.4%
3	Carnival Corp.	83
—	Chipotle Mexican Grill, Inc.	77
1	Darden Restaurants, Inc.	35
2	H & R Block, Inc.	42
2	International Game Technology	29
1	Marriott International, Inc. Class A	55
6	McDonald's Corp.	556
4	Starbucks Corp.	334
1	Starwood Hotels & Resorts, Inc.	75
1	Wyndham Worldwide Corp.	47
—	Wynn Resorts Ltd.	74
3	Yum! Brands, Inc.	184
		1,591
	Diversified Financials - 1.4%
5	American Express Co.	405
1	Ameriprise Financial, Inc.	104

1

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 20.1% - (continued)
	Diversified Financials - 1.4% - (continued)
62	Bank of America Corp.	$857
7	Bank of New York Mellon Corp.	201
1	BlackRock, Inc.	197
3	Capital One Financial Corp.	233
7	Charles Schwab Corp.	141
18	Citigroup, Inc.	853
2	CME Group, Inc.	134
3	Discover Financial Services, Inc.	142
2	E*Trade Financial Corp. ●	27
2	Franklin Resources, Inc.	119
2	Goldman Sachs Group, Inc.	382
—	IntercontinentalExchange, Inc. ●	76
3	Invesco Ltd.	82
22	JP Morgan Chase & Co.	1,125
1	Legg Mason, Inc.	21
2	Leucadia National Corp.	49
1	Moody's Corp.	79
8	Morgan Stanley	217
1	Nasdaq OMX Group, Inc.	22
1	Northern Trust Corp.	71
1	NYSE Euronext	59
3	SLM Corp.	63
3	State Street Corp.	170
2	T. Rowe Price Group, Inc.	108
		5,937
	Energy - 2.1%
3	Anadarko Petroleum Corp.	270
2	Apache Corp.	199
3	Baker Hughes, Inc.	126
2	Cabot Oil & Gas Corp.	91
1	Cameron International Corp. ●	83
3	Chesapeake Energy Corp.	76
11	Chevron Corp.	1,357
7	ConocoPhillips Holding Co.	492
1	Consol Energy, Inc.	45
2	Denbury Resources, Inc. ●	40
2	Devon Energy Corp.	128
—	Diamond Offshore Drilling, Inc.	25
1	Ensco plc	73
2	EOG Resources, Inc.	267
1	EQT Corp.	77
25	Exxon Mobil Corp.	2,190
1	FMC Technologies, Inc. ●	76
5	Halliburton Co.	235
1	Helmerich & Payne, Inc.	42
2	Hess Corp.	129
4	Kinder Morgan, Inc.	139
4	Marathon Oil Corp.	143
2	Marathon Petroleum Corp.	116
1	Murphy Oil Corp.	61
2	Nabors Industries Ltd.	24
2	National Oilwell Varco, Inc.	193
1	Newfield Exploration Co. ●	22
1	Noble Corp.	55
2	Noble Energy, Inc.	139
5	Occidental Petroleum Corp.	436
2	Peabody Energy Corp.	27
4	Phillips 66	207
1	Pioneer Natural Resources Co.	151
1	QEP Resources, Inc.	29
1	Range Resources Corp.	72
1	Rowan Cos. plc Class A ●	26
8	Schlumberger Ltd.	676
2	Southwestern Energy Co. ●	74
4	Spectra Energy Corp.	132
1	Tesoro Corp.	34
3	Valero Energy Corp.	107
4	Williams Cos., Inc.	144
1	WPX Energy, Inc. ●	22
		9,050
	Food and Staples Retailing - 0.5%
3	Costco Wholesale Corp.	291
7	CVS Caremark Corp. ●	403
3	Kroger (The) Co.	121
1	Safeway, Inc.	45
3	Sysco Corp.	108
5	Walgreen Co.	270
9	Wal-Mart Stores, Inc.	696
2	Whole Foods Market, Inc.	126
		2,060
	Food, Beverage and Tobacco - 1.1%
12	Altria Group, Inc.	398
4	Archer-Daniels-Midland Co.	140
1	Beam, Inc.	61
1	Brown-Forman Corp.	64
1	Campbell Soup Co.	42
22	Coca-Cola Co.	835
1	Coca-Cola Enterprises, Inc.	58
2	ConAgra Foods, Inc.	74
1	Constellation Brands, Inc. Class A ●	55
1	Dr. Pepper Snapple Group	53
4	General Mills, Inc.	178
1	Hershey Co.	80
1	Hormel Foods Corp.	33
1	J.M. Smucker Co.	64
1	Kellogg Co.	87
3	Kraft Foods Group, Inc.	181
2	Lorillard, Inc.	97
1	McCormick & Co., Inc.	49
1	Mead Johnson Nutrition Co.	87
1	Molson Coors Brewing Co.	46
10	Mondelez International, Inc.	324
1	Monster Beverage Corp. ●	41
9	PepsiCo, Inc.	709
9	Philip Morris International, Inc.	810
2	Reynolds American, Inc.	89
2	Tyson Foods, Inc. Class A	45
		4,700
	Health Care Equipment and Services - 0.8%
9	Abbott Laboratories	298
2	Aetna, Inc.	138
1	AmerisourceBergen Corp.	82
—	Bard (C.R.), Inc.	53
3	Baxter International, Inc.	206
1	Becton, Dickinson & Co.	112
8	Boston Scientific Corp. ●	91

2

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 20.1% - (continued)
	Health Care Equipment and Services - 0.8% - (continued)
2	Cardinal Health, Inc.	$102
1	CareFusion Corp. ●	46
2	Cerner Corp. ●	90
2	CIGNA Corp.	126
3	Covidien plc	162
1	DaVita HealthCare Partners, Inc. ●	58
1	Dentsply International, Inc.	36
1	Edwards Lifesciences Corp. ●	45
5	Express Scripts Holding Co. ●	291
1	Humana, Inc.	84
—	Intuitive Surgical, Inc. ●	87
1	Laboratory Corp. of America Holdings ●	52
1	McKesson Corp.	170
6	Medtronic, Inc.	307
—	Patterson Cos., Inc.	19
1	Quest Diagnostics, Inc.	54
2	St. Jude Medical, Inc.	89
2	Stryker Corp.	115
1	Tenet Healthcare Corp. ●	24
6	UnitedHealth Group, Inc.	421
1	Varian Medical Systems, Inc. ●	47
2	Wellpoint, Inc.	145
1	Zimmer Holdings, Inc.	80
		3,630
	Household and Personal Products - 0.5%
3	Avon Products, Inc.	52
1	Clorox Co.	62
5	Colgate-Palmolive Co.	302
1	Estee Lauder Co., Inc.	103
2	Kimberly-Clark Corp.	209
16	Procter & Gamble Co.	1,197
		1,925
	Insurance - 0.9%
2	ACE Ltd.	187
3	Aflac, Inc.	175
3	Allstate Corp.	138
9	American International Group, Inc.	421
2	Aon plc	132
—	Assurant, Inc.	24
11	Berkshire Hathaway, Inc. Class B ●	1,199
1	Chubb Corp.	134
1	Cincinnati Financial Corp.	41
3	Genworth Financial, Inc. ●	37
2	Lincoln National Corp.	67
2	Loews Corp.	84
3	Marsh & McLennan Cos., Inc.	138
7	MetLife, Inc.	319
2	Principal Financial Group, Inc.	71
3	Progressive Corp.	88
3	Prudential Financial, Inc.	220
1	Torchmark Corp.	40
2	Travelers Cos., Inc.	186
2	Unum Group	49
2	XL Group plc	52
		3,802
	Materials - 0.7%
1	Air Products & Chemicals, Inc.	129
—	Airgas, Inc.	41
6	Alcoa, Inc.	50
1	Allegheny Technologies, Inc.	19
1	Ball Corp.	38
1	Bemis Co., Inc.	23
—	CF Industries Holdings, Inc.	70
1	Cliff's Natural Resources, Inc.	18
7	Dow Chemical Co.	269
5	E.I. DuPont de Nemours & Co.	313
1	Eastman Chemical Co.	69
2	Ecolab, Inc.	155
1	FMC Corp.	57
6	Freeport-McMoRan Copper & Gold, Inc.	199
—	International Flavors & Fragrances, Inc.	39
3	International Paper Co.	115
3	LyondellBasell Industries Class A	190
1	MeadWestvaco Corp.	39
3	Monsanto Co.	322
2	Mosaic Co.	85
3	Newmont Mining Corp.	81
2	Nucor Corp.	90
1	Owens-Illinois, Inc. ●	28
1	PPG Industries, Inc.	138
2	Praxair, Inc.	205
1	Sealed Air Corp.	31
1	Sherwin-Williams Co.	92
1	Sigma-Aldrich Corp.	59
1	United States Steel Corp.	17
1	Vulcan Materials Co.	39
		3,020
	Media - 0.8%
1	Cablevision Systems Corp.	21
3	CBS Corp. Class B	179
15	Comcast Corp. Class A	683
3	DirecTV ●	176
1	Discovery Communications, Inc. ●	113
1	Gannett Co., Inc.	36
2	Interpublic Group of Cos., Inc.	42
2	McGraw Hill Financial, Inc.	104
3	News Corp. Class A ●	46
1	Omnicom Group, Inc. ●	94
1	Scripps Networks Interactive Class A	49
2	Time Warner Cable, Inc.	185
5	Time Warner, Inc.	350
11	Twenty-First Century Fox, Inc.	385
3	Viacom, Inc. Class B	210
10	Walt Disney Co.	620
—	Washington Post Co. Class B	15
		3,308
	Pharmaceuticals, Biotechnology and Life Sciences - 1.8%
9	Abbvie Inc.	410
1	Actavis, Inc.	144
2	Agilent Technologies, Inc.	98
1	Alexion Pharmaceuticals, Inc. ●	131
2	Allergan, Inc. ●	155
4	Amgen, Inc.	488
1	Biogen Idec, Inc.	331
10	Bristol-Myers Squibb Co.	441
2	Celgene Corp. ●	366

3

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 20.1% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 1.8% - (continued)
6	Eli Lilly & Co.	$289
1	Forest Laboratories, Inc. ●	58
9	Gilead Sciences, Inc. ●	556
1	Hospira, Inc. ●	38
16	Johnson & Johnson	1,413
1	Life Technologies Corp. ●	75
17	Merck & Co., Inc.	806
2	Mylan, Inc. ●	84
1	PerkinElmer, Inc.	24
1	Perrigo Co.	67
38	Pfizer, Inc.	1,099
—	Regeneron Pharmaceuticals, Inc. ●	141
2	Thermo Fisher Scientific, Inc.	192
1	Vertex Pharmaceuticals, Inc. ●	102
—	Waters Corp. ●	52
3	Zoetis, Inc.	90
		7,650
	Real Estate - 0.4%
2	American Tower Corp. REIT	169
1	Apartment Investment & Management Co. Class A REIT	24
1	AvalonBay Communities, Inc. REIT	89
1	Boston Properties, Inc. REIT	94
2	CBRE Group, Inc. ●	37
2	Equity Residential Properties Trust REIT	104
3	HCP, Inc. REIT	108
2	Health Care, Inc. REIT	103
4	Host Hotels & Resorts, Inc. REIT	77
2	Kimco Realty Corp. REIT	48
1	Macerich Co. REIT	46
1	Plum Creek Timber Co., Inc. REIT	44
3	ProLogis L.P. REIT	108
1	Public Storage REIT	134
2	Simon Property Group, Inc. REIT	266
2	Ventas, Inc. REIT	104
1	Vornado Realty Trust REIT	85
3	Weyerhaeuser Co. REIT	97
		1,737
	Retailing - 0.9%
—	Abercrombie & Fitch Co. Class A	16
2	Amazon.com, Inc.	669
—	AutoNation, Inc. ●	19
—	AutoZone, Inc. ●	87
1	Bed Bath & Beyond, Inc. ●	97
2	Best Buy Co., Inc.	59
1	CarMax, Inc. ●	63
2	Dollar General Corp. ●	97
1	Dollar Tree, Inc. ●	74
1	Expedia, Inc.	32
1	Family Dollar Stores, Inc.	40
1	GameStop Corp. Class A	34
2	Gap, Inc.	64
1	Genuine Parts Co.	72
8	Home Depot, Inc.	628
2	J. C. Penney Co., Inc. ●	14
1	Kohl's Corp.	61
1	L Brands Inc.	86
6	Lowe's Co., Inc.	290
2	Macy's, Inc.	94
—	Netflix, Inc. ●	105
1	Nordstrom, Inc.	47
1	O'Reilly Automotive, Inc. ●	80
1	PetSmart, Inc.	46
—	Priceline.com, Inc. ●	301
1	Ross Stores, Inc.	91
4	Staples, Inc.	56
4	Target Corp.	234
1	Tiffany & Co.	49
4	TJX Cos., Inc.	233
1	TripAdvisor, Inc. ●	49
1	Urban Outfitters, Inc. ●	23
		3,910
	Semiconductors and Semiconductor Equipment - 0.4%
2	Altera Corp. ●	69
2	Analog Devices, Inc.	85
7	Applied Materials, Inc.	122
3	Broadcom Corp. Class A	83
—	First Solar, Inc. ●	16
29	Intel Corp.	660
1	KLA-Tencor Corp.	58
1	Lam Research Corp. ●	48
1	Linear Technology Corp.	54
3	LSI Corp.	25
1	Microchip Technology, Inc.	46
6	Micron Technology, Inc. ●	105
3	NVIDIA Corp.	52
1	Teradyne, Inc. ●	18
6	Texas Instruments, Inc.	256
2	Xilinx, Inc.	72
		1,769
	Software and Services - 1.9%
4	Accenture plc	275
3	Adobe Systems, Inc. ●	140
1	Akamai Technologies, Inc. ●	53
1	Autodesk, Inc. ●	53
3	Automatic Data Processing, Inc.	202
2	CA, Inc.	56
1	Citrix Systems, Inc. ●	77
2	Cognizant Technology Solutions Corp. ●	143
1	Computer Sciences Corp.	44
7	eBay, Inc. ●	376
2	Electronic Arts, Inc. ●	45
2	Fidelity National Information Services, Inc.	78
1	Fiserv, Inc. ●	76
2	Google, Inc. ●	1,417
6	IBM Corp.	1,103
2	Intuit, Inc.	114
1	Mastercard, Inc.	404
44	Microsoft Corp.	1,460
21	Oracle Corp.	684
2	Paychex, Inc.	76
1	Red Hat, Inc. ●	51
3	Salesforce.com, Inc. ●	165
4	Symantec Corp.	100
1	Teradata Corp. ●	52

4

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 20.1% - (continued)
	Software and Services - 1.9% - (continued)
1	Total System Services, Inc.	$28
1	VeriSign, Inc. ●	40
3	Visa, Inc.	570
3	Western Union Co.	60
5	Yahoo!, Inc. ●	182
		8,124
	Technology Hardware and Equipment - 1.3%
1	Amphenol Corp. Class A	71
5	Apple, Inc. ●	2,504
31	Cisco Systems, Inc.	726
8	Corning, Inc.	123
8	Dell, Inc.	117
12	EMC Corp.	308
—	F5 Networks, Inc. ●	39
1	FLIR Systems, Inc.	26
1	Harris Corp.	37
11	Hewlett-Packard Co.	233
1	Jabil Circuit, Inc.	23
1	JDS Uniphase Corp. ●	20
3	Juniper Networks, Inc. ●	58
1	Molex, Inc.	31
1	Motorola Solutions, Inc.	81
2	NetApp, Inc.	84
10	Qualcomm, Inc.	668
1	SanDisk Corp.	83
2	Seagate Technology plc	78
2	TE Connectivity Ltd.	124
1	Western Digital Corp.	77
7	Xerox Corp.	69
		5,580
	Telecommunication Services - 0.5%
31	AT&T, Inc.	1,039
3	CenturyLink, Inc.	109
2	Crown Castle International Corp. ●	124
6	Frontier Communications Co.	24
17	Verizon Communications, Inc.	772
3	Windstream Holdings, Inc.	27
		2,095
	Transportation - 0.4%
1	C.H. Robinson Worldwide, Inc.	55
6	CSX Corp.	152
5	Delta Air Lines, Inc.	117
1	Expeditors International of Washington, Inc.	52
2	FedEx Corp.	196
1	Kansas City Southern	70
2	Norfolk Southern Corp.	139
—	Ryder System, Inc.	18
4	Southwest Airlines Co.	59
3	Union Pacific Corp.	417
4	United Parcel Service, Inc. Class B	382
		1,657
	Utilities - 0.6%
4	AES (The) Corp.	47
1	AGL Resources, Inc.	32
1	Ameren Corp.	49
3	American Electric Power Co., Inc.	122
2	CenterPoint Energy, Inc.	59
2	CMS Energy Corp.	40
2	Consolidated Edison, Inc.	93
3	Dominion Resources, Inc.	209
1	DTE Energy Co.	67
4	Duke Energy Corp.	273
2	Edison International	87
1	Entergy Corp.	65
5	Exelon Corp.	147
2	FirstEnergy Corp.	88
—	Integrys Energy Group, Inc.	26
2	NextEra Energy, Inc.	197
2	NiSource, Inc.	56
2	Northeast Utilities	75
2	NRG Energy, Inc.	51
1	Oneok, Inc.	64
1	Pepco Holdings, Inc.	27
3	PG&E Corp.	105
1	Pinnacle West Capital Corp.	35
4	PPL Corp.	111
3	Public Service Enterprise Group, Inc.	96
1	SCANA Corp.	37
1	Sempra Energy	113
5	Southern Co.	208
1	TECO Energy, Inc.	20
1	Wisconsin Energy Corp.	53
3	Xcel Energy, Inc.	79
		2,731
	Total common stocks
	(cost $74,181)	$86,482

EXCHANGE TRADED FUNDS - 0.1%
	Other Investment Pools and Funds - 0.1%
4	Vanguard S&P 500	$298

	Total exchange traded funds
	(cost $303)	$298

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.8%
	Finance and Insurance - 0.8%
	Ally Automotive Receivables Trust
$18	0.93%, 02/16/2016	$18
	Banc of America Commercial Mortgage, Inc.
25	5.41%, 09/10/2047	27
25	5.45%, 01/15/2049	27
20	5.49%, 02/10/2051 Δ	22
60	5.68%, 07/10/2046	66
35	5.79%, 04/10/2049 Δ	39
30	5.80%, 06/10/2049 Δ	33
25	5.89%, 07/10/2044 Δ	27
15	5.92%, 05/10/2045 Δ	16
10	5.93%, 02/10/2051 Δ	11
	Bear Stearns Commercial Mortgage Securities, Inc.
60	5.20%, 12/11/2038	66
25	5.33%, 02/11/2044	27
60	5.41%, 12/11/2040	64
25	5.70%, 06/13/2050	28

5

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.8% - (continued)
	Finance and Insurance - 0.8% - (continued)
$60	5.90%, 06/11/2040 Δ	$68
	Chase Issuance Trust
150	0.79%, 06/15/2017	151
100	1.30%, 02/18/2020	99
	Citibank Credit Card Issuance Trust
110	4.85%, 03/10/2017	117
100	5.65%, 09/20/2019	116
	Citigroup Commercial Mortgage Trust
35	5.88%, 12/10/2049 Δ	40
20	6.34%, 12/10/2049 Δ	23
	Citigroup/Deutsche Bank Commercial Mortgage Trust
25	5.32%, 12/11/2049	28
35	5.39%, 07/15/2044 Δ	37
25	5.62%, 10/15/2048	27
34	5.89%, 11/15/2044	39
	Commercial Mortgage Pass-Through Certificates
30	3.15%, 08/15/2045	29
20	5.31%, 12/10/2046	22
25	5.95%, 06/10/2046 Δ	27
15	5.99%, 12/10/2049 Δ	17
	Community or Commercial Mortgage Trust
15	2.94%, 01/10/2046	14
	Credit Suisse Mortgage Capital Certificates
25	5.31%, 12/15/2039	27
29	5.47%, 09/15/2039	31
50	5.57%, 02/15/2039 Δ	54
25	5.87%, 06/15/2039 Δ	27
	CS First Boston Mortgage Securities Corp.
80	5.10%, 08/15/2038	85
	CW Capital Cobalt Ltd.
40	5.22%, 08/15/2048	43
25	5.48%, 04/15/2047	28
25	5.97%, 05/15/2046 Δ	28
	Ford Credit Automotive Owner Trust
100	0.78%, 05/15/2018	99
	GE Capital Commercial Mortgage Corp.
30	5.54%, 12/10/2049	33
	Goldman Sachs Mortgage Securities Corp. II
50	3.38%, 05/10/2045	50
35	4.75%, 07/10/2039	37
14	5.40%, 08/10/2038	14
25	5.56%, 11/10/2039	28
45	6.00%, 08/10/2045 Δ	50
	Goldman Sachs Mortgage Securities Trust
10	2.94%, 02/10/2046	9
40	3.14%, 06/10/2046	38
20	3.48%, 01/10/2045	20
	Greenwich Capital Commercial Funding Corp.
40	5.22%, 04/10/2037 Δ	43
35	5.44%, 03/10/2039 Δ	39
25	5.74%, 12/10/2049	28
50	6.06%, 07/10/2038 Δ	55
	Honda Automotive Receivables Owner Trust
75	0.77%, 01/15/2016	75
	JP Morgan Chase Commercial Mortgage Securities Corp.
10	4.17%, 08/15/2046	11
25	5.34%, 05/15/2047	28
25	5.37%, 12/15/2044 Δ	27
20	5.42%, 01/15/2049	22
40	5.43%, 12/12/2043	44
35	5.44%, 06/12/2047 Δ	39
20	5.48%, 12/12/2044 Δ	22
38	5.79%, 02/12/2051 Δ	43
30	5.81%, 06/12/2043	33
30	5.88%, 02/15/2051 Δ	34
20	5.90%, 02/12/2049 Δ	22
25	6.00%, 06/15/2049 Δ	28
100	6.06%, 04/15/2045 Δ	110
	LB-UBS Commercial Mortgage Trust
25	5.37%, 09/15/2039 Δ	27
60	5.42%, 02/15/2040	66
17	5.43%, 02/15/2040	18
25	5.86%, 07/15/2040 Δ	27
15	5.87%, 09/15/2045	17
10	6.06%, 06/15/2038 Δ	11
	Merrill Lynch/Countrywide Commercial Mortgage Trust
25	5.17%, 12/12/2049 Δ	27
25	5.38%, 08/12/2048	27
40	5.70%, 09/12/2049	45
35	6.09%, 06/12/2046 Δ	39
	Morgan Stanley Capital I
80	4.99%, 08/13/2042	84
50	5.33%, 12/15/2043	55
25	5.69%, 04/15/2049 Δ	28
25	5.81%, 12/12/2049	28
36	5.85%, 10/15/2042 Δ	38
25	6.09%, 06/11/2049 Δ	28
	Wachovia Bank Commercial Mortgage Trust
25	5.31%, 11/15/2048	28
25	5.34%, 12/15/2043	28
23	5.42%, 01/15/2045 Δ	24
25	5.47%, 12/15/2044 Δ	27
25	5.51%, 04/15/2047	27
40	5.57%, 10/15/2048	44
25	5.68%, 05/15/2046	28
25	5.92%, 06/15/2049 Δ	28
	WF-RBS Commercial Mortgage Trust
40	2.88%, 12/15/2045	38
		3,566

	Total asset & commercial mortgage backed securities
	(cost $3,566)	$3,566

6

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 9.7%
	Administrative Waste Management and Remediation - 0.0%
	Republic Services, Inc.
$95	5.00%, 03/01/2020	$104

	Arts, Entertainment and Recreation - 0.5%
	CBS Corp.
25	7.88%, 07/30/2030	30
	Comcast Corp.
50	4.65%, 07/15/2042	48
305	5.15%, 03/01/2020	345
55	7.05%, 03/15/2033	68
	DirecTV Holdings LLC
30	3.50%, 03/01/2016	31
145	5.00%, 03/01/2021	149
25	5.15%, 03/15/2042	21
	Discovery Communications, Inc.
50	4.88%, 04/01/2043	46
85	5.05%, 06/01/2020	94
	NBC Universal Media LLC
125	4.38%, 04/01/2021	135
	News America, Inc.
155	4.50%, 02/15/2021	164
86	6.40%, 12/15/2035	95
	Time Warner Cable, Inc.
255	4.00%, 09/01/2021	238
65	6.75%, 07/01/2018	73
	Time Warner, Inc.
130	4.88%, 03/15/2020	141
120	6.50%, 11/15/2036	134
	Viacom, Inc.
88	4.38%, 03/15/2043	71
	Walt Disney Co.
35	4.13%, 12/01/2041	32
50	5.63%, 09/15/2016	57
		1,972
	Beverage and Tobacco Product Manufacturing - 0.3%
	Altria Group, Inc.
200	4.75%, 05/05/2021	212
9	9.70%, 11/10/2018	12
	Anheuser-Busch InBev Worldwide, Inc.
45	3.75%, 07/15/2042	39
325	5.38%, 01/15/2020	373
	Coca-Cola Co.
90	1.65%, 03/14/2018	90
30	3.15%, 11/15/2020	31
	Diageo Capital plc
50	3.88%, 04/29/2043	43
75	5.50%, 09/30/2016	85
	Dr. Pepper Snapple Group
40	2.90%, 01/15/2016	41
	PepsiCo, Inc.
180	3.13%, 11/01/2020	183
30	5.50%, 01/15/2040	33
	Philip Morris International, Inc.
180	4.50%, 03/26/2020 - 03/20/2042	195
		1,337
	Chemical Manufacturing - 0.2%
	Dow Chemical Co.
150	4.13%, 11/15/2021	153
90	8.55%, 05/15/2019	115
	E.I. DuPont de Nemours & Co.
160	3.63%, 01/15/2021	165
20	5.60%, 12/15/2036	22
	Ecolab, Inc.
95	4.35%, 12/08/2021	100
	Potash Corp. of Saskatchewan, Inc.
35	6.50%, 05/15/2019	41
	PPG Industries, Inc.
20	3.60%, 11/15/2020	20
	Praxair, Inc.
55	2.45%, 02/15/2022	52
25	5.38%, 11/01/2016	28
		696
	Computer and Electronic Product Manufacturing - 0.3%
	Apple, Inc.
210	2.40%, 05/03/2023	190
	Cingular Wireless LLC
25	7.13%, 12/15/2031	30
	Cisco Systems, Inc.
220	4.45%, 01/15/2020	242
40	5.50%, 02/22/2016	45
	Hewlett-Packard Co.
45	4.30%, 06/01/2021	44
250	5.50%, 03/01/2018	279
	Intel Corp.
90	2.70%, 12/15/2022	84
100	3.30%, 10/01/2021	99
	Lockheed Martin Corp.
140	4.25%, 11/15/2019	152
15	4.85%, 09/15/2041	15
	Raytheon Co.
95	3.13%, 10/15/2020	96
	Texas Instruments, Inc.
25	2.38%, 05/16/2016	26
	Thermo Fisher Scientific, Inc.
155	2.25%, 08/15/2016	158
		1,460
	Construction - 0.0%
	CRH America, Inc.
125	6.00%, 09/30/2016	141

	Couriers and Messengers - 0.0%
	United Parcel Service, Inc.
110	3.13%, 01/15/2021	112

	Educational Services - 0.0%
	Princeton University
75	4.95%, 03/01/2019	86

	Electrical Equipment and Appliance Manufacturing - 0.1%
	Emerson Electric Co.
70	4.88%, 10/15/2019	80

7

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 9.7% - (continued)
	Electrical Equipment and Appliance Manufacturing - 0.1% - (continued)
	General Electric Co.
$67	4.13%, 10/09/2042	$61
40	5.25%, 12/06/2017	46
	Koninklijke Philips Electronics N.V.
58	6.88%, 03/11/2038	70
		257
	Finance and Insurance - 3.8%
	Ace INA Holdings, Inc.
65	2.70%, 03/13/2023	61
	Aetna, Inc.
105	3.95%, 09/01/2020	110
	Allstate (The) Corp.
50	5.55%, 05/09/2035	56
	American Express Co.
103	2.65%, 12/02/2022	95
	American Express Credit Corp.
195	2.75%, 09/15/2015	202
	American International Group, Inc.
270	6.40%, 12/15/2020	318
	Aon Corp.
20	5.00%, 09/30/2020	22
	Asian Development Bank
265	2.50%, 03/15/2016	277
	Bank of America Corp.
370	5.00%, 05/13/2021	397
560	5.65%, 05/01/2018	632
	Bank of Montreal
150	1.45%, 04/09/2018	147
	Bank of New York Mellon Corp.
135	2.30%, 07/28/2016	140
50	3.55%, 09/23/2021	51
	Bank of Nova Scotia
35	4.38%, 01/13/2021	38
	Barclays Bank plc
100	5.00%, 09/22/2016	110
	BB&T Corp.
80	3.20%, 03/15/2016	84
	Berkshire Hathaway Finance Corp.
40	4.50%, 02/11/2043	37
225	5.40%, 05/15/2018	260
	BlackRock, Inc.
105	5.00%, 12/10/2019	119
	BP Capital Markets plc
160	2.25%, 11/01/2016	165
135	3.25%, 05/06/2022	130
	Capital One Financial Corp.
60	4.75%, 07/15/2021	63
110	6.15%, 09/01/2016	123
	Chubb Corp.
90	5.75%, 05/15/2018	105
	Cigna Corp.
50	4.00%, 02/15/2022	51
10	5.38%, 02/15/2042	10
	Citigroup, Inc.
100	4.45%, 01/10/2017	108
525	5.38%, 08/09/2020	587
65	6.63%, 06/15/2032	70
	Credit Suisse New York
110	5.30%, 08/13/2019	124
	Deutsche Bank AG
110	3.25%, 01/11/2016	115
	European Bank for Reconstruction & Development
135	2.50%, 03/15/2016	141
	European Investment Bank
495	1.25%, 10/14/2016	500
395	2.88%, 09/15/2020	402
	Fifth Third Bancorp
35	3.63%, 01/25/2016	37
	Ford Motor Credit Co. LLC
270	6.63%, 08/15/2017	311
	General Electric Capital Corp.
455	4.38%, 09/16/2020	484
445	5.30%, 02/11/2021	484
	Goldman Sachs Group, Inc.
605	5.38%, 03/15/2020	666
104	6.25%, 02/01/2041	117
	HCP, Inc.
160	6.70%, 01/30/2018	186
	Health Care, Inc. REIT
40	3.75%, 03/15/2023	38
55	5.25%, 01/15/2022	59
	HSBC Finance Corp.
40	5.00%, 06/30/2015	43
100	6.68%, 01/15/2021	114
	HSBC Holdings plc
380	5.10%, 04/05/2021	419
	Inter-American Development Bank
145	2.25%, 07/15/2015	150
210	3.88%, 02/14/2020	232
	International Bank for Reconstruction & Development
100	2.38%, 05/26/2015	103
137	7.63%, 01/19/2023	190
	John Deere Capital Corp.
105	1.85%, 09/15/2016	107
165	2.80%, 09/18/2017	173
	JP Morgan Chase & Co.
595	4.95%, 03/25/2020	651
80	6.00%, 01/15/2018	92
240	6.30%, 04/23/2019	281
	KeyCorp
70	3.75%, 08/13/2015	73
	Kreditanstalt fuer Wiederaufbau
450	1.25%, 10/26/2015 - 02/15/2017	456
185	2.63%, 01/25/2022	183
391	4.00%, 01/27/2020	434
	Landwirtschaftliche Rentenbank
180	2.50%, 02/15/2016	188
100	3.13%, 07/15/2015	105
	Lincoln National Corp.
60	4.85%, 06/24/2021	65
	LYB Internantional Finance B.V.
100	4.00%, 07/15/2023	99

8

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 9.7% - (continued)
	Finance and Insurance - 3.8% - (continued)
	Marsh & McLennan Cos., Inc.
$35	4.80%, 07/15/2021	$38
	MetLife, Inc.
50	5.70%, 06/15/2035	56
120	7.72%, 02/15/2019	150
	Morgan Stanley
200	5.45%, 01/09/2017	220
280	5.50%, 07/28/2021	306
	National Rural Utilities Cooperative Finance Corp.
60	3.05%, 02/15/2022	59
30	5.45%, 04/10/2017	34
	Nomura Holdings, Inc.
130	4.13%, 01/19/2016	137
	Nordic Investment Bank
100	2.50%, 07/15/2015	104
	Oesterreichische Kontrollbank AG
95	4.88%, 02/16/2016	104
	PNC Funding Corp.
70	2.70%, 09/19/2016	73
150	5.13%, 02/08/2020	167
	Principal Financial Group, Inc.
70	3.30%, 09/15/2022	68
	Prudential Financial, Inc.
205	5.38%, 06/21/2020	231
25	5.80%, 11/16/2041	27
	Rabobank Nederland
155	4.50%, 01/11/2021	166
	Royal Bank of Canada
185	2.30%, 07/20/2016	191
	Royal Bank of Scotland plc
35	6.13%, 01/11/2021	39
	Simon Property Group L.P.
160	5.65%, 02/01/2020	182
	Toyota Motor Credit Corp.
40	3.20%, 06/17/2015	42
140	3.40%, 09/15/2021	141
	Travelers Cos., Inc.
140	3.90%, 11/01/2020	150
	U.S. Bancorp
110	2.45%, 07/27/2015	114
50	4.13%, 05/24/2021	53
	UBS AG Stamford CT
100	5.88%, 07/15/2016	111
	UnitedHealth Group, Inc.
105	6.88%, 02/15/2038	132
	Wellpoint, Inc.
15	4.65%, 01/15/2043	14
135	5.25%, 01/15/2016	147
	Wells Fargo & Co.
330	2.10%, 05/08/2017	337
335	4.60%, 04/01/2021	364
	Westpac Banking Corp.
110	3.00%, 12/09/2015	115
		16,462
	Food Manufacturing - 0.2%
	Archer-Daniels Midland Co.
33	4.02%, 04/16/2043	29
	ConAgra Foods, Inc.
120	7.00%, 04/15/2019	144
	General Mills, Inc.
80	5.65%, 02/15/2019	93
	Kellogg Co.
70	4.00%, 12/15/2020	74
	Kraft Foods Group, Inc.
20	5.00%, 06/04/2042	20
255	5.38%, 02/10/2020	289
47	6.88%, 02/01/2038	57
	Unilever Capital Corp.
45	5.90%, 11/15/2032	55
		761
	Food Services - 0.0%
	McDonald's Corp.
49	3.70%, 02/15/2042	43
80	5.35%, 03/01/2018	92
	Yum! Brands, Inc.
27	6.88%, 11/15/2037	31
		166
	Health Care and Social Assistance - 0.7%
	AbbVie, Inc.
265	2.90%, 11/06/2022	248
	Amgen, Inc.
195	3.88%, 11/15/2021	197
67	5.75%, 03/15/2040	70
	AstraZeneca plc
130	5.90%, 09/15/2017	151
	Baxter International, Inc.
130	2.40%, 08/15/2022	121
30	4.50%, 08/15/2019	33
	Boston Scientific Corp.
70	6.00%, 01/15/2020	80
	Bristol-Myers Squibb Co.
25	3.25%, 08/01/2042	20
20	5.45%, 05/01/2018	23
	Celgene Corp.
30	3.25%, 08/15/2022	28
	Covidien International Finance S.A.
45	3.20%, 06/15/2022	44
25	6.00%, 10/15/2017	29
	CVS Caremark Corp.
70	6.13%, 09/15/2039	80
	Eli Lilly & Co.
20	5.20%, 03/15/2017	23
	Express Scripts Holding Co.
155	4.75%, 11/15/2021	166
	Gilead Sciences, Inc.
20	4.40%, 12/01/2021	21
	GlaxoSmithKline Capital, Inc.
40	2.80%, 03/18/2023	38
180	5.65%, 05/15/2018	209
27	6.38%, 05/15/2038	34
	Johnson & Johnson
75	2.15%, 05/15/2016	78
25	5.95%, 08/15/2037	30
	McKesson Corp.
50	4.75%, 03/01/2021	55

9

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 9.7% - (continued)
	Health Care and Social Assistance - 0.7% - (continued)
	Medtronic, Inc.
$15	4.00%, 04/01/2043	$14
120	4.45%, 03/15/2020	131
	Merck & Co., Inc.
25	3.60%, 09/15/2042	21
195	3.88%, 01/15/2021	206
	Novartis Securities Investment Ltd.
75	5.13%, 02/10/2019	86
	Pfizer, Inc.
345	6.20%, 03/15/2019	416
	Quest Diagnostics, Inc.
40	4.70%, 04/01/2021	42
	Sanofi-Aventis S.A.
20	4.00%, 03/29/2021	21
	Teva Pharmaceutical Finance IV B.V.
60	3.65%, 11/10/2021	60
	Walgreen Co.
30	3.10%, 09/15/2022	28
		2,803
	Information - 0.8%
	America Movil S.A.B. de C.V.
110	5.63%, 11/15/2017	125
25	6.13%, 11/15/2037	26
	AT&T, Inc.
310	2.63%, 12/01/2022	278
59	4.35%, 06/15/2045	49
73	5.35%, 09/01/2040	71
200	5.80%, 02/15/2019	230
	British Telecommunications plc
18	9.62%, 12/15/2030 Δ	27
	Cellco Partnership - Verizon Wireless Capital LLC
90	8.50%, 11/15/2018	115
	COX Communications, Inc.
19	5.45%, 12/15/2014	20
	Deutsche Telekom International Finance B.V.
82	8.75%, 06/15/2030	114
	eBay, Inc.
25	2.60%, 07/15/2022	23
	France Telecom S.A.
80	5.38%, 07/08/2019	89
	Google, Inc.
65	2.13%, 05/19/2016	67
	Microsoft Corp.
150	1.63%, 09/25/2015	153
85	5.20%, 06/01/2039	90
	Oracle Corp.
110	5.38%, 07/15/2040	120
120	5.75%, 04/15/2018	140
	Rogers Communications, Inc.
30	4.50%, 03/15/2043	26
50	6.80%, 08/15/2018	60
	Telecom Italia Capital
105	7.00%, 06/04/2018	115
	Telefonica Emisiones SAU
120	5.46%, 02/16/2021	123
	Verizon Communications, Inc.
140	3.65%, 09/14/2018	147
150	5.15%, 09/15/2023	161
95	6.00%, 04/01/2041	100
300	6.35%, 04/01/2019	352
200	6.55%, 09/15/2043	226
	Vodafone Group plc
195	5.45%, 06/10/2019	221
20	6.15%, 02/27/2037	22
		3,290
	Machinery Manufacturing - 0.1%
	Baker Hughes, Inc.
46	5.13%, 09/15/2040	49
	Caterpillar, Inc.
25	3.80%, 08/15/2042	21
185	3.90%, 05/27/2021	194
	Deere & Co.
30	3.90%, 06/09/2042	26
	Joy Global, Inc.
10	5.13%, 10/15/2021	11
	Xerox Corp.
20	6.35%, 05/15/2018	23
		324
	Mining - 0.3%
	Barrick Gold Corp.
25	5.25%, 04/01/2042	20
110	6.95%, 04/01/2019	125
	BHP Billiton Finance USA Ltd.
15	4.13%, 02/24/2042	14
110	6.50%, 04/01/2019	131
	Freeport-McMoRan Copper & Gold, Inc.
170	3.88%, 03/15/2023 ■	157
	Newmont Mining Corp.
38	6.25%, 10/01/2039	35
	Rio Tinto Finance USA Ltd.
145	3.75%, 09/20/2021	143
170	6.50%, 07/15/2018	200
	Southern Copper Corp.
55	6.75%, 04/16/2040	54
	Teck Resources Ltd.
40	4.50%, 01/15/2021	40
30	5.40%, 02/01/2043	26
	Vale Overseas Ltd.
190	6.25%, 01/23/2017	213
90	6.88%, 11/10/2039	91
		1,249
	Miscellaneous Manufacturing - 0.2%
	3M Co.
75	1.38%, 09/29/2016	77
25	5.70%, 03/15/2037	29
	Boeing Co.
200	4.88%, 02/15/2020	227
	Honeywell International, Inc.
100	4.25%, 03/01/2021	109
	Northrop Grumman Corp.
20	5.05%, 08/01/2019	22

10

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 9.7% - (continued)
	Miscellaneous Manufacturing - 0.2% - (continued)
	United Technologies Corp.
$125	4.50%, 04/15/2020 - 06/01/2042	$130
195	6.13%, 02/01/2019	233
		827
	Motor Vehicle and Parts Manufacturing - 0.0%
	DaimlerChrysler NA Holdings Corp.
18	8.50%, 01/18/2031	26
	Ford Motor Co.
100	7.45%, 07/16/2031	122
	Johnson Controls, Inc.
40	5.00%, 03/30/2020	44
		192
	Other Services - 0.0%
	Illinois Tool Works, Inc.
15	3.90%, 09/01/2042	13

	Paper Manufacturing - 0.1%
	International Paper Co.
110	7.50%, 08/15/2021	135
	Kimberly-Clark Corp.
12	5.30%, 03/01/2041	13
90	6.13%, 08/01/2017	106
		254
	Petroleum and Coal Products Manufacturing - 0.8%
	Anadarko Petroleum Corp.
40	5.95%, 09/15/2016	45
	Apache Corp.
100	5.10%, 09/01/2040	99
	Atmos Energy Corp.
8	5.50%, 06/15/2041	9
	Canadian Natural Resources Ltd.
60	5.70%, 05/15/2017	68
15	6.50%, 02/15/2037	17
	Cenovus Energy, Inc.
15	4.45%, 09/15/2042	13
25	5.70%, 10/15/2019	29
	Chevron Corp.
35	2.36%, 12/05/2022	32
150	2.43%, 06/24/2020	148
	ConocoPhillips
128	6.50%, 02/01/2039	161
	Devon Financing Corp.
65	7.88%, 09/30/2031	84
	EnCana Corp.
25	6.50%, 02/01/2038	27
	Ensco plc
50	4.70%, 03/15/2021	53
	Hess Corp.
53	5.60%, 02/15/2041	54
	Kerr-McGee Corp.
100	6.95%, 07/01/2024	117
	Marathon Oil Corp.
15	6.60%, 10/01/2037	18
	Marathon Petroleum Corp.
15	5.13%, 03/01/2021	16
	National Oilwell Varco, Inc.
15	3.95%, 12/01/2042	13
	Nexen, Inc.
50	7.50%, 07/30/2039	61
	Noble Corp.
45	3.95%, 03/15/2022	43
	Noble Energy, Inc.
20	6.00%, 03/01/2041	23
	Occidental Petroleum Corp.
40	4.10%, 02/01/2021	42
	Pemex Project Funding Master Trust
185	5.75%, 03/01/2018	205
	Petrobras International Finance Co.
425	5.38%, 01/27/2021	427
	Petroleos Mexicanos
130	6.50%, 06/02/2041	135
	Phillips 66
85	4.30%, 04/01/2022	87
	Sempra Energy
40	6.00%, 10/15/2039	44
35	6.50%, 06/01/2016	40
	Shell International Finance B.V.
25	3.63%, 08/21/2042	22
170	4.30%, 09/22/2019	188
	Southern Natural Gas Co. LLC
60	5.90%, 04/01/2017 ■	68
	Statoilhydro ASA
160	5.25%, 04/15/2019	184
	Suncor Energy, Inc.
75	6.50%, 06/15/2038	87
	Talisman Energy, Inc.
25	7.75%, 06/01/2019	30
	Total Capital International S.A.
145	1.50%, 02/17/2017	146
	Total Capital S.A.
95	4.25%, 12/15/2021	102
	Transocean, Inc.
185	6.50%, 11/15/2020	207
	TXU Electric Delivery Co.
95	7.00%, 09/01/2022	117
	Valero Energy Corp.
100	6.13%, 02/01/2020	115
	Weatherford International Ltd.
110	5.13%, 09/15/2020	115
	Williams Partners L.P.
125	5.25%, 03/15/2020	135
		3,626
	Pipeline Transportation - 0.2%
	EL Paso Pipeling Partners Operating Co. LLC
35	4.70%, 11/01/2042	30
	Enterprise Products Operating LLC
65	4.45%, 02/15/2043	57
20	4.85%, 03/15/2044	19
140	5.20%, 09/01/2020	156
	Kinder Morgan Energy Partners L.P.
137	6.38%, 03/01/2041	148
	Oneok Partners L.P.
25	6.65%, 10/01/2036	27

11

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 9.7% - (continued)
	Pipeline Transportation - 0.2% - (continued)
	Plains All American Pipeline L.P.
$30	6.65%, 01/15/2037	$35
	TransCanada Pipelines Ltd.
105	3.80%, 10/01/2020	110
90	7.13%, 01/15/2019	110
	Transcontinental Gas Pipe Corp.
20	4.45%, 08/01/2042	18
		710
	Primary Metal Manufacturing - 0.0%
	Alcoa, Inc.
30	6.15%, 08/15/2020	31

	Professional, Scientific and Technical Services - 0.1%
	IBM Corp.
95	5.60%, 11/30/2039	107
100	5.70%, 09/14/2017	116
	Omnicom Group, Inc.
30	3.63%, 05/01/2022	29
		252
	Public Administration - 0.0%
	Waste Management, Inc.
105	4.75%, 06/30/2020	114

	Rail Transportation - 0.1%
	Burlington Northern Santa Fe Corp.
47	4.38%, 09/01/2042	42
170	4.70%, 10/01/2019	190
	Canadian National Railway Co.
40	2.85%, 12/15/2021	39
	Canadian Pacific Railway Co.
8	7.13%, 10/15/2031	10
	CSX Corp.
25	3.70%, 10/30/2020	26
105	4.25%, 06/01/2021	111
	Norfolk Southern Corp.
75	4.84%, 10/01/2041	74
	Union Pacific Corp.
34	4.82%, 02/01/2044 ■	34
		526
	Real Estate, Rental and Leasing - 0.0%
	Boston Properties L.P.
100	5.88%, 10/15/2019	115
	ERP Operating L.P.
70	5.75%, 06/15/2017	79
		194
	Retail Trade - 0.4%
	Energy Transfer Partners
50	6.50%, 02/01/2042	53
64	9.00%, 04/15/2019	81
	Federated Retail Holdings, Inc.
128	5.90%, 12/01/2016	145
	Home Depot, Inc.
285	4.40%, 04/01/2021	312
	Kroger (The) Co.
40	3.90%, 10/01/2015	42
70	6.80%, 12/15/2018	84
	Lowe's Cos., Inc.
70	6.65%, 09/15/2037	85
	Macy's Retail Holdings, Inc.
60	3.88%, 01/15/2022	59
	Target Corp.
180	3.88%, 07/15/2020	193
	Turlock Corp.
115	2.75%, 11/02/2022 ■	107
	Wal-Mart Stores, Inc.
115	3.25%, 10/25/2020	118
150	4.25%, 04/15/2021	163
118	5.63%, 04/15/2041	133
		1,575
	Soap, Cleaning Compound and Toilet Manufacturing - 0.0%
	Procter & Gamble Co.
115	4.70%, 02/15/2019	131
20	5.55%, 03/05/2037	23
		154
	Transportation Equipment Manufacturing - 0.0%
	General Dynamics Corp.
15	3.88%, 07/15/2021	16

	Utilities - 0.5%
	Alabama Power Co.
20	6.00%, 03/01/2039	24
	CenterPoint Energy Houston Electric LLC
15	3.55%, 08/01/2042	13
	CMS Energy Corp.
60	5.05%, 03/15/2022	64
	Consolidated Edison Co. of NY
20	3.95%, 03/01/2043	18
25	5.50%, 12/01/2039	28
40	6.65%, 04/01/2019	49
	Dominion Resources, Inc.
215	4.45%, 03/15/2021	230
	Duke Energy Corp.
105	5.30%, 02/15/2040	115
	Entergy Corp.
40	3.63%, 09/15/2015	41
	Exelon Generation Co. LLC
145	4.00%, 10/01/2020	145
35	6.25%, 10/01/2039	36
	Florida Power & Light Co.
105	5.69%, 03/01/2040	122
	Georgia Power Co.
100	2.85%, 05/15/2022	95
50	4.75%, 09/01/2040	49
	Hydro-Quebec
50	1.38%, 06/19/2017	50
70	8.40%, 01/15/2022	94
	Kentucky Utilities Co.
70	5.13%, 11/01/2040	75
	MidAmerican Energy Holdings Co.
145	6.13%, 04/01/2036	162
	Nevada Power Co.
25	6.75%, 07/01/2037	32
	Northern States Power Co.
55	3.40%, 08/15/2042	45

12

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 9.7% - (continued)
	Utilities - 0.5% - (continued)
	Ohio Power Co.
$155	5.38%, 10/01/2021	$174
	Pacific Gas & Electric Co.
125	6.05%, 03/01/2034	139
	Progress Energy, Inc.
190	4.40%, 01/15/2021	201
	PSEG Power LLC
25	5.13%, 04/15/2020	28
	Public Service Electric & Gas Co.
50	3.95%, 05/01/2042	45
	San Diego Gas & Electric Co.
32	4.50%, 08/15/2040	32
	South Carolina Electric & Gas Co.
10	6.05%, 01/15/2038	12
	Southern California Edison Co.
65	4.50%, 09/01/2040	64
	Xcel Energy, Inc.
65	4.70%, 05/15/2020	72
		2,254
	Wholesale Trade - 0.0%
	Georgia-Pacific LLC
40	7.75%, 11/15/2029	51

	Total corporate bonds
	(cost $42,877)	$42,009

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
	Brazil - 0.1%
	Brazil (Republic of)
$225	5.88%, 01/15/2019	$254
187	7.13%, 01/20/2037	220
		$474
	Canada - 0.3%
	British Columbia (Province of)
60	2.10%, 05/18/2016	62
105	2.65%, 09/22/2021	105
	Canada (Government of)
135	0.88%, 02/14/2017	135
	Manitoba (Province of)
60	2.10%, 09/06/2022	55
75	2.63%, 07/15/2015	78
	Nova Scotia (Province of)
35	5.13%, 01/26/2017	39
	Ontario (Province of)
345	4.40%, 04/14/2020	382
	Quebec (Province of)
140	3.50%, 07/29/2020	146
60	5.13%, 11/14/2016	68
		1,070
	Colombia - 0.1%
	Colombia (Republic of)
161	8.13%, 05/21/2024	208

	Italy - 0.0%
	Italy (Republic of)
45	5.38%, 06/15/2033	46

	Mexico - 0.1%
	United Mexican States
220	5.13%, 01/15/2020	245
192	6.05%, 01/11/2040	210
		455
	Panama - 0.0%
	Panama (Republic of)
50	6.70%, 01/26/2036	57

	Peru - 0.0%
	Peru (Republic of)
45	5.63%, 11/18/2050	47
30	7.13%, 03/30/2019	36
		83
	Philippines - 0.1%
	Philippines (Republic of)
120	4.00%, 01/15/2021	124
100	6.38%, 10/23/2034	118
		242
	Poland - 0.0%
	Poland (Republic of)
140	5.00%, 03/23/2022	151

	South Africa - 0.0%
	South Africa (Republic of)
100	6.88%, 05/27/2019	115

	Turkey - 0.1%
	Turkey (Republic of)
110	6.75%, 05/30/2040	115
150	7.25%, 03/15/2015	160
190	7.38%, 02/05/2025	215
		490
	Total foreign government obligations
	(cost $3,564)	$3,391

MUNICIPAL BONDS - 0.2%
	Airport Revenues - 0.0%
	Clark County, NV, Airport Rev,
$5	6.82%, 07/01/2045	$6
	New York & New Jersey PA,
50	4.93%, 10/01/2051	48
		54
	General Obligations - 0.1%
	California State GO,
105	7.60%, 11/01/2040	138
	California State GO, Taxable,
55	7.55%, 04/01/2039	72
	Connecticut State GO,
45	5.85%, 03/15/2032	50
	Illionis State, GO,
195	5.10%, 06/01/2033	173
	Massachusetts State GO,
15	5.46%, 12/01/2039	16
	Mississippi State GO,
25	5.25%, 11/01/2034	26
	New York, NY, GO,
15	5.85%, 06/01/2040	17

13

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 0.2% - (continued)
	General Obligations - 0.1% - (continued)
	Texas State GO,
$30	5.52%, 04/01/2039	$34
		526
	Higher Education (Univ., Dorms, etc.) - 0.0%
	New York, NY, Dormitory Auth Rev,
20	5.60%, 03/15/2040	22
	University of California, Build America Bonds Rev,
50	5.77%, 05/15/2043	55
	University of Texas,
25	4.79%, 08/15/2046	25
		102
	Miscellaneous - 0.0%
	New Jersey State Econ DA Lease Rev,
15	7.43%, 02/15/2029	18

	Transportation - 0.1%
	Bay Area, CA, Toll Auth Bridge Rev,
30	6.26%, 04/01/2049	36
	Metropolitan Transportation Auth, NY, Rev,
20	5.87%, 11/15/2039	21
25	6.55%, 11/15/2031	29
15	6.65%, 11/15/2039	17
	New Jersey State Turnpike Auth,
45	7.10%, 01/01/2041	57
	New Jersey State Turnpike Auth, Taxable,
15	7.41%, 01/01/2040	20
		180
	Utilities - Electric - 0.0%
	American Municipal Power Ohio Inc Rev,
45	6.05%, 02/15/2043	47
	Municipal Elec Auth Georgia,
40	6.64%, 04/01/2057	41
		88
	Utilities - Water and Sewer - 0.0%
	New York City, NY, Municipal Water FA,
45	5.88%, 06/15/2044	51

	Total municipal bonds
	(cost $1,103)	$1,019

U.S. GOVERNMENT AGENCIES - 12.7%
	FHLMC - 3.3%
$270	2.38%, 01/13/2022	$263
780	2.50%, 07/01/2027 - 12/01/2042	775
760	2.88%, 02/09/2015	787
2,155	3.00%, 12/01/2025 - 05/01/2043	2,139
2,389	3.50%, 04/01/2026 - 06/01/2043	2,458
680	3.75%, 03/27/2019	748
1,898	4.00%, 06/01/2024 - 02/01/2042	1,990
1,840	4.50%, 03/01/2015 - 08/01/2041	1,961
1,048	5.00%, 05/01/2023 - 08/01/2041	1,132
360	5.13%, 10/18/2016	407
370	5.25%, 04/18/2016	414
1,024	5.50%, 05/01/2036 - 08/01/2038	1,109
192	6.00%, 06/01/2036 - 10/01/2037	210
10	6.25%, 07/15/2032	13
		14,406
	FNMA - 6.4%
690	0.88%, 08/28/2017	683
830	1.25%, 01/30/2017	839
1,060	1.63%, 10/26/2015	1,086
1,855	2.50%, 03/01/2027 - 01/01/2043	1,855
330	2.63%, 11/20/2014	339
5,765	3.00%, 12/01/2025 - 04/01/2043 ☼	5,746
4,645	3.50%, 09/01/2025 - 09/01/2043 ☼	4,777
3,857	4.00%, 05/01/2020 - 09/01/2043 ☼	4,060
2,827	4.50%, 05/01/2025 - 08/01/2041	3,023
2,432	5.00%, 02/01/2022 - 01/01/2041	2,640
1,495	5.50%, 10/01/2035 - 05/01/2040	1,629
130	5.63%, 07/15/2037	158
405	6.00%, 04/01/2036 - 07/01/2037	442
101	6.50%, 06/01/2039	111
53	6.63%, 11/15/2030	71
		27,459
	GNMA - 3.0%
156	2.50%, 10/15/2027 - 01/15/2043	149
2,935	3.00%, 04/15/2027 - 07/20/2043	2,918
2,921	3.50%, 09/15/2025 - 09/20/2043 ☼	3,017
2,097	4.00%, 08/15/2026 - 09/20/2042	2,222
2,074	4.50%, 05/15/2039 - 07/20/2041	2,243
1,432	5.00%, 11/20/2035 - 12/20/2041	1,567
353	5.50%, 05/20/2038 - 08/20/2041	388
184	6.00%, 02/15/2036 - 08/20/2041	204
		12,708
	Total U.S. government agencies
	(cost $55,190)	$54,573

U.S. GOVERNMENT SECURITIES - 14.7%
Other Direct Federal Obligations - 0.3%
	FFCB - 0.0%
$165	4.88%, 12/16/2015 - 01/17/2017	$182

	FHLB - 0.3%
540	4.75%, 12/16/2016	607
470	5.00%, 11/17/2017	542
60	5.50%, 07/15/2036	71
		1,220
	Tennessee Valley Authority - 0.0%
135	6.75%, 11/01/2025	175
		1,577
U.S. Treasury Securities - 14.4%
	U.S. Treasury Bonds - 2.2%
4,586	3.13%, 11/15/2041 - 02/15/2043	4,127
305	3.75%, 08/15/2041	310
728	4.25%, 11/15/2040	807
3,320	5.38%, 02/15/2031	4,234
		9,478

14

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
U.S. GOVERNMENT SECURITIES - 14.7% - (continued)
U.S. Treasury Securities - 14.4% - (continued)
	U.S. Treasury Notes - 12.2%
$4,230	0.25%, 11/30/2014	$4,235
400	0.50%, 07/31/2017	392
8,890	0.63%, 05/31/2017 - 04/30/2018	8,688
1,185	0.88%, 11/30/2016	1,190
1,912	1.00%, 08/31/2016 ‡	1,932
20,820	1.25%, 08/31/2015	21,193
7,344	1.75%, 05/31/2016 - 05/15/2022	7,102
3,878	1.88%, 09/30/2017 Ø	4,002
345	2.13%, 08/15/2021	342
3,150	2.38%, 08/31/2014	3,215
215	3.13%, 05/15/2021	230
		52,521
		61,999
	Total U.S. government securities
	(cost $64,595)	$63,576

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 1.4%
Equity Contracts - 1.4%
	S&P 500 Option
97	Expiration: 06/06/2016, Exercise Price:
	$1,170.00 Я	$5,957

	Total put options purchased
	(cost $22,592)	$5,957

	Total long-term investments
	(cost $267,971)	$260,871

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 39.9%
Commercial Paper - 5.8%
	FHLB - 5.8%
	FHLB
$20,000	0.06%, 10/18/2013 ○		$20,000
5,000	0.07%, 12/17/2013 ○		5,000
			25,000
Other Investment Pools and Funds - 0.0%
3	JP Morgan U.S. Government Money Market Fund		3

Repurchase Agreements - 5.5%
	RBS Greenwich Capital Markets TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $6,954, collateralized by U.S. Treasury Note 3.50%, 2020, value of $7,097)
$6,954	0.04%, 09/30/2013		6,954
	Royal Bank of Canada TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $9,684, collateralized by U.S. Treasury Note 1.38%, 2018, value of $9,878)
9,684	0.03%, 09/30/2013		9,684
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $6,954, collateralized by U.S. Treasury Note 1.75%, 2022, value of $7,093)
6,954	0.04%, 09/30/2013		6,954
			23,592
U.S. Government Agencies - 16.9%
	FHLMC
$3,000	0.05%, 11/12/2013 ○		$3,000
10,000	0.06%, 12/5/2013 ○		9,999
25,000	0.09%, 10/22/2013 ○		25,000
	FNMA
10,000	0.06%, 12/16/2013 ○		10,000
20,000	0.08%, 2/26/2014 ○		19,997
5,000	0.11%, 12/4/2013 ○		5,000
			72,996
U.S. Treasury Bills - 11.7%
10,500	0.03%, 10/31/2013 □○		$10,500
40,000	0.05%, 03/06/2014 ○		39,997
			50,497
	Total short-term investments
	(cost $172,073)		$172,088

	Total investments
	(cost $440,044) ▲	100.4%	$432,959
	Other assets and liabilities	(0.4)%	(1,550)
	Total net assets	100.0%	$431,409

15

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $432,445 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$21,175
Unrealized Depreciation	(20,661)
Net Unrealized Appreciation	$514

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2013, the aggregate value of these securities was $366, which represents 0.1% of total net assets.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,606 at September 30, 2013.

Я	The broker deposited securities valued at $3,678 with the custodian to serve as collateral for the options purchased by the Fund. The collateral is maintained in a segregated account at the custodian on behalf of the Fund.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at September 30, 2013 as listed in the table below:

Futures Contracts Outstanding at September 30, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Short position contracts:
S&P 500 (E-Mini) Future	2,725	12/20/2013	$229,204	$228,123	$1,081

* The number of contracts does not omit 000's.

Cash of $235 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at September 30, 2013.

Ø	At September 30, 2013, this security, or a portion of this security, collateralized the written put options in the table below:

Written Put Options Outstanding at September 30, 2013

Description (Counterparty)	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Option (BCLY)	Equity	$910.00	06/06/2016	32,964	$878	$4,457	$3,579
S&P 500 Option (JPM)	Equity	$910.00	06/06/2016	31,850	$849	$4,300	$3,451
S&P 500 Option (BOA)	Equity	$910.00	06/06/2016	20,282	$540	$2,564	$2,024
S&P 500 Option (CSI)	Equity	$910.00	06/06/2016	3,348	$89	$509	$420
S&P 500 Option (UBS)	Equity	$910.00	06/06/2016	8,811	$234	$1,388	$1,154
					$2,590	$13,218	$10,628

* The number of contracts does not omit 000's.  Number of contracts shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

16

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CSI	Credit Suisse International
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Index Abbreviations:
S&P	Standard & Poors

Municipal Bond Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
PA	Port Authority
Rev	Revenue

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Distribution by Credit Quality

as of September 30, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	1.4%
Aa / AA	1.1
A	4.3
Baa / BBB	4.7
Ba / BB	0.0
Unrated	0.0
U.S. Government Agencies and Securities	56.0%
Non-Debt Securities and Other Short-Term Instruments	32.9
Other Assets & Liabilities	(0.4)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

17

Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

September 30, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

September 30, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$3,566	$–	$3,566	$–
Common Stocks ‡	86,482	86,482	–	–
Corporate Bonds	42,009	–	42,009	–
Exchange Traded Funds	298	298	–	–
Foreign Government Obligations	3,391	–	3,391	–
Municipal Bonds	1,019	–	1,019	–
Put Options Purchased	5,957	–	5,957	–
U.S. Government Agencies	54,573	–	54,573	–
U.S. Government Securities	63,576	–	63,576	–
Short-Term Investments	172,088	3	172,085	–
Total	$432,959	$86,783	$346,176	$–
Futures *	1,081	1,081	–	–
Written Options *	10,628	–	10,628	–
Total	$11,709	$1,081	$10,628	$–

♦	For the nine-month period ended September 30, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

18

Hartford Small Company HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.3%
	Automobiles and Components - 2.2%
683	Dana Holding Corp.	$15,596
14	Standard Motor Products, Inc.	460
299	Tenneco Automotive, Inc. ●	15,098
2	Tesla Motors, Inc. ●	297
		31,451
	Banks - 0.5%
113	EverBank Financial Corp.	1,698
56	First Merchants Corp.	968
76	Flushing Financial Corp.	1,403
25	Home Loan Servicing Solutions Ltd.	546
11	Hudson Valley Holding Corp.	215
67	Umpqua Holdings Corp.	1,092
33	Wintrust Financial Corp.	1,374
		7,296
	Capital Goods - 13.8%
38	A.O. Smith Corp.	1,726
37	AAON, Inc.	986
135	Acuity Brands, Inc.	12,406
8	AGCO Corp.	471
558	Altra Holdings, Inc.	15,004
292	Apogee Enterprises, Inc.	8,657
267	Applied Industrial Technologies, Inc.	13,744
296	Armstrong World Industries, Inc. ●	16,290
58	Astronics Corp. ●	2,889
35	AZZ, Inc.	1,454
17	Belden, Inc.	1,107
496	Briggs & Stratton Corp.	9,981
25	CAI International, Inc. ●	589
8	Carlisle Cos., Inc.	564
24	Chart Industries, Inc. ●	2,926
9	Crane Co.	546
361	DigitalGlobe, Inc. ●	11,412
14	EMCOR Group, Inc.	545
13	Esterline Technologies Corp. ●	1,048
25	Franklin Electric Co., Inc.	974
208	Generac Holdings, Inc.	8,855
63	GrafTech International Ltd. ●	533
23	H & E Equipment Services, Inc. ●	608
411	HD Supply Holdings, Inc. ●	9,032
35	Heico Corp.	2,367
17	John Bean Technologies Corp.	411
24	Lennox International, Inc.	1,835
16	Lindsay Corp.	1,275
35	Luxfer Holdings plc	559
241	Moog, Inc. Class A ●	14,151
414	Owens Corning, Inc. ●	15,721
175	Polypore International, Inc. ●	7,176
30	Sun Hydraulics Corp.	1,084
12	TAL International Group, Inc.	551
139	Teledyne Technologies, Inc. ●	11,780
14	Textainer Group Holdings Ltd.	534
39	Titan International, Inc.	569
32	Trimas Corp. ●	1,189
163	WESCO International, Inc. ●	12,483
		194,032
	Commercial and Professional Services - 3.4%
47	Deluxe Corp.	1,951
31	Exponent, Inc.	2,208
56	GP Strategies Corp. ●	1,472
316	On Assignment, Inc. ●	10,431
202	Performant Financial Corp. ●	2,210
38	RPX Corp. ●	673
493	TrueBlue, Inc. ●	11,837
327	Wageworks, Inc. ●	16,474
		47,256
	Consumer Durables and Apparel - 4.3%
30	Arctic Cat, Inc.	1,719
89	Fifth & Pacific Cos., Inc. ●	2,232
167	iRobot Corp. ●	6,308
192	Leapfrog Enterprises, Inc. ●	1,806
2,598	Samsonite International S.A.	7,265
368	Skechers USA, Inc. Class A ●	11,454
855	Standard-Pacific Corp. ●	6,760
197	Steven Madden Ltd. ●	10,615
519	Taylor Morrison Home Corp. ●	11,759
		59,918
	Consumer Services - 3.3%
641	Bloomin' Brands, Inc. ●	15,133
46	Brinker International, Inc.	1,856
104	Buffalo Wild Wings, Inc. ●	11,541
79	Del Frisco's Restaurant Group, Inc. ●	1,598
114	Ignite Restaurant Group, Inc. ●	1,769
195	Life Time Fitness, Inc. ●	10,016
42	Marriott Vacations Worldwide Corp. ●	1,848
43	Sotheby's Holdings	2,102
10	Steiner Leisure Ltd. ●	561
		46,424
	Diversified Financials - 2.1%
75	DFC Global Corp. ●	824
48	Fifth Street Finance Corp.	489
222	Financial Engines, Inc.	13,173
30	HFF, Inc.	759
1	Marlin Business Services Corp.	35
19	Portfolio Recovery Associates, Inc. ●	1,158
17	Regional Management Corp. ●	528
36	Virtus Investment Partners, Inc. ●	5,920
21	Walter Investment Management Corp. ●	843
524	Wisdomtree Investment, Inc. ●	6,083
		29,812
	Energy - 5.2%
318	BPZ Resources, Inc. ●	621
26	C&J Energy Services, Inc. ●	516
198	Diamondback Energy, Inc. ●	8,456
66	Energy XXI (Bermuda) Ltd.	1,980
50	EPL Oil & Gas, Inc. ●	1,853
26	Gulfport Energy Corp. ●	1,643
101	Jones Energy, Inc. ●	1,657
107	Karoon Gas Australia Ltd. ●	513
72	Kodiak Oil & Gas Corp. ●	872
703	Painted Pony Petroleum Ltd. ●	5,518
48	PBF Energy, Inc.	1,075
131	PDC Energy, Inc. ●	7,777
480	Rex Energy Corp. ●	10,699
218	Rosetta Resources, Inc. ●	11,892
151	SemGroup Corp.	8,639
51	Synergy Resources Corp. ●	495
615	Trican Well Service Ltd.	8,370
		72,576

1

Hartford Small Company HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.3% - (continued)
	Food and Staples Retailing - 1.1%
182	Casey's General Stores, Inc.	$13,353
43	Natural Grocers by Vitamin Cottage, Inc. ●	1,688
		15,041
	Food, Beverage and Tobacco - 1.0%
79	Darling International, Inc. ●	1,662
621	WhiteWave Foods Co. Class A ●	12,409
		14,071
	Health Care Equipment and Services - 6.2%
230	Acadia Healthcare Co., Inc. ●	9,087
13	AmSurg Corp. ●	496
5	Atrion Corp.	1,186
9	ConMed Corp.	289
40	Corvel Corp. ●	1,465
27	Cyberonics, Inc. ●	1,356
458	Dexcom, Inc. ●	12,932
16	Ensign Group, Inc.	662
319	Envision Healthcare Holdings ●	8,304
125	Globus Medical, Inc. ●	2,186
17	Greatbatch, Inc. ●	579
71	HealthSouth Corp.	2,464
113	Heartware International, Inc. ●	8,271
36	ICU Medical, Inc. ●	2,466
269	Insulet Corp. ●	9,739
5	MEDNAX, Inc. ●	512
42	Natus Medical, Inc. ●	588
26	Orthofix International N.V. ●	534
34	Photomedex, Inc. ●	539
236	Team Health Holdings ●	8,972
53	U.S. Physical Therapy, Inc.	1,655
90	Vascular Solutions, Inc. ●	1,517
169	Wellcare Health Plans, Inc. ●	11,797
		87,596
	Household and Personal Products - 1.5%
206	Elizabeth Arden, Inc. ●	7,623
56	Prestige Brands Holdings, Inc. ●	1,688
174	Spectrum Brands Holdings, Inc.	11,471
		20,782
	Insurance - 0.2%
37	Amerisafe, Inc.	1,316
10	Partnership Assurance Group ●	65
31	Protective Life Corp.	1,333
		2,714
	Materials - 3.5%
13	Advanced Emissions Solutions, Inc. ●	568
206	Graphic Packaging Holding Co. ●	1,763
981	Headwaters, Inc. ●	8,821
14	Innospec, Inc.	630
473	KapStone Paper & Packaging Corp.	20,258
18	LSB Industries, Inc. ●	604
171	Methanex Corp. ADR	8,742
24	Myers Industries, Inc.	487
78	New Gold, Inc. ●	464
52	Olin Corp.	1,207
110	Omnova Solutions, Inc. ●	942
77	PolyOne Corp.	2,374
571	Romarco Minerals, Inc. ●	216
35	Silgan Holdings, Inc.	1,643
		48,719
	Media - 2.5%
402	Imax Corp. ●	12,168
356	Pandora Media, Inc. ●	8,934
182	Shutterstock, Inc. ●	13,229
48	Tremor Video, Inc. ●	445
		34,776
	Pharmaceuticals, Biotechnology and Life Sciences - 9.9%
—	Acceleron Pharma, Inc ●	7
40	Acorda Therapeutics, Inc. ●	1,384
39	Agios Pharmaceuticals, Inc. ●	1,083
165	Algeta ASA ●	6,349
68	Alkermes plc ●	2,289
62	Alnylam Pharmaceuticals, Inc. ●	3,974
94	Arena Pharmaceuticals, Inc. ●	494
91	Bruker Corp. ●	1,880
133	Cadence Pharmaceuticals, Inc. ●	840
150	Covance, Inc. ●	13,009
196	Cubist Pharmaceuticals, Inc. ●	12,456
1,134	Exelixis, Inc. ●	6,598
1	Foundation Medicine Inc ●	44
179	Hyperion Therapeutics, Inc. ●	4,682
426	Immunogen, Inc. ●	7,251
158	Incyte Corp. ●	6,015
45	Infinity Pharmaceuticals, Inc. ●	791
504	Ironwood Pharmaceuticals, Inc. ●	5,968
314	Medicines Co. ●	10,518
532	NPS Pharmaceuticals, Inc. ●	16,937
—	Ophthotech Corp. ●	12
127	Pacira Pharmaceuticals, Inc. ●	6,130
46	PAREXEL International Corp. ●	2,287
22	Puma Biotechnology, Inc. ●	1,190
189	Salix Pharmaceuticals Ltd. ●	12,634
209	Seattle Genetics, Inc. ●	9,166
125	Tesaro, Inc. ●	4,842
5	Xenoport, Inc. ●	28
		138,858
	Real Estate - 0.7%
55	Altisource Residential Corp.	1,263
72	Arbor Realty Trust	491
56	Armada Hoffler Properties, Inc.	551
41	Colonial Properties Trust REIT	920
39	Coresite Realty Corp. REIT	1,310
107	Glimcher Realty Trust REIT	1,040
37	Medical Properties Trust, Inc. REIT	448
18	Pebblebrook Hotel Trust REIT	519
59	Ramco-Gershenson Properties Trust REIT	905
56	Summit Hotel Properties, Inc. REIT	513
114	Sunstone Hotel Investors, Inc. REIT	1,455
27	Whitestone REIT	392
		9,807
	Retailing - 6.1%
5,016	Allstar Co. ⌂†	8,612
21	Cato Corp.	597
34	Core-Mark Holding Co., Inc.	2,256
341	Debenhams plc	564
148	DSW, Inc.	12,587
27	Finish Line (The), Inc. ‡	659
196	Five Below, Inc. ●	8,584
15	Foot Locker, Inc.	519
37	Forgame Holdings Ltd ●☼	243
238	Francescas Holding Corp. ●	4,437
23	Group 1 Automotive, Inc.	1,812
233	HomeAway, Inc. ●	6,535
254	HSN, Inc.	13,630

2

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.3% - (continued)
	Retailing - 6.1% - (continued)
60	Lumber Liquidators Holdings, Inc. ●	$6,351
47	Mattress Firm Holding Corp. ●	1,490
701	Pier 1 Imports, Inc.	13,685
232	Tuesday Morning Corp. ●	3,550
		86,111
	Semiconductors and Semiconductor Equipment - 2.0%
131	GT Advanced Technologies, Inc. ●	1,117
44	Inphi Corp. ●	592
2,021	Lattice Semiconductor Corp. ●	9,014
151	Mindspeed Technologies, Inc. ●	460
65	Nanometrics, Inc. ●	1,050
1,115	SunEdison, Inc. ●	8,888
251	Ultratech Stepper, Inc. ●	7,610
		28,731
	Software and Services - 23.9%
74	Actuate Corp. ●	540
254	Acxiom Corp. ●	7,222
626	Angie's List, Inc. ●	14,077
62	Aspen Technology, Inc. ●	2,151
627	Bankrate, Inc. ●	12,898
49	Blackhawk Network Holdings, Inc. ●	1,177
1,176	Cadence Design Systems, Inc. ●	15,881
63	Carbonite, Inc. ●	945
40	Cass Information Systems, Inc.	2,129
12	Commvault Systems, Inc. ●	1,073
102	Concur Technologies, Inc. ●	11,298
261	Constant Contact, Inc. ●	6,174
130	Cornerstone OnDemand, Inc. ●	6,683
89	CoStar Group, Inc. ●	15,005
20	CSG Systems International, Inc.	488
7	Cvent, Inc ●	229
276	DealerTrack Technologies, Inc. ●	11,834
103	Demandware, Inc. ●	4,790
27	Exlservice Holdings, Inc. ●	773
44	Fair Isaac, Inc.	2,438
483	Fleetmatics Group Ltd. ●	18,152
371	Heartland Payment Systems, Inc.	14,738
129	Higher One Holdings, Inc. ●	993
279	IAC/InterActiveCorp.	15,247
109	Imperva, Inc. ●	4,600
72	j2 Global, Inc.	3,544
91	LivePerson, Inc. ●	855
25	Manhattan Associates, Inc. ●	2,427
150	Marketo, Inc. ●	4,768
188	MAXIMUS, Inc.	8,453
147	Mitek Systems, Inc. ●	763
73	Model N, Inc. ●	719
54	Netscout Systems, Inc. ●	1,375
29	Nuance Communications, Inc. ●	544
80	Opentable, Inc. ●	5,576
408	PTC, Inc. ●	11,590
54	QLIK Technologies, Inc. ●	1,864
145	Sapient Corp. ●	2,262
160	ServiceNow, Inc. ●	8,332
600	ServiceSource International LLC ●	7,248
20	Silver Spring Networks, Inc. ●	351
17	Solera Holdings, Inc.	899
89	Splunk, Inc. ●	5,353
185	Stamps.com, Inc. ●	8,488
305	Trulia, Inc. ●	14,367
106	Tyler Corp. ●	9,273
317	Verint Systems, Inc. ●	11,760
256	Virtusa Corp. ●	7,428
721	Web.com Group, Inc. ●	23,332
151	WEX, Inc. ●	13,279
497	WNS Holdings Ltd. ADR ●	10,557
		336,942
	Technology - 0.0%
49	Allot Communications Ltd. ●	623

	Technology Hardware and Equipment - 2.0%
37	Arris Group, Inc. ●	632
51	CDW Corp. of Delaware ●	1,160
10	Coherent, Inc.	638
60	Emulex Corp. ●	462
89	Extreme Networks, Inc. ●	465
26	FEI Co.	2,301
124	Mitel Networks Corp. ●	740
151	Mobileye N.V. ⌂†	4,746
21	Netgear, Inc. ●	657
59	Oplink Communications, Inc. ●	1,106
124	ParkerVision, Inc. ●	417
54	Plantronics, Inc.	2,466
55	Polycom, Inc. ●	596
162	Rogers Corp. ●	9,630
70	Ubiquiti Networks, Inc.	2,348
		28,364
	Transportation - 3.7%
363	Avis Budget Group, Inc. ●	10,471
53	Celadon Group, Inc.	987
282	Con-way, Inc.	12,170
56	Marten Transport Ltd.	957
258	Old Dominion Freight Line, Inc. ●	11,884
386	Spirit Airlines, Inc. ●	13,221
1,069	Telogis, Inc. Private Placement ⌂●†	1,907
		51,597
	Utilities - 0.2%
10	ALLETE, Inc.	488
19	Pattern Energy Group, Inc. ●	449
37	UNS Energy Corp.	1,704
12	Westar Energy, Inc.	368
		3,009
	Total common stocks
	(cost $1,096,634)	$1,396,506

PREFERRED STOCKS - 0.2%
	Transportation - 0.2%
1,456	Telogis, Inc. ⌂●†	$2,885

	Total preferred stocks
	(cost $3,205)	$2,885

	Total long-term investments
	(cost $1,099,839)	$1,399,391

3

Hartford Small Company HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.0%
Repurchase Agreements - 0.0%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $10, collateralized by FFCB 3.76%, 2024, FHLMC 4.13%, 2029, value of $10)
$10	0.08%, 09/30/2013		$10
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $49, collateralized by FHLMC
2.50% - 5.50%, 2030 - 2043, FNMA 3.00%
- 6.00%, 2022 - 2043, GNMA 2.50% -
3.00%, 2042 - 2043, U.S. Treasury Note
	0.88, 2018, value of $50)
49	0.05%, 09/30/2013		49
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $24, collateralized by FHLMC
3.50% - 4.50%, 2021 - 2033, FNMA 2.00%
- 4.00%, 2020 - 2043, GNMA 2.50% -
3.00%, 2043, U.S. Treasury Note 2.38%,
	2014, value of $25)
24	0.08%, 09/30/2013		24
Barclays Capital TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $44, collateralized by U.S.
Treasury Bill 0.04% - 0.08%, 2014, U.S.
Treasury Bond 5.38% - 8.50%, 2020 -
2031, U.S. Treasury Note 2.00% - 3.13%,
	2014 - 2021, value of $45)
44	0.06%, 09/30/2013		44
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
10/01/2013 in the amount of $133,
collateralized by U.S. Treasury Bill 0.03%
- 0.12%, 2013 - 2014, U.S. Treasury Bond
6.25% - 8.75%, 2017 - 2023, U.S. Treasury
Note 0.13% - 4.63%, 2013 - 2019,  value of
	$135)
133	0.05%, 09/30/2013		133
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $1, collateralized by FNMA 4.00% - 5.50%, 2025 - 2042, value of $1)
1	0.10%, 09/30/2013		1
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $101, collateralized by U.S.
Treasury Bond 3.75% - 8.75%, 2017 -
2041, U.S. Treasury Note 0.25% - 3.75%,
	2014 - 2019, value of $103)
101	0.04%, 09/30/2013		101
	TD Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $63, collateralized by FNMA 2.50% - 4.00%, 2027 - 2042, GNMA 2.50%, 2043, value of $64)
63	0.08%, 09/30/2013		63
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2013 in the amount of $1, collateralized by U.S. Treasury Note 0.88%, 2018, value of $1)
$—	0.04%, 09/30/2013		$—
			425
	Total short-term investments
	(cost $425)		$425
	Total investments
	(cost $1,100,264) ▲	99.5%	$1,399,816
	Other assets and liabilities	0.5%	6,903
	Total net assets	100.0%	$1,406,719

4

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $1,107,910 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$323,252
Unrealized Depreciation	(31,346)
Net Unrealized Appreciation	$291,906

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At September 30, 2013, the aggregate value of these securities was $18,150, which represents 1.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	5,016	Allstar Co.	$2,964
08/2013	151	Mobileye N.V.	5,273
09/2013	1,456	Telogis, Inc. Preferred	3,206
09/2013	1,069	Telogis, Inc. Private Placement	2,119

At September 30, 2013, the aggregate value of these securities was $18,150, which represents 1.3% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $246 at September 30, 2013.

Foreign Currency Contracts Outstanding at September 30, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
HKD	Buy	10/03/2013	CBK	$246	$246	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

5

Hartford Small Company HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA

Currency Abbreviations:
HKD	Hong Kong Dollar

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary

September 30, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,396,506	$1,366,307	$14,691	$15,508
Preferred Stocks	2,885	–	–	2,885
Short-Term Investments	425	–	425	–
Total	$1,399,816	$1,366,307	$15,116	$18,393
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the nine-month period ended September 30, 2013, investments valued at $1,076 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2013
Assets:
Common Stocks	$7,074	$—	$796	*	$—	$7,638	$—	$—	$—	$15,508
Preferred Stocks	—	—	(320	)†	—	3,205	—	—	—	2,885
Total	$7,074	$—	$476		$—	$10,843	$—	$—	$—	$18,393

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2013 was $796.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2013 was $(320).

6

Hartford Stock HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9%
	Banks - 3.4%
430	PNC Financial Services Group, Inc.	$31,141
738	Wells Fargo & Co.	30,474
		61,615
	Capital Goods - 10.4%
304	Emerson Electric Co.	19,683
388	General Dynamics Corp.	34,000
339	Honeywell International, Inc.	28,171
316	Lockheed Martin Corp.	40,319
243	Northrop Grumman Corp.	23,156
370	United Technologies Corp.	39,845
		185,174
	Consumer Durables and Apparel - 3.6%
733	Mattel, Inc.	30,676
455	NIKE, Inc. Class B	33,028
		63,704
	Consumer Services - 3.0%
558	McDonald's Corp.	53,685

	Diversified Financials - 1.7%
113	BlackRock, Inc.	30,670

	Energy - 7.8%
1,539	BG Group plc	29,373
289	Chevron Corp.	35,060
710	Enbridge, Inc.	29,646
305	Exxon Mobil Corp.	26,236
197	Occidental Petroleum Corp.	18,413
		138,728
	Food and Staples Retailing - 4.4%
539	CVS Caremark Corp. ●	30,581
654	Wal-Mart Stores, Inc.	48,342
		78,923
	Food, Beverage and Tobacco - 5.2%
331	Anheuser-Busch InBev N.V.	32,786
801	Coca-Cola Co.	30,324
966	Diageo Capital plc	30,697
		93,807
	Health Care Equipment and Services - 6.9%
810	Cardinal Health, Inc.	42,226
755	Medtronic, Inc.	40,213
575	UnitedHealth Group, Inc.	41,150
		123,589
	Household and Personal Products - 3.4%
447	Colgate-Palmolive Co.	26,505
454	Procter & Gamble Co.	34,307
		60,812
	Insurance - 4.0%
379	ACE Ltd.	35,504
201	Chubb Corp.	17,985
407	Marsh & McLennan Cos., Inc.	17,746
		71,235
	Materials - 4.3%
323	Ecolab, Inc.	31,863
370	Praxair, Inc.	44,468
		76,331
	Media - 3.4%
553	Omnicom Group, Inc. ●	35,057
387	Walt Disney Co.	24,970
		60,027
	Pharmaceuticals, Biotechnology and Life Sciences - 12.1%
270	Amgen, Inc.	30,221
502	Johnson & Johnson	43,556
939	Merck & Co., Inc.	44,683
937	Pfizer, Inc.	26,890
163	Roche Holding AG	43,911
717	Teva Pharmaceutical Industries Ltd. ADR	27,078
		216,339
	Real Estate - 1.2%
138	Public Storage REIT	22,078

	Retailing - 7.0%
9,440	Allstar Co. ⌂†	16,207
10,986	Buck Holdings L.P. ⌂†	768
750	Lowe's Co., Inc.	35,700
698	Target Corp.	44,660
478	TJX Cos., Inc.	26,935
		124,270
	Software and Services - 11.1%
350	Accenture plc	25,748
545	Automatic Data Processing, Inc.	39,436
261	IBM Corp.	48,301
1,516	Microsoft Corp.	50,489
1,059	Oracle Corp.	35,115
		199,089
	Transportation - 3.7%
290	C.H. Robinson Worldwide, Inc.	17,289
541	United Parcel Service, Inc. Class B	49,466
		66,755
	Utilities - 1.3%
363	Dominion Resources, Inc.	22,703

	Total common stocks
	(cost $1,461,638)	$1,749,534

	Total long-term investments
	(cost $1,461,638)	$1,749,534

SHORT-TERM INVESTMENTS - 2.0%
Repurchase Agreements - 2.0%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $823, collateralized by FFCB 3.76%, 2024, FHLMC 4.13%, 2029, value of $839)
$823	0.08%, 09/30/2013	$823
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $4,120, collateralized by
FHLMC 2.50% - 5.50%, 2030 - 2043,
FNMA 3.00% - 6.00%, 2022 - 2043,
GNMA 2.50% - 3.00%, 2042 - 2043, U.S.
	Treasury Note 0.88, 2018, value of $4,203)
4,120	0.05%, 09/30/2013	4,120

1

Hartford Stock HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.0% - (continued)
Repurchase Agreements - 2.0% - (continued)
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $2,023, collateralized by
FHLMC 3.50% - 4.50%, 2021 - 2033,
FNMA 2.00% - 4.00%, 2020 - 2043,
GNMA 2.50% - 3.00%, 2043, U.S.
Treasury Note 2.38%, 2014, value of
	$2,064)
$2,023	0.08%, 09/30/2013		$2,023
Barclays Capital TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $3,680, collateralized by U.S.
Treasury Bill 0.04% - 0.08%, 2014, U.S.
Treasury Bond 5.38% - 8.50%, 2020 -
2031, U.S. Treasury Note 2.00% - 3.13%,
	2014 - 2021, value of $3,753)
3,680	0.06%, 09/30/2013		3,680
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
10/01/2013 in the amount of $11,078,
collateralized by U.S. Treasury Bill 0.03%
- 0.12%, 2013 - 2014, U.S. Treasury Bond
6.25% - 8.75%, 2017 - 2023, U.S. Treasury
Note 0.13% - 4.63%, 2013 - 2019,  value
	of $11,299)
11,078	0.05%, 09/30/2013		11,078
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $65, collateralized by FNMA 4.00% - 5.50%, 2025 - 2042, value of $67)
65	0.10%, 09/30/2013		65
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $8,405, collateralized by U.S.
Treasury Bond 3.75% - 8.75%, 2017 -
2041, U.S. Treasury Note 0.25% - 3.75%,
	2014 - 2019, value of $8,573)
8,405	0.04%, 09/30/2013		8,405
	TD Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $5,254, collateralized by FNMA 2.50% - 4.00%, 2027 - 2042, GNMA 2.50%, 2043, value of $5,367)
5,254	0.08%, 09/30/2013		5,254
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2013 in the amount of $47, collateralized by U.S. Treasury Note 0.88%, 2018, value of $48)
47	0.04%, 09/30/2013		47
			35,495
	Total short-term investments
	(cost $35,495)		$35,495

	Total investments
	(cost $1,497,133) ▲	99.9%	$1,785,029
	Other assets and liabilities	0.1%	1,152
	Total net assets	100.0%	$1,786,181

2

Hartford Stock HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $1,503,119 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$299,835
Unrealized Depreciation	(17,925)
Net Unrealized Appreciation	$281,910

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At September 30, 2013, the aggregate value of these securities was $16,975, which represents 1.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	9,440	Allstar Co.	$5,578
06/2007	10,986	Buck Holdings L.P.	171

At September 30, 2013, the aggregate value of these securities was $16,975, which represents 1.0% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

3

Hartford Stock HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

September 30, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,749,534	$1,595,792	$136,767	$16,975
Short-Term Investments	35,495	–	35,495	–
Total	$1,785,029	$1,595,792	$172,262	$16,975

♦	For the nine-month period ended September 30, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2013
Assets:
Common Stocks	$21,169	$7,580	$(2,413	)*	$—	$—	$(9,361)	$—	$—	$16,975
Total	$21,169	$7,580	$(2,413)		$—	$—	$(9,361)	$—	$—	$16,975

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2013 was $(2,413).

4

Hartford Total Return Bond HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 15.0%
Finance and Insurance - 15.0%
	Captive Auto Finance - 1.5%
	Ally Automotive Receivables Trust
$5,675	3.38%, 09/15/2017 ■	$5,790
5,650	3.61%, 08/15/2016 ■	5,704
	CPS Automotive Trust
2,635	1.82%, 12/16/2019 ■	2,649
	Credit Acceptance Automotive Loan Trust
5,325	1.21%, 10/15/2020 ■	5,324
1,860	2.21%, 09/15/2020 ■	1,869
5,115	3.12%, 03/16/2020 ■	5,134
	Ford Credit Automotive Owner Trust
4,600	2.54%, 02/15/2016	4,691
3,680	3.21%, 07/15/2017	3,809
1,730	5.53%, 05/15/2016 ■	1,764
	Harley-Davidson Motorcycle Trust
4,180	2.12%, 08/15/2017	4,205
	Hyundai Automotive Receivables Trust
6,710	2.27%, 02/15/2017	6,847
	Prestige Automotive Receivables Trust
3,855	2.49%, 04/16/2018 ■	3,882
	Santander Drive Automotive Receivables Trust
5,125	3.89%, 07/17/2017	5,231
	SNAAC Automotive Receivables Trust
674	1.78%, 06/15/2016 ■	676
		57,575
	Captive Retail Finance - 0.1%
	CNH Equipment Trust
3,075	2.97%, 05/15/2017	3,193

	Real Estate Credit (Mortgage Banking) - 13.0%
	American Home Mortgage Assets Trust
2,547	1.10%, 10/25/2046 Δ	1,799
	Asset Backed Funding Certificates
4,706	0.40%, 01/25/2037 Δ	2,612
	Banc of America Commercial Mortgage, Inc.
6,070	5.36%, 09/10/2047 Δ	6,496
11,725	5.44%, 11/10/2042 Δ	12,260
2,780	5.63%, 07/10/2046 Δ	3,048
	Banc of America Funding Corp.
7,262	0.48%, 05/20/2047 Δ	5,978
9,607	5.77%, 05/25/2037	8,249
426	5.85%, 01/25/2037	320
	BB-UBS Trust
2,790	3.43%, 11/05/2036 ■	2,613
	BCAP LLC Trust
1,504	0.35%, 01/25/2037 Δ	1,053
3,902	0.36%, 03/25/2037 Δ	3,128
	Bear Stearns Adjustable Rate Mortgage Trust
6,204	2.32%, 08/25/2035 ‡Δ	6,230
9,404	2.47%, 10/25/2035 ‡Δ	9,044
	Bear Stearns Alt-A Trust
838	0.56%, 05/25/2036 Δ	516
	Bear Stearns Commercial Mortgage Securities, Inc.
7,015	5.29%, 10/12/2042 Δ	7,505
2,010	5.47%, 01/12/2045	2,244
3,600	5.54%, 10/12/2041 ‡	3,964
	Cal Funding II Ltd.
1,858	3.47%, 10/25/2027 ■	1,844
	Citigroup Commercial Mortgage Trust
3,480	3.09%, 03/10/2023 Δ	3,319
2,160	4.25%, 09/10/2046 ■†	1,495
1,430	5.11%, 09/10/2046	1,395
3,480	6.34%, 12/10/2049 Δ	3,966
	Citigroup/Deutsche Bank Commercial Mortgage Trust
7,950	5.32%, 12/11/2049 ‡	8,788
2,300	5.48%, 01/15/2046 Δ	2,474
	Commercial Mortgage Loan Trust
8,350	6.21%, 12/10/2049 Δ	9,401
	Commercial Mortgage Pass-Through Certificates
27,506	2.67%, 07/10/2046 ■►	1,819
640	2.82%, 11/15/2045	604
650	2.85%, 10/15/2045	614
3,555	4.02%, 07/10/2045	3,637
1,920	4.40%, 07/10/2045 ■	1,592
4,190	4.48%, 12/10/2045 ■Δ	2,971
8,135	5.95%, 06/10/2046 Δ	8,903
	Commercial Mortgage Trust
2,575	3.42%, 03/10/2031 ■	2,477
2,540	4.75%, 11/15/2045 ■	1,951
	Community or Commercial Mortgage Trust
2,065	2.77%, 12/10/2045	1,935
860	3.10%, 03/10/2046	819
4,610	3.21%, 04/10/2023	4,439
685	4.35%, 08/10/2030 ■	709
2,405	4.38%, 07/10/2045	2,507
	Consumer Portfolio Services, Inc.
507	5.01%, 06/17/2019 ■	529
	Countrywide Alternative Loan Trust
3,736	0.50%, 11/25/2035 Δ	2,689
	Countrywide Home Loans, Inc.
1,201	2.97%, 04/20/2036 Δ	819
7,011	3.03%, 09/25/2047 Δ	5,739
4,178	5.10%, 11/20/2035 Δ	3,516
	Credit Suisse Mortgage Capital Certificates
6,911	5.47%, 09/15/2039	7,548
	CS First Boston Mortgage Securities Corp.
2,364	4.83%, 04/15/2037	2,466
5,133	5.50%, 06/25/2035	4,898
	CW Capital Cobalt Ltd.
7,951	5.22%, 08/15/2048	8,625
	DBUBS Mortgage Trust
26,277	1.03%, 01/01/2021 ■►	1,063
	Fieldstone Mortgage Investment Corp.
3,845	0.45%, 05/25/2036 Δ	2,131
3,159	0.52%, 04/25/2047 Δ	1,891

1

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 15.0% - (continued)
Finance and Insurance - 15.0% - (continued)
	Real Estate Credit (Mortgage Banking) - 13.0% - (continued)
	First Franklin Mortgage Loan Trust
$14,867	0.42%, 04/25/2036 Δ	$8,404
	First Horizon Alternative Mortgage Securities
27,089	2.24%, 09/25/2035 - 04/25/2036 Δ	22,710
	FREMF Mortgage Trust
3,130	3.60%, 05/25/2046 ■	2,744
1,495	3.74%, 07/25/2046 ■Δ	1,180
850	4.18%, 05/25/2045 ■	804
	Fremont Home Loan Trust
1,886	0.33%, 10/25/2036 Δ	897
	GE Business Loan Trust
5,511	1.18%, 05/15/2034 ■Δ	3,909
	GMAC Commercial Mortgage Securities, Inc.
905	5.24%, 11/10/2045 Δ	958
	GMAC Mortgage Corp. Loan Trust
5,899	3.47%, 09/19/2035 Δ	5,488
95	3.91%, 04/19/2036 Δ	80
	Goldman Sachs Mortgage Securities Corp. II
805	3.38%, 05/10/2045	805
	Goldman Sachs Mortgage Securities Trust
3,585	2.77%, 11/10/2045	3,363
3,325	2.95%, 11/05/2034 ■	3,101
3,180	5.02%, 11/10/2045 ■Δ	2,774
	Greenwich Capital Commercial Funding Corp.
4,425	5.74%, 12/10/2049	4,970
4,549	6.06%, 07/10/2038 Δ	5,002
	GSAA Home Equity Trust
4,191	0.21%, 03/25/2047 Δ	2,430
16,204	0.26%, 02/25/2037 Δ	7,774
3,190	0.27%, 12/25/2036 Δ	1,566
11,898	0.28%, 03/25/2037 Δ	5,821
2,570	0.34%, 07/25/2036 Δ	1,222
1,596	0.41%, 04/25/2047 Δ	907
4,518	5.98%, 06/25/2036	2,481
	GSAMP Trust
16,695	0.27%, 01/25/2037 Δ	8,441
2,478	0.28%, 12/25/2046 Δ	1,256
1,830	0.38%, 11/25/2036 Δ	947
	GSR Mortgage Loan Trust
11,449	2.80%, 01/25/2036 Δ	10,024
	Harborview Mortgage Loan Trust
5,686	0.37%, 01/19/2038 Δ	4,491
8,581	0.40%, 05/19/2047 Δ	3,879
4,625	0.51%, 09/19/2035 Δ	3,423
	Impac Secured Assets Trust
2,546	0.38%, 11/25/2036 Δ	1,471
	IndyMac Index Mortgage Loan Trust
4,494	0.46%, 07/25/2035 Δ	3,579
742	0.47%, 01/25/2036 Δ	460
3,136	0.49%, 10/25/2036 Δ	2,428
9,833	0.58%, 07/25/2046 Δ	3,945
2,986	2.46%, 01/25/2036 Δ	2,705
1,820	2.49%, 08/25/2035 Δ	1,370
11,319	2.62%, 03/25/2036 Δ	7,835
73	2.88%, 12/25/2036 Δ	61
	JP Morgan Chase Commercial Mortgage Securities Corp.
2,070	2.75%, 10/15/2045 ■	1,330
575	2.83%, 10/15/2045	543
2,675	3.91%, 05/05/2030 ■Δ	2,685
700	4.83%, 10/15/2045 ■Δ	602
80	4.92%, 10/15/2042	84
4,594	5.34%, 08/12/2037	4,804
9,995	5.37%, 12/15/2044 Δ	10,712
6,876	5.42%, 01/12/2043 Δ	7,361
1,890	5.49%, 08/15/2046 ■Δ	1,783
1,057	5.90%, 02/12/2049 Δ	1,182
	JP Morgan Mortgage Trust
3,872	2.74%, 09/25/2035 Δ	3,659
5,107	2.79%, 05/25/2036 Δ	4,498
803	2.82%, 04/25/2037 Δ	662
	LB-UBS Commercial Mortgage Trust
8,695	4.95%, 09/15/2030	9,182
6,275	5.20%, 11/15/2030 Δ	6,678
4,401	5.43%, 02/15/2040	4,842
800	6.06%, 06/15/2038 Δ	880
4,200	6.32%, 04/15/2041 Δ	4,856
	Lehman Brothers Small Balance Commercial
1,307	5.52%, 09/25/2030 ■Δ	1,273
	Lehman XS Trust
3,072	0.39%, 07/25/2046 Δ	2,242
	Luminent Mortgage Trust
2,854	0.44%, 11/25/2035 Δ	2,385
	Merrill Lynch Mortgage Investors Trust
175	2.58%, 12/25/2035 Δ	159
1,774	2.70%, 07/25/2035 Δ	1,459
2,222	3.01%, 03/25/2036 Δ	1,551
	Merrill Lynch Mortgage Trust
1,255	4.75%, 06/12/2043	1,310
5,135	5.20%, 09/12/2042	5,349
	Morgan Stanley Capital I
100,749	2.82%, 09/15/2047 ■►	2,661
10,889	5.69%, 04/15/2049 Δ	12,098
796	5.85%, 10/15/2042 Δ	858
	Morgan Stanley Mortgage Loan Trust
6,078	0.35%, 05/25/2036 - 11/25/2036 Δ	2,855
	National Credit Union Administration
2,698	1.84%, 10/07/2020 Δ	2,703
	Residential Accredit Loans, Inc.
9,514	3.23%, 11/25/2037 Δ	5,161
	Residential Asset Securitization Trust
3,751	0.63%, 03/25/2035 Δ	2,852
	RFMSI Trust
660	3.21%, 04/25/2037 Δ	556

2

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 15.0% - (continued)
Finance and Insurance - 15.0% - (continued)
	Real Estate Credit (Mortgage Banking) - 13.0% - (continued)
	Securitized Asset Backed Receivables LLC
$2,394	0.27%, 07/25/2036 Δ	$1,059
	Sequoia Mortgage Trust
1,040	2.47%, 07/20/2037 Δ	815
	Soundview Home Equity Loan Trust, Inc.
3,900	0.36%, 07/25/2037 Δ	1,987
7,820	0.43%, 06/25/2036 Δ	4,967
	Springleaf Mortgage Loan Trust
6,285	3.52%, 12/25/2065 ■	6,058
	Structured Adjustable Rate Mortgage Loan Trust
1,758	0.48%, 09/25/2034 Δ	1,491
	Structured Asset Mortgage Investments Trust
3,501	0.40%, 05/25/2046 Δ	1,806
	UBS-Barclays Commercial Mortgage Trust
5,400	3.18%, 03/10/2046 Δ	5,177
	Wachovia Bank Commercial Mortgage Trust
461	5.41%, 10/15/2044 Δ	490
1,338	5.42%, 01/15/2045 Δ	1,432
	Wells Fargo Alternative Loan Trust
6,838	6.25%, 11/25/2037	6,216
	Wells Fargo Commercial Mortgage Trust
6,965	2.92%, 10/15/2045	6,603
1,660	4.94%, 10/15/2045 ■Δ	1,458
	Wells Fargo Mortgage Backed Securities Trust
2,307	5.17%, 10/25/2035 Δ	2,262
	WF-RBS Commercial Mortgage Trust
875	2.87%, 11/15/2045	824
3,470	3.20%, 03/15/2048	3,336
175	3.44%, 04/15/2045	175
2,330	4.32%, 03/15/2045 ■Δ	1,715
515	4.42%, 03/01/2048 Δ	483
3,135	4.61%, 12/15/2045 ■Δ	2,388
550	4.90%, 06/15/2044 ■	606
2,780	5.00%, 06/15/2044 ■	2,272
1,045	5.75%, 04/15/2045 ■Δ	989
		498,761
	Wireless Telecommunication Services - 0.4%
	SBA Tower Trust
5,620	2.93%, 12/15/2017 ■	5,662
7,645	3.60%, 04/15/2043 ■	7,613
		13,275
		572,804
	Total asset & commercial mortgage backed securities
	(cost $564,067)	$572,804

CORPORATE BONDS - 33.5%
Accommodation and Food Services - 0.2%
	Traveler Accommodation - 0.2%
	Choice Hotels International, Inc.
$151	5.70%, 08/28/2020	$157
2,300	5.75%, 07/01/2022	2,381
	Wynn Las Vegas LLC
5,415	7.75%, 08/15/2020	6,078
		8,616
Administrative Waste Management and Remediation - 0.1%
	Investigation and Security Services - 0.1%
	ADT, Corp.
2,045	6.25%, 10/15/2021 ■☼	2,076

	Waste Treatment and Disposal - 0.0%
	Clean Harbors, Inc.
345	5.13%, 06/01/2021	333
1,385	5.25%, 08/01/2020	1,371
		1,704
		3,780
Air Transportation - 0.1%
	Scheduled Air Transportation - 0.1%
	Continental Airlines, Inc.
4,570	4.00%, 10/29/2024	4,421
	US Airways Group, Inc.
910	6.25%, 04/22/2023	956
		5,377
Apparel Manufacturing - 0.1%
	Accessories and Other Apparel Manufacturing - 0.0%
	PVH Corp.
470	4.50%, 12/15/2022	444

	Cut and Sew Apparel Manufacturing - 0.1%
	Hanesbrands, Inc.
1,530	6.38%, 12/15/2020	1,649
	Phillips Van-Heusen Corp.
1,950	7.38%, 05/15/2020	2,125
		3,774
		4,218
Arts, Entertainment and Recreation - 2.3%
	Cable and Other Subscription Programming - 1.3%
	CCO Holdings LLC
840	5.25%, 09/30/2022	777
7,635	6.63%, 01/31/2022 ‡	7,750
1,900	7.38%, 06/01/2020 ‡	2,052
	DirecTV Holdings LLC
4,880	3.80%, 03/15/2022	4,555
4,000	5.00%, 03/01/2021	4,095
	Time Warner Cable, Inc.
3,500	5.88%, 11/15/2040	2,979
	Time Warner Entertainment Co., L.P.
8,175	8.38%, 07/15/2033	8,912
	Time Warner, Inc.
2,540	3.40%, 06/15/2022	2,466
3,800	6.10%, 07/15/2040	4,077
2,700	6.50%, 11/15/2036	3,004
	Viacom, Inc.
7,000	5.63%, 09/15/2019	7,937
		48,604

3

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 33.5% - (continued)
Arts, Entertainment and Recreation - 2.3% - (continued)
	Motion Picture and Video Industries - 0.0%
	National CineMedia LLC
$160	6.00%, 04/15/2022	$163

	Newspaper, Periodical, Book and Database Publisher - 0.9%
	CBS Corp.
3,400	3.38%, 03/01/2022 ‡	3,247
3,810	4.85%, 07/01/2042	3,403
	Gannett Co., Inc.
5,450	5.13%, 10/15/2019 - 07/15/2020 ■☼	5,370
	NBC Universal Media LLC
3,280	5.15%, 04/30/2020	3,719
3,390	5.95%, 04/01/2041	3,829
3,215	6.40%, 04/30/2040	3,803
	News America, Inc.
7,200	6.15%, 03/01/2037 - 02/15/2041	7,854
1,675	6.20%, 12/15/2034	1,813
		33,038
	Radio and Television Broadcasting - 0.1%
	Liberty Media Corp.
4,047	8.25%, 02/01/2030	4,249
	Starz Financial Corp
665	5.00%, 09/15/2019	659
		4,908
		86,713
Beverage and Tobacco Product Manufacturing - 1.1%
	Beverage Manufacturing - 0.9%
	Anheuser-Busch InBev Worldwide, Inc.
6,890	7.75%, 01/15/2019 ‡	8,670
	Constellation Brands, Inc.
1,680	6.00%, 05/01/2022	1,789
5,535	7.25%, 05/15/2017	6,338
	Molson Coors Brewing Co.
1,825	3.50%, 05/01/2022	1,813
	PepsiCo, Inc.
7,475	2.25%, 01/07/2019	7,493
	Pernod-Ricard S.A.
8,265	2.95%, 01/15/2017 ■	8,575
		34,678
	Tobacco Manufacturing - 0.2%
	Altria Group, Inc.
3,740	10.20%, 02/06/2039	5,704
	Lorillard Tobacco Co.
1,160	8.13%, 06/23/2019	1,406
		7,110
		41,788
Chemical Manufacturing - 0.3%
	Agricultural Chemical Manufacturing - 0.1%
	CF Industries Holdings, Inc.
2,950	3.45%, 06/01/2023	2,734

	Basic Chemical Manufacturing - 0.2%
	Ashland, Inc.
1,050	4.75%, 08/15/2022	985
	Dow Chemical Co.
6,000	8.55%, 05/15/2019	7,652
		8,637
		11,371
Computer and Electronic Product Manufacturing - 0.3%
	Computer and Peripheral Equipment Manufacturing - 0.3%
	Hewlett-Packard Co.
2,970	2.65%, 06/01/2016	3,045
3,600	4.65%, 12/09/2021	3,536
	Seagate HDD Cayman
3,435	6.88%, 05/01/2020	3,761
		10,342
	Navigational, Measuring and Control Instruments - 0.0%
	Esterline Technologies Corp.
1,890	7.00%, 08/01/2020	2,022

		12,364
Construction - 0.1%
	Residential Building Construction - 0.1%
	D.R. Horton, Inc.
1,245	6.50%, 04/15/2016	1,357
	Pulte Homes, Inc.
800	7.88%, 06/15/2032	808
	Ryland Group, Inc.
785	5.38%, 10/01/2022	734
		2,899
Fabricated Metal Product Manufacturing - 0.2%
	Boiler, Tank and Shipping Container Manufacturing - 0.1%
	Ball Corp.
3,015	4.00%, 11/15/2023	2,706
1,330	5.00%, 03/15/2022	1,290
		3,996
	Other Fabricated Metal Product Manufacturing - 0.1%
	Crown Americas, Inc.
1,005	4.50%, 01/15/2023 ■	920
2,400	6.25%, 02/01/2021	2,508
	Masco Corp.
575	5.95%, 03/15/2022	602
		4,030
	Spring and Wire Product Manufacturing - 0.0%
	Anixter International, Inc.
805	5.63%, 05/01/2019 ‡	829

		8,855
Finance and Insurance - 15.1%
	Agencies, Brokerages and Other Insurance - 0.1%
	Marsh & McLennan Cos., Inc.
3,040	2.55%, 10/15/2018	3,056

	Captive Auto Finance - 0.3%
	Credit Acceptance Corp.
1,611	9.13%, 02/01/2017	1,708

4

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 33.5% - (continued)
Finance and Insurance - 15.1% - (continued)
	Captive Auto Finance - 0.3% - (continued)
	Ford Motor Credit Co. LLC
$4,000	1.70%, 05/09/2016	$4,000
2,245	3.00%, 06/12/2017	2,307
3,600	5.88%, 08/02/2021	4,002
475	6.63%, 08/15/2017	547
		12,564
	Commercial Banking - 1.3%
	Barclays Bank plc
11,775	6.05%, 12/04/2017 ■	13,079
	BNP Paribas
11,625	2.38%, 09/14/2017	11,782
	Branch Banking & Trust Co.
5,675	2.30%, 10/15/2018	5,694
	Credit Suisse New York
6,775	5.40%, 01/14/2020	7,416
	Lloyds Banking Group plc
3,090	6.50%, 09/14/2020 ■	3,411
	State Street Corp.
7,610	4.96%, 03/15/2018	8,372
		49,754
	Consumer Lending - 0.0%
	Minerva Luxembourg S.A.
1,645	7.75%, 01/31/2023 ■	1,550

	Depository Credit Banking - 2.8%
	Bank of America Corp.
6,500	5.63%, 07/01/2020	7,283
3,290	5.75%, 12/01/2017	3,711
3,330	5.88%, 01/05/2021	3,774
6,275	7.63%, 06/01/2019	7,695
	Citigroup, Inc.
4,075	1.30%, 04/01/2016	4,067
1,850	1.70%, 07/25/2016	1,858
3,200	2.50%, 09/26/2018	3,182
1,990	3.50%, 05/15/2023	1,796
4,150	4.59%, 12/15/2015	4,439
1,427	4.88%, 05/07/2015	1,498
4,102	6.13%, 08/25/2036	4,128
3,350	6.63%, 06/15/2032	3,606
7,105	6.68%, 09/13/2043	7,651
4,839	8.50%, 05/22/2019	6,181
	HSBC Holdings plc
1,765	6.50%, 09/15/2037	2,001
12,500	6.80%, 06/01/2038	14,731
	PNC Bank NA
2,235	6.00%, 12/07/2017	2,588
1,874	6.88%, 04/01/2018	2,243
	PNC Funding Corp.
9,000	5.25%, 11/15/2015	9,759
	Wells Fargo & Co.
4,165	3.45%, 02/13/2023	3,898
7,470	4.13%, 08/15/2023	7,314
4,000	4.60%, 04/01/2021	4,344
		107,747
	Insurance Carriers - 1.8%
	American International Group, Inc.
4,595	2.38%, 08/24/2015 ‡	4,695
1,300	3.80%, 03/22/2017 ‡	1,383
2,265	4.13%, 02/15/2024 ☼	2,267
2,100	8.25%, 08/15/2018	2,618
	ING US, Inc.
1,280	5.50%, 07/15/2022	1,378
	Lincoln National Corp.
7,020	4.00%, 09/01/2023	6,987
	Massachusetts Mutual Life Insurance Co.
2,493	8.88%, 06/01/2039 ■	3,610
	MetLife, Inc.
6,690	4.37%, 09/15/2023	6,994
	Nationwide Financial Services, Inc.
4,280	5.38%, 03/25/2021 ■	4,581
	Nationwide Mutual Insurance Co.
5,925	9.38%, 08/15/2039 ■	8,165
	Prudential Financial, Inc.
5,230	5.10%, 08/15/2043	5,173
	Teachers Insurance & Annuity Association of America
5,748	6.85%, 12/16/2039 ■	7,113
	Wellpoint, Inc.
2,920	1.88%, 01/15/2018	2,894
2,345	2.30%, 07/15/2018	2,346
7,500	5.10%, 01/15/2044	7,306
		67,510
	International Trade Financing (Foreign Banks) - 1.1%
	Deutsche Bank AG
2,705	4.30%, 05/24/2028	2,443
	Royal Bank of Scotland Group plc
7,875	2.55%, 09/18/2015	8,044
4,995	6.13%, 12/15/2022	5,032
	Santander U.S. Debt S.A.
8,000	3.72%, 01/20/2015 ■	8,113
	Standard Chartered plc
13,250	5.20%, 01/26/2024 ■	13,313
	TSMC Global LTD
4,920	0.95%, 04/03/2016 ■	4,851
		41,796
	Nondepository Credit Banking - 2.2%
	American Express Co.
16,000	2.65%, 12/02/2022	14,695
	Capital One Financial Corp.
8,063	2.15%, 03/23/2015	8,193
4,000	6.15%, 09/01/2016	4,454
	CIT Group, Inc.
45	5.00%, 05/15/2017	47
75	5.38%, 05/15/2020	78
6,443	5.50%, 02/15/2019 ■	6,765
1,175	6.63%, 04/01/2018 ■	1,293
	Discover Financial Services, Inc.
5,970	5.20%, 04/27/2022	6,291

5

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 33.5% - (continued)
Finance and Insurance - 15.1% - (continued)
	Nondepository Credit Banking - 2.2% - (continued)
	General Electric Capital Corp.
$8,625	4.63%, 01/07/2021	$9,255
11,000	5.30%, 02/11/2021	11,963
8,490	5.63%, 05/01/2018	9,742
725	5.88%, 01/14/2038	800
3,900	6.25%, 12/15/2022 ♠	3,939
	Provident Funding Associates L.P.
315	6.75%, 06/15/2021 ■	317
	SLM Corp.
1,590	5.50%, 01/15/2019	1,575
2,020	7.25%, 01/25/2022	2,055
2,830	8.45%, 06/15/2018	3,191
		84,653
	Other Financial Investment Activities - 0.4%
	Ameriprise Financial, Inc.
4,135	4.00%, 10/15/2023	4,183
	BP Capital Markets plc
4,665	3.99%, 09/26/2023	4,702
	Ladder Capital Finance Holdings LLC
971	7.38%, 10/01/2017	1,016
	Royal (The) Bank of Scotland plc
5,000	3.95%, 09/21/2015	5,236
		15,137
	Other Investment Pools and Funds - 0.0%
	Fibria Overseas Finance Ltd.
1,730	7.50%, 05/04/2020 ■	1,860

	Real Estate Investment Trust (REIT) - 1.4%
	Brandywine Operating Partnership L.P.
6,200	3.95%, 02/15/2023	5,865
	HCP, Inc.
3,000	2.63%, 02/01/2020	2,847
4,825	6.00%, 01/30/2017	5,426
	Health Care, Inc.
2,305	2.25%, 03/15/2018	2,281
2,260	4.13%, 04/01/2019	2,380
	Kimco Realty Corp.
8,525	3.13%, 06/01/2023	7,824
1,390	4.30%, 02/01/2018	1,501
	Liberty Property L.P.
2,165	3.38%, 06/15/2023	2,001
1,930	4.13%, 06/15/2022	1,915
	Realty Income Corp.
3,966	3.25%, 10/15/2022	3,652
3,290	4.65%, 08/01/2023	3,336
	UDR, Inc.
1,845	3.70%, 10/01/2020	1,855
	Ventas Realty L.P.
1,895	2.00%, 02/15/2018	1,857
3,425	2.70%, 04/01/2020	3,264
6,400	3.25%, 08/15/2022 ‡	5,979
		51,983
	Sales Financing - 0.1%
	Imperial Tobacco Finance plc
5,400	3.50%, 02/11/2023 ■	5,089

	Securities and Commodity Contracts and Brokerage - 3.6%
	Bear Stearns & Co., Inc.
292	5.55%, 01/22/2017	324
365	7.25%, 02/01/2018	437
	Goldman Sachs Group, Inc.
6,805	5.75%, 01/24/2022	7,544
6,637	6.00%, 06/15/2020	7,536
4,400	6.45%, 05/01/2036	4,467
11,720	6.75%, 10/01/2037	12,232
	JP Morgan Chase & Co.
7,345	3.38%, 05/01/2023	6,661
11,645	4.35%, 08/15/2021	12,063
800	4.50%, 01/24/2022	834
1,100	4.63%, 05/10/2021	1,172
9,885	5.63%, 08/16/2043	9,818
6,375	6.00%, 01/15/2018	7,321
	Merrill Lynch & Co., Inc.
3,006	5.70%, 05/02/2017	3,318
20,175	6.05%, 05/16/2016	22,221
5,580	7.75%, 05/14/2038	6,909
	Morgan Stanley
3,685	4.88%, 11/01/2022	3,687
1,410	5.50%, 01/26/2020	1,560
3,690	5.63%, 09/23/2019	4,118
2,750	5.75%, 01/25/2021	3,053
15,000	6.25%, 08/28/2017	17,069
1,600	7.30%, 05/13/2019	1,915
	UBS AG Stamford CT
1,600	7.63%, 08/17/2022	1,769
		136,028
		578,727
Health Care and Social Assistance - 1.4%
	General Medical and Surgical Hospitals - 0.6%
	Community Health Systems, Inc.
4,445	5.13%, 08/15/2018 ‡	4,523
	HCA, Inc.
4,160	6.50%, 02/15/2020	4,508
2,135	7.25%, 09/15/2020	2,322
3,177	7.50%, 11/15/2095	2,851
1,140	8.50%, 04/15/2019	1,226
	Memorial Sloan-Kettering Cancer Center
4,710	5.00%, 07/01/2042	4,730
	Tenet Healthcare Corp.
3,695	6.00%, 10/01/2020 ■	3,778
		23,938
	Health and Personal Care Stores - 0.3%
	CVS Caremark Corp.
7,950	8.35%, 07/10/2031 ■╦	10,059

	Offices and Physicians - 0.1%
	Partners Healthcare System, Inc.
2,815	3.44%, 07/01/2021	2,797

	Pharmaceutical and Medicine Manufacturing - 0.3%
	AbbVie, Inc.
4,145	1.75%, 11/06/2017	4,111

6

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 33.5% - (continued)
Health Care and Social Assistance - 1.4% - (continued)
	Pharmaceutical and Medicine Manufacturing - 0.3% - (continued)
	Amgen, Inc.
$4,170	3.63%, 05/15/2022	$4,111
	Mylan, Inc.
2,095	1.80%, 06/24/2016 ■	2,104
2,250	6.00%, 11/15/2018 ■	2,425
		12,751
	Specialty Hospital-Except Psychiatric & Drug Abuse - 0.1%
	Fresenius Medical Care US Finance II, Inc.
3,185	5.63%, 07/31/2019 ■	3,320
596	9.00%, 07/15/2015 ■	662
		3,982
		53,527
Information - 3.1%
	Cable and Other Program Distribution - 0.9%
	Cox Communications, Inc.
16,445	2.95%, 06/30/2023 ■	14,195
	CSC Holdings, Inc.
725	7.63%, 07/15/2018	830
	DISH DBS Corp.
4,955	5.88%, 07/15/2022	4,881
7,530	7.88%, 09/01/2019	8,584
	Rogers Communications, Inc.
1,745	8.75%, 05/01/2032	2,320
	TCI Communications, Inc.
2,025	8.75%, 08/01/2015	2,309
		33,119
	Data Processing Services - 0.1%
	Audatex North America, Inc.
2,001	6.75%, 06/15/2018	2,121

	Internet Publishing and Broadcasting - 0.0%
	Netflix, Inc.
1,535	5.38%, 02/01/2021 ■	1,524

	Other Information Services - 0.1%
	InterActiveCorp
505	4.75%, 12/15/2022	465
	Iron Mountain, Inc.
3,200	6.00%, 08/15/2023	3,176
		3,641
	Satellite Telecommunications - 0.0%
	Hughes Satelite Systems Corp.
895	6.50%, 06/15/2019	946

	Software Publishers - 0.1%
	Activision Blizzard
2,280	5.63%, 09/15/2021 ■	2,283
	Brocade Communications Systems, Inc.
2,536	4.63%, 01/15/2023 ■	2,339
		4,622
	Telecommunications - Other - 0.4%
	Sprint Nextel Corp.
2,995	7.00%, 03/01/2020 ■	3,220
1,306	9.00%, 11/15/2018 ■	1,531
	Telefonica Emisiones SAU
1,775	3.99%, 02/16/2016	1,839
	UPCB Finance III Ltd.
1,084	6.63%, 07/01/2020 ■	1,149
	UPCB Finance VI Ltd.
3,070	6.88%, 01/15/2022 ■	3,254
	Vivendi S.A.
1,500	2.40%, 04/10/2015 ■	1,530
	Wind Acquisition Finance S.A.
4,550	7.25%, 02/15/2018 ■	4,709
		17,232
	Telecommunications - Wired Carriers - 0.2%
	Paetec Holding Corp.
698	9.88%, 12/01/2018	777
	Unitymedia Hessen GmbH & Co.
1,650	5.50%, 01/15/2023 ■	1,563
1,814	7.50%, 03/15/2019 ■	1,959
	Videotron Ltee
428	9.13%, 04/15/2018	450
	Windstream Corp.
2,216	7.88%, 11/01/2017	2,471
		7,220
	Telecommunications - Wireless Carriers - 0.2%
	Qwest Corp.
1,906	7.25%, 10/15/2035 ‡	1,871
	T-Mobile USA, Inc.
1,315	5.25%, 09/01/2018 ■	1,338
	Vimpelcom Holdings
3,915	5.95%, 02/13/2023 ■	3,702
		6,911
	Wireless Communications Services - 1.1%
	Altice Financing S.A.
1,745	7.88%, 12/15/2019 ■	1,841
	Verizon Communications, Inc.
6,220	3.65%, 09/14/2018	6,554
5,350	5.15%, 09/15/2023	5,734
5,020	6.40%, 02/15/2038	5,527
18,245	6.55%, 09/15/2043	20,598
		40,254
		117,590
Machinery Manufacturing - 0.2%
	Agriculture, Construction, Mining and Machinery - 0.2%
	Case New Holland, Inc.
7,851	7.88%, 12/01/2017	9,127

Mining - 0.2%
	Coal Mining - 0.0%
	Consol Energy, Inc.
925	8.00%, 04/01/2017	983

	Metal Ore Mining - 0.2%
	Glencore Funding LLC
7,605	1.70%, 05/27/2016 ■	7,493

7

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 33.5% - (continued)
Mining - 0.2% - (continued)
	Nonmetallic Mineral Mining and Quarrying - 0.0%
	Vulcan Materials Co.
$240	7.15%, 11/30/2037	$239
440	7.50%, 06/15/2021	491
		730
		9,206
Miscellaneous Manufacturing - 0.4%
	Aerospace Product and Parts Manufacturing - 0.3%
	BE Aerospace, Inc.
4,056	5.25%, 04/01/2022 ‡	4,026
3,059	6.88%, 10/01/2020 ‡	3,342
	Bombardier, Inc.
3,280	7.75%, 03/15/2020 ■	3,706
		11,074
	Other Miscellaneous Manufacturing - 0.1%
	Owens-Brockway Glass Container, Inc.
2,690	7.38%, 05/15/2016	3,026

		14,100
Motor Vehicle and Parts Manufacturing - 0.0%
	Motor Vehicle Parts Manufacturing - 0.0%
	Tenneco, Inc.
2,110	6.88%, 12/15/2020	2,289

Nonmetallic Mineral Product Manufacturing - 0.2%
	Glass and Glass Product Manufacturing - 0.2%
	Ardagh Packaging Finance plc
1,985	7.38%, 10/15/2017 ■	2,124
	Silgan Holdings, Inc.
5,315	5.00%, 04/01/2020	5,182
		7,306
Other Services - 0.0%
	Death Care Services - 0.0%
	Service Corp. International
1,045	5.38%, 01/15/2022 ■	997

Paper Manufacturing - 0.1%
	Converted Paper Product Manufacturing - 0.0%
	Clearwater Paper Corp.
385	4.50%, 02/01/2023	347

	Pulp, Paper and Paperboard Mills - 0.1%
	Rock-Tenn Co.
360	3.50%, 03/01/2020	356
2,690	4.00%, 03/01/2023	2,606
		2,962
		3,309
Petroleum and Coal Products Manufacturing - 2.6%
	Natural Gas Distribution - 0.1%
	Ferrellgas Partners L.P.
2,770	6.50%, 05/01/2021	2,763

	Oil and Gas Extraction - 2.1%
	Anadarko Petroleum Corp.
3,315	6.38%, 09/15/2017 ‡	3,854
	Cenovus Energy, Inc.
16,200	5.20%, 09/15/2043	16,023
	Chesapeake Energy Corp.
659	2.50%, 05/15/2037 ۞	648
	CNPC General Capital
9,560	1.45%, 04/16/2016 ■	9,528
	Continental Resources, Inc.
2,775	5.00%, 09/15/2022	2,792
	Denbury Resources, Inc.
1,290	4.63%, 07/15/2023	1,180
	EDC Finance Ltd.
3,135	4.88%, 04/17/2020 ■	2,994
	Gazprom Neft OAO via GPN Capital S.A.
2,786	4.38%, 09/19/2022 ■	2,563
	Harvest Operations Corp.
1,695	6.88%, 10/01/2017	1,814
	Lukoil International Finance B.V.
8,525	3.42%, 04/24/2018 ■	8,472
	Nexen, Inc.
2,735	7.50%, 07/30/2039	3,357
	Pemex Project Funding Master Trust
6,205	6.63%, 06/15/2035	6,553
	Petrobras Global Finance Co.
3,810	3.00%, 01/15/2019	3,583
	Petrobras International Finance Co.
1,900	5.38%, 01/27/2021	1,909
6,950	5.75%, 01/20/2020	7,221
	Pioneer Natural Resources Co.
660	6.65%, 03/15/2017	761
2,090	7.50%, 01/15/2020	2,562
	Range Resources Corp.
1,950	6.75%, 08/01/2020	2,101
	Seadrill Ltd.
2,440	5.63%, 09/15/2017 ■	2,464
		80,379
	Petroleum and Coal Products Manufacturing - 0.3%
	MEG Energy Corp.
1,105	6.38%, 01/30/2023 ■	1,083
	Rosneft Oil Co.
2,245	3.15%, 03/06/2017 ■	2,245
	Valero Energy Corp.
4,791	9.38%, 03/15/2019 ‡	6,207
		9,535
	Support Activities For Mining - 0.1%
	Transocean, Inc.
920	5.05%, 12/15/2016	1,008
4,075	6.38%, 12/15/2021	4,530
		5,538
		98,215
Pipeline Transportation - 0.7%
	Pipeline Transportation of Natural Gas - 0.7%
	El Paso Corp.
2,075	7.00%, 06/15/2017	2,314
1,602	7.80%, 08/01/2031	1,630
	Energy Transfer Equity L.P.
4,627	7.50%, 10/15/2020	4,951
	Kinder Morgan Energy Partners L.P.
9,525	4.15%, 02/01/2024	9,346
3,000	6.85%, 02/15/2020	3,553

8

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 33.5% - (continued)
Pipeline Transportation - 0.7% - (continued)
	Pipeline Transportation of Natural Gas - 0.7% - (continued)
	Kinder Morgan Finance Co.
$3,980	6.00%, 01/15/2018 ■	$4,316
	MarkWest Energy Partners L.P.
1,299	6.25%, 06/15/2022	1,367
		27,477
Plastics and Rubber Products Manufacturing - 0.1%
	Rubber Product Manufacturing - 0.1%
	Continental Rubber of America Corp.
2,245	4.50%, 09/15/2019 ■	2,342

Primary Metal Manufacturing - 0.1%
	Iron and Steel Mills and Ferroalloy Manufacturing - 0.1%
	ArcelorMittal
2,975	9.50%, 02/15/2015 ‡	3,261

Professional, Scientific and Technical Services - 0.1%
	Advertising and Related Services - 0.0%
	Lamar Media Corp.
955	5.88%, 02/01/2022	955

	Computer Systems Design and Related Services - 0.1%
	Flextronics International Ltd.
455	4.63%, 02/15/2020	441
680	5.00%, 02/15/2023	646
	Lender Processing Services, Inc.
1,320	5.75%, 04/15/2023	1,355
		2,442
		3,397
Real Estate, Rental and Leasing - 0.8%
	Activities Related To Real Estate - 0.1%
	Duke Realty L.P.
4,000	3.63%, 04/15/2023	3,720

	Automotive Equipment Rental and Leasing - 0.0%
	Ashtead Capital, Inc.
295	6.50%, 07/15/2022 ■	312

	General Rental Centers - 0.1%
	ERAC USA Finance Co.
4,295	6.38%, 10/15/2017 ■	4,985

	Industrial Machinery and Equipment Rental and Leasing - 0.6%
	Air Lease Corp.
2,575	4.50%, 01/15/2016	2,684
	International Lease Finance Corp.
13,570	5.88%, 04/01/2019	14,128
1,885	6.25%, 05/15/2019	1,979
1,597	8.88%, 09/01/2017	1,849
		20,640
		29,657
Retail Trade - 1.7%
	Automobile Dealers - 0.1%
	AutoNation, Inc.
2,685	5.50%, 02/01/2020 ‡	2,796

	Automotive Parts, Accessories and Tire Stores - 0.2%
	AutoZone, Inc.
8,000	3.70%, 04/15/2022 ‡	7,835

	Building Material and Supplies Dealers - 0.1%
	Building Materials Corp.
3,474	6.75%, 05/01/2021 ■	3,735
1,962	7.50%, 03/15/2020 ■	2,114
		5,849
	Clothing Stores - 0.2%
	Carter's, Inc.
3,220	5.25%, 08/15/2021 ■	3,220
	Ltd. Brands, Inc.
5,470	5.63%, 02/15/2022	5,607
370	6.95%, 03/01/2033	361
		9,188
	Direct Selling Establishments - 0.6%
	AmeriGas Partners L.P.
1,554	6.25%, 08/20/2019	1,608
	Energy Transfer Partners
5,965	3.60%, 02/01/2023	5,556
9,305	5.95%, 10/01/2043	9,238
6,110	6.50%, 02/01/2042	6,450
		22,852
	Electronics and Appliance Stores - 0.1%
	Arcelik AS
2,810	5.00%, 04/03/2023 ■	2,413

	Other Miscellaneous Store Retailers - 0.4%
	Hutchinson Whampoa International 12 II Ltd.
10,500	2.00%, 11/08/2017 ■	10,378
	Sally Holdings LLC
1,515	5.75%, 06/01/2022	1,519
	Sotheby's
2,390	5.25%, 10/01/2022 ■	2,264
		14,161
		65,094
Transportation Equipment Manufacturing - 0.2%
	Railroad Rolling Stock Manufacturing - 0.1%
	Kansas City Southern de Mexico S.A. de C.V.
3,110	3.00%, 05/15/2023 ■	2,860

	Ship and Boat Building - 0.1%
	Huntington Ingalls Industries, Inc.
3,925	6.88%, 03/15/2018	4,219

		7,079

9

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 33.5% - (continued)
Truck Transportation - 0.3%
	Specialized Freight Trucking - 0.3%
	Penske Truck Leasing Co.
$7,625	2.88%, 07/17/2018 ■	$7,620
2,840	4.88%, 07/11/2022 ■	2,892
		10,512
Utilities - 1.1%
	Electric Generation, Transmission and Distribution - 1.1%
	AES (The) Corp.
890	9.75%, 04/15/2016	1,039
	Calpine Corp.
4,860	7.50%, 02/15/2021 ■	5,163
621	7.50%, 02/15/2021 §	660
1,408	7.88%, 01/15/2023 ■	1,482
	Carolina Power & Light Co.
2,065	4.10%, 05/15/2042	1,904
	CenterPoint Energy, Inc.
4,175	6.85%, 06/01/2015	4,567
	Dolphin Subsidiary II, Inc.
5,445	7.25%, 10/15/2021	5,568
	EDP Finance B.V.
2,520	4.90%, 10/01/2019 ■	2,489
	MidAmerican Energy Holdings Co.
7,665	8.48%, 09/15/2028 ╦	10,652
	Pacific Gas & Electric Co.
3,708	8.25%, 10/15/2018	4,735
	Xcel Energy, Inc.
3,100	6.50%, 07/01/2036	3,741
		42,000
Wholesale Trade - 0.3%
	Beer, Wine, Distilled Alcoholic Beverage Wholesalers - 0.3%
	Heineken N.V.
2,880	1.40%, 10/01/2017 ■	2,831
	SABMiller Holdings, Inc.
6,840	2.45%, 01/15/2017 ■	7,028
2,425	3.75%, 01/15/2022 ■	2,444
		12,303
	Total corporate bonds
	(cost $1,264,361)	$1,283,496

FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
	Brazil - 0.0%
	Brazil (Republic of)
$2,375	5.88%, 01/15/2019	$2,688

	Mexico - 0.2%
	United Mexican States
7,260	4.75%, 03/08/2044	6,570

	Total foreign government obligations
	(cost $9,956)	$9,258

MUNICIPAL BONDS - 1.1%
	General Obligations - 0.5%
	California State GO
$3,180	7.50%, 04/01/2034	$4,035
	California State GO, Taxable
10,720	7.55%, 04/01/2039	13,952
		17,987
	Higher Education (Univ., Dorms, etc.) - 0.3%
	Curators University, System Facs Rev Build America Bonds
2,020	5.79%, 11/01/2041	2,277
	University of California
5,580	4.60%, 05/15/2031 ☼	5,587
4,060	5.00%, 05/15/2038 ☼	4,278
		12,142
	Tax Allocation - 0.0%
	Industry, CA, Urban Development Agency
275	6.10%, 05/01/2024	255
	New York City, NY, Transitional FA Rev
1,550	5.00%, 05/01/2042	1,613
		1,868
	Utilities - Electric - 0.1%
	Municipal Elec Auth Georgia
3,185	6.64%, 04/01/2057	3,294

	Utilities - Water and Sewer - 0.2%
	San Franciso City & County, CA, Public Utilities
7,820	6.00%, 11/01/2040	8,794

	Total municipal bonds
	(cost $43,027)	$44,085

SENIOR FLOATING RATE INTERESTS♦ - 4.4%
Accommodation and Food Services - 0.2%
	Traveler Accommodation - 0.2%
	Caesars Entertainment Operating Co., Inc.
$2,599	4.43%, 01/28/2018	$2,306
2,648	5.43%, 01/28/2018	2,395
	Hilton Worldwide Holdings, Inc.
2,605	09/23/2020 ◊☼	2,600
		7,301
Administrative Waste Management and Remediation - 0.1%
	Business Support Services - 0.1%
	Audio Visual Services Group, Inc.
1,161	6.75%, 11/09/2018	1,173
	ISS A/S
703	3.75%, 04/30/2018	703
		1,876
	Facilities Support Services - 0.0%
	Affinia Group, Inc.
683	4.75%, 04/25/2020	683

		2,559
Air Transportation - 0.1%
	Scheduled Air Transportation - 0.1%
	Delta Air Lines, Inc.
965	4.00%, 10/18/2018	967
	United Airlines, Inc.
1,456	4.00%, 04/01/2019	1,462
		2,429

10

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 4.4% - (continued)
Apparel Manufacturing - 0.0%
	Apparel Knitting Mills - 0.0%
	PVH Corp.
$658	3.25%, 02/13/2020	$656

Arts, Entertainment and Recreation - 0.2%
	Cable and Other Subscription Programming - 0.0%
	Cequel Communications LLC
502	3.50%, 02/14/2019	501
	CSC Holdings, Inc.
983	2.68%, 04/12/2020	971
		1,472
	Gambling Industries - 0.1%
	MGM Resorts International
1,375	3.50%, 12/20/2019	1,367
	Rock Ohio Caesars LLC
450	5.00%, 06/20/2019	450
	Seminole (The) Tribe of Florida, Inc.
1,448	3.00%, 04/29/2020	1,442
		3,259
	Newspaper, Periodical, Book and Database Publisher - 0.1%
	Tribune Co.
3,270	4.00%, 12/31/2019	3,267

	Radio and Television Broadcasting - 0.0%
	Sinclair Television Group, Inc.
652	3.00%, 04/09/2020	650

	Spectator Sports - 0.0%
	Penn National Gaming, Inc.
375	3.75%, 07/16/2018	375

		9,023
Beverage and Tobacco Product Manufacturing - 0.1%
	Beverage Manufacturing - 0.1%
	Constellation Brands, Inc.
2,394	2.75%, 05/01/2020	2,377

Chemical Manufacturing - 0.2%
	Basic Chemical Manufacturing - 0.2%
	Huntsman International LLC, Extended Term Loan B
800	2.71%, 04/19/2017	800
	Pinnacle Operating Corp.
2,608	3.25%, 04/29/2020	2,583
891	4.75%, 11/15/2018	892
	PQ Corp.
1,340	4.50%, 08/07/2017	1,343
		5,618
	Other Chemical and Preparations Manufacturing - 0.0%
	Cytec Industries, Inc.
249	4.50%, 10/04/2019	249
	DuPont Performance Coatings, Inc.
294	4.75%, 02/01/2020	294
	Monarch, Inc.
479	4.50%, 10/04/2019	479
	Utex Industries, Inc.
244	4.75%, 04/10/2020	244
		1,266
	Paint, Coating and Adhesive Manufacturing - 0.0%
	Tronox Pigments Holland
1,112	4.50%, 03/19/2020	1,117

		8,001
Computer and Electronic Product Manufacturing - 0.1%
	Computer and Peripheral - 0.1%
	CDW LLC
2,876	3.50%, 04/29/2020	2,824

	Semiconductor, Electronic Components - 0.0%
	NXP Semiconductors N.V.
1,573	4.75%, 01/10/2020	1,586

		4,410
Construction - 0.0%
	Construction - Other Specialty Trade Contractors - 0.0%
	Brand Energy & Infrastructure Services, Inc.
655	6.25%, 10/23/2018	656

	Other Heavy Construction - 0.0%
	Aluma Systems, Inc.
157	6.25%, 10/23/2018	158

		814
Educational Services - 0.0%
	Educational Support Services - 0.0%
	Bright Horizons Family Solutions, Inc.
323	4.00%, 01/30/2020	323

Finance and Insurance - 0.5%
	Activities Related To Credit Banking - 0.1%
	Evertec LLC
5,112	3.50%, 04/17/2020	4,921

	Agencies, Brokerages and Other Insurance - 0.1%
	Cooper Gay Swett & Crawford Ltd.
813	5.00%, 04/16/2020	807
	USI Insurance Services LLC
893	5.00%, 12/27/2019	894
		1,701
	Captive Auto Finance - 0.1%
	Chrysler Group LLC
4,309	4.25%, 05/24/2017	4,335

	Insurance Carriers - 0.0%
	Asurion LLC
1,098	4.50%, 05/24/2019	1,087

	Other Financial Investment Activities - 0.2%
	Nuveen Investments, Inc.
4,600	4.18%, 05/13/2017	4,541

11

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 4.4% - (continued)
Finance and Insurance - 0.5% - (continued)
	Other Financial Investment Activities - 0.2% - (continued)
	Ocwen Financial Corp.
$419	5.00%, 02/15/2018	$423
	Walter Investment Management
1,987	5.75%, 11/28/2017	2,000
		6,964
		19,008
Food Manufacturing - 0.2%
	Fruit and Vegetable Preserving and Specialty Foods - 0.0%
	Dole Food Co., Inc.
2,617	3.75%, 04/01/2020	2,613

	Other Food Manufacturing - 0.2%
	H.J. Heinz Co.
5,097	3.50%, 06/05/2020	5,108
	Hostess Brands, Inc.
365	6.75%, 04/09/2020	374
	U.S. Foodservice, Inc.
1,150	4.50%, 03/31/2019	1,142
		6,624
		9,237
Food Services - 0.1%
	Full-Service Restaurants - 0.1%
	OSI Restaurant Partners, Inc.
3,887	3.50%, 10/28/2019	3,864

Furniture and Related Product Manufacturing - 0.0%
	Household, Institution Furniture, Kitchen Cabinet - 0.0%
	Tempur-Pedic International, Inc.
1,015	3.50%, 03/18/2020	1,005

	Other Furniture Related Product Manufacturing - 0.0%
	Wilsonart International Holding LLC
854	4.00%, 10/31/2019	843

		1,848
Health Care and Social Assistance - 0.1%
	General Medical and Surgical Hospitals - 0.1%
	HCA, Inc.
2,185	2.93%, 05/01/2018	2,179
1,275	3.00%, 03/31/2017	1,273
		3,452
	Scientific Research and Development Services - 0.0%
	IMS Health, Inc.
652	3.75%, 09/01/2017	651

		4,103
Information - 0.9%
	Cable and Other Program Distribution - 0.3%
	Charter Communications Operating LLC
4,170	3.00%, 07/01/2020 - 12/31/2020	4,120
	UPC Financing Partnership
1,165	3.25%, 06/30/2021	1,158
760	4.00%, 01/31/2021	760
	Virgin Media Finance plc
4,400	3.50%, 06/08/2020	4,371
		10,409
	Data Processing Services - 0.2%
	Emdeon, Inc.
1,433	3.75%, 11/02/2018	1,429
	First Data Corp.
1,820	4.18%, 03/24/2017 - 09/24/2018	1,801
	First Data Corp., Extended 1st Lien Term Loan
5,740	4.18%, 03/23/2018	5,678
		8,908
	Software Publishers - 0.2%
	Epicor Software Corp.
440	4.50%, 05/16/2018	439
	Infor US, Inc.
1,891	5.25%, 04/05/2018	1,899
	Kronos, Inc.
2,124	4.50%, 10/30/2019	2,120
410	9.75%, 04/30/2020	424
	Web.com Group, Inc.
985	4.50%, 10/27/2017	991
		5,873
	Telecommunications - Other - 0.1%
	Nine Entertainment Group Ltd.
1,239	3.50%, 02/05/2020	1,231
	Sorenson Communications, Inc.
1,761	9.50%, 10/31/2014	1,773
		3,004
	Telecommunications - Wireless Carriers - 0.0%
	Alcatel-Lucent
491	5.75%, 01/30/2019	495
	Light Tower Fiber LLC
539	4.50%, 04/13/2020	540
	Syniverse Holdings, Inc.
1,008	4.00%, 04/23/2019	1,003
		2,038
	Wireless Communications Services - 0.1%
	Leap Wireless International, Inc.
2,743	4.75%, 03/08/2020	2,741

		32,973
Mining - 0.2%
	Metal Ore Mining - 0.1%
	Fortescue Metals Group Ltd.
2,624	5.25%, 10/15/2017	2,630

	Mining and Quarrying Nonmetallic Mineral - 0.1%
	Arch Coal, Inc.
3,203	5.75%, 05/16/2018	3,104

		5,734
Miscellaneous Manufacturing - 0.2%
	Aerospace Product and Parts Manufacturing - 0.1%
	DigitalGlobe, Inc.
806	3.75%, 01/15/2020	805
	Doncasters plc
2,771	5.50%, 04/09/2020	2,778
	Hamilton Sundstrand Corp.
968	4.00%, 12/13/2019	958

12

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 4.4% - (continued)
Miscellaneous Manufacturing - 0.2% - (continued)
	Aerospace Product and Parts Manufacturing - 0.1% - (continued)
	TransDigm Group, Inc.
$218	3.75%, 02/28/2020	$217
		4,758
	Miscellaneous Manufacturing - 0.1%
	Reynolds Group Holdings, Inc.
1,733	4.75%, 09/28/2018	1,734

		6,492
Motor Vehicle and Parts Manufacturing - 0.1%
	Motor Vehicle Parts Manufacturing - 0.1%
	Federal Mogul Corp., Tranche B Term Loan
1,507	2.12%, 12/29/2014	1,479
	Federal Mogul Corp., Tranche C Term Loan
769	2.12%, 12/28/2015	755
	Tower Automotive Holdings USA, LLC
1,411	4.75%, 04/23/2020	1,411
		3,645
Other Services - 0.0%
	Commercial/Industrial Machine and Equipment - 0.0%
	Apex Tool Group LLC
224	4.50%, 01/31/2020	224

Petroleum and Coal Products Manufacturing - 0.0%
	Natural Gas Distribution - 0.0%
	Dynegy Power LLC
549	4.00%, 04/23/2020	547

	Oil and Gas Extraction - 0.0%
	Ruby Western Pipeline Holdings LLC
1,362	3.50%, 03/27/2020	1,354

		1,901
Pipeline Transportation - 0.1%
	Pipeline Transportation of Crude Oil - 0.0%
	Philadelphia Energy Solutions LLC
828	6.25%, 04/04/2018	725

	Pipeline Transportation of Natural Gas - 0.1%
	EP Energy LLC
1,404	4.50%, 04/30/2019	1,402

		2,127
Plastics and Rubber Products Manufacturing - 0.1%
	Plastics Product Manufacturing - 0.1%
	Berry Plastics Group, Inc.
3,358	3.50%, 02/08/2020	3,319
	Consolidated Container Co.
1,188	5.00%, 07/03/2019	1,193
		4,512
Primary Metal Manufacturing - 0.1%
	Alumina and Aluminum Production and Processing - 0.1%
	Novelis, Inc.
5,237	3.75%, 03/10/2017	5,234

Professional, Scientific and Technical Services - 0.1%
	Professional Services - Computer System Design and Related - 0.1%
	MoneyGram International, Inc.
1,746	4.25%, 03/27/2020	1,744
	SunGard Data Systems, Inc.
796	4.50%, 01/31/2020	804
		2,548
Real Estate, Rental and Leasing - 0.0%
	Automotive Equipment Rental and Leasing - 0.0%
	Hertz (The) Corp.
925	3.00%, 03/11/2018	923

Retail Trade - 0.6%
	Automobile Dealers - 0.0%
	TI Automotive Ltd.
920	5.50%, 03/28/2019	929

	Building Material and Supplies Dealers - 0.0%
	American Builders & Contractors Supply Co.
940	3.50%, 04/16/2020	932

	Department Stores - 0.1%
	Neiman (The) Marcus Group, Inc.
2,694	4.00%, 05/16/2018	2,691

	Grocery Stores - 0.0%
	Sprouts Farmers Markets Holdings LLC
553	4.00%, 04/23/2020	552

	Other Miscellaneous Store Retailers - 0.1%
	ARAMARK Corp.
2,520	3.75%, 07/26/2016	2,521
645	4.00%, 09/09/2019	645
	Rite Aid Corp.
706	4.00%, 02/21/2020	705
250	5.75%, 08/21/2020	256
		4,127
	Specialty Food Stores - 0.2%
	Weight Watchers International, Inc.
5,935	3.75%, 04/02/2020	5,803

	Sporting Goods, Hobby and Musical Instrument Store - 0.2%
	EB Sports Corp.
5,188	11.50%, 12/31/2015 Þ	5,162
	Michaels Stores, Inc.
1,022	3.75%, 01/28/2020	1,021
		6,183
		21,217
Truck Transportation - 0.0%
	Freight Trucking - General - 0.0%
	Nexeo Solutions LLC
650	5.00%, 09/09/2017	635

13

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 4.4% - (continued)
Utilities - 0.1%
	Electric Generation, Transmission and Distribution - 0.1%
	Star West Generation LLC
$3,000	4.25%, 03/13/2020	$3,011

	Total senior floating rate interests
	(cost $167,475)	$167,129

U.S. GOVERNMENT AGENCIES - 36.9%
	FHLMC - 6.3%
$33,458	2.08%, 08/25/2018 ►	$2,760
75,063	2.49%, 10/25/2020 ►	1,302
56,000	3.00%, 10/15/2043 ☼	54,495
66,900	3.50%, 10/15/2043 ☼	67,903
17,999	4.00%, 08/01/2025 - 10/15/2043 ☼	19,159
15,800	4.50%, 11/15/2039 ☼	16,765
48,222	5.50%, 10/01/2018 - 06/01/2041	52,178
16,789	6.00%, 04/01/2017 - 11/01/2037	18,380
821	6.50%, 07/01/2031 - 12/01/2037	908
5	7.50%, 09/01/2029 - 11/01/2031	6
13,637	12.94%, 12/15/2036 ►	2,087
7,841	16.17%, 05/15/2037 ►	1,265
5,715	17.08%, 01/15/2039 ►	753
28,265	19.59%, 01/15/2041 ►	3,724
		241,685
	FNMA - 17.8%
7,701	2.14%, 11/01/2022	7,183
10,781	2.15%, 10/01/2022	10,133
5,165	2.20%, 12/01/2022	4,834
3,000	2.28%, 11/01/2022	2,823
2,543	2.34%, 11/01/2022	2,401
2,306	2.40%, 10/01/2022	2,189
2,004	2.42%, 11/01/2022	1,903
2,057	2.47%, 11/01/2022	1,959
57,940	2.50%, 10/12/2028 - 10/15/2043 ☼	56,513
195,120	3.00%, 10/15/2028 - 10/19/2043 ☼	192,479
102,000	3.50%, 10/15/2028 - 10/15/2043 ☼	104,640
176,675	4.00%, 06/01/2025 - 10/15/2043 ☼	185,523
24,328	4.50%, 04/01/2025 - 10/15/2043 ☼	26,038
13,656	5.00%, 02/01/2018 - 04/25/2038	14,631
42,999	5.50%, 12/01/2013 - 01/01/2037	46,937
10,257	6.00%, 11/01/2013 - 02/01/2037	11,239
20	6.50%, 11/01/2014 - 07/01/2032	22
328	7.00%, 02/01/2016 - 10/01/2037	376
274	7.50%, 11/01/2015 - 05/01/2032	313
2	8.00%, 04/01/2032	2
8,787	9.33%, 06/25/2042 ►	1,541
14,573	17.92%, 10/25/2036 ►	2,419
36,422	21.03%, 11/25/2039 - 09/25/2040 ►	5,755
		681,853
	GNMA - 12.8%
75,800	3.00%, 10/15/2042 ☼	74,722
43,599	3.50%, 10/15/2041 - 05/15/2043 ☼	44,960
116,087	4.00%, 07/20/2040 - 01/15/2041	123,283
117,332	4.50%, 11/15/2039 - 07/15/2041 ☼	127,088
59,913	5.00%, 08/15/2039 - 06/20/2040	66,107
8,725	5.50%, 03/15/2033 - 10/20/2034	9,759
33,822	6.00%, 12/15/2023 - 06/15/2041	37,366
5,897	6.50%, 06/15/2028 - 09/15/2032	6,651
21	7.00%, 06/20/2030 - 08/15/2031	24
1	8.50%, 11/15/2024	1
		489,961
	Total U.S. government agencies
	(cost $1,390,153)	$1,413,499

U.S. GOVERNMENT SECURITIES - 19.0%
U.S. Treasury Securities - 19.0%
	U.S. Treasury Bonds - 2.5%
$4,500	2.88%, 05/15/2043 □	$3,820
89,025	3.63%, 08/15/2043 ‡	87,996
4,702	4.38%, 05/15/2041 □	5,316
3	4.75%, 02/15/2041 ‡	3
		97,135
	U.S. Treasury Notes - 16.5%
155,250	0.25%, 07/31/2015 ‡	155,135
63,875	0.63%, 04/30/2018 ‡	62,088
311,838	0.88%, 01/31/2017 - 04/30/2017 ‡	311,577
57,319	1.00%, 10/31/2016 - 05/31/2018 □‡	56,791
14,675	1.88%, 09/30/2017 ‡	15,143
10,000	2.00%, 04/30/2016 ‡	10,387
16,975	3.13%, 04/30/2017 ‡	18,317
		629,438
		726,573
	Total U.S. government securities
	(cost $727,449)	$726,573

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
	Interest Rate Contracts - 0.0%
	Interest Rate Swaption USD
51,245	Expiration: 07/25/2014, Exercise Rate: 3.70%	$713

	Total put options purchased
	(cost $1,000)	$713

Shares or Principal Amount		Market Value ╪
PREFERRED STOCKS - 0.1%
	Diversified Banks - 0.0%
2	U.S. Bancorp	$1,692

	Other Diversified Financial Services - 0.1%
72	Citigroup Capital XIII	1,967

	Total preferred stocks
	(cost $3,584)	$3,659

	Total long-term investments
	(cost $4,171,072)	$4,221,216

14

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 9.7%
Repurchase Agreements - 9.7%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $8,561, collateralized by FFCB 3.76%, 2024, FHLMC 4.13%, 2029, value of $8,732)
$8,561	0.08%, 09/30/2013		$8,561
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in
the amount of $42,879, collateralized by
FHLMC 2.50% - 5.50%, 2030 - 2043,
FNMA 3.00% - 6.00%, 2022 - 2043,
GNMA 2.50% - 3.00%, 2042 - 2043, U.S.
Treasury Note 0.88, 2018, value of
	$43,737)
42,879	0.05%, 09/30/2013		42,879
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in
the amount of $21,055, collateralized by
FHLMC 3.50% - 4.50%, 2021 - 2033,
FNMA 2.00% - 4.00%, 2020 - 2043,
GNMA 2.50% - 3.00%, 2043, U.S.
Treasury Note 2.38%, 2014, value of
	$21,476)
21,055	0.08%, 09/30/2013		21,055
Barclays Capital TriParty Repurchase
Agreement (maturing on 10/01/2013 in
the amount of $38,296, collateralized by
U.S. Treasury Bill 0.04% - 0.08%, 2014,
U.S. Treasury Bond 5.38% - 8.50%, 2020
- 2031, U.S. Treasury Note 2.00% -
	3.13%, 2014 - 2021, value of $39,061)
38,296	0.06%, 09/30/2013		38,296
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
10/01/2013 in the amount of $115,286,
collateralized by U.S. Treasury Bill 0.03%
- 0.12%, 2013 - 2014, U.S. Treasury Bond
6.25% - 8.75%, 2017 - 2023, U.S.
Treasury Note 0.13% - 4.63%, 2013 -
	2019, value of $117,592)
115,286	0.05%, 09/30/2013		115,286
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $680, collateralized by FNMA 4.00% - 5.50%, 2025 - 2042, value of $694)
680	0.10%, 09/30/2013		680
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2013 in
the amount of $87,474, collateralized by
U.S. Treasury Bond 3.75% - 8.75%, 2017
- 2041, U.S. Treasury Note 0.25% -
	3.75%, 2014 - 2019, value of $89,223)
87,474	0.04%, 09/30/2013		87,474
	TD Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $54,678, collateralized by FNMA 2.50% - 4.00%, 2027 - 2042, GNMA 2.50%, 2043, value of $55,855)
54,678	0.08%, 09/30/2013		54,678
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2013 in the amount of $484, collateralized by U.S. Treasury Note 0.88%, 2018, value of $496)
484	0.04%, 09/30/2013		484
			369,393
	Total short-term investments
	(cost $369,393)		$369,393

	Total investments
	(cost $4,540,465) ▲	119.9%	$4,590,609
	Other assets and liabilities	(19.9)%	(762,768)
	Total net assets	100.0%	$3,827,841

15

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $4,549,778 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$97,919
Unrealized Depreciation	(57,088)
Net Unrealized Appreciation	$40,831

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At September 30, 2013, the aggregate value of these securities was $1,495, which rounds to zero percent of total net assets.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. The Fund has also pledged $6,541 of cash as collateral in connection with swap contracts. Securities valued at $19,531, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with swap contracts.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2013.

Þ	This security may pay interest in additional principal instead of cash.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2013, the aggregate value of these securities was $388,555, which represents 10.2% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2013, the aggregate value of these securities was $660, which rounds to zero percent of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

۞	Convertible security.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at September 30, 2013.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $793,603 at September 30, 2013.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of September 30, 2013.

16

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at September 30, 2013 as listed in the table below:

Futures Contracts Outstanding at September 30, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
90-Day Eurodollar Future	223	03/18/2019	$53,341	$53,542	$201
Australian 10-Year Bond Future	338	12/16/2013	$36,922	$37,086	$164
U.S. Treasury 2-Year Note Future	284	12/31/2013	$62,396	$62,555	$159
U.S. Treasury 30-Year Bond Future	218	12/19/2013	$29,032	$29,076	$44
U.S. Treasury 5-Year Note Future	2,749	12/31/2013	$330,443	$332,758	$2,315
					$2,883
Short position contracts:
U.S. Treasury 10-Year Note Future	3,174	12/19/2013	$393,366	$401,164	$(7,798)
U.S. Treasury CME Ultra Long Term Bond Future	355	12/19/2013	$49,985	$50,443	$(458)
					$(8,256)
					$(5,373)

* The number of contracts does not omit 000's.

Foreign Currency Contracts Outstanding at September 30, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Sell	10/01/2013	JPM	$158	$157	$1
BRL	Buy	11/04/2013	BCLY	10,529	10,602	73
BRL	Buy	10/02/2013	UBS	11,079	11,957	878
BRL	Sell	10/02/2013	BCLY	10,606	10,696	(90)
BRL	Sell	10/02/2013	UBS	1,238	1,261	(23)
						$839

17

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at September 30, 2013

Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Buy protection:
ABX.HE.AA.06	BCLY		$1,559	(0.32)%	07/25/45	$880	$440	$(440)
ABX.HE.AA.06-1	BCLY		4,305	(0.32)%	07/25/45	1,308	1,215	(93)
ABX.HE.AAA.06	BCLY		11,785	(0.18)%	07/25/45	1,232	407	(825)
ABX.HE.AAA.06	BOA		5,909	(0.18)%	07/25/45	321	204	(117)
ABX.HE.AAA.06	GSC		3,343	(0.18)%	07/25/45	274	116	(158)
ABX.HE.AAA.06	MSC		4,473	(0.18)%	07/25/45	367	155	(212)
ABX.HE.AAA.06-1	JPM		2,214	(0.18)%	07/25/45	82	77	(5)
ABX.HE.AAA.06-1	MSC		948	(0.18)%	07/25/45	31	33	2
ABX.HE.PENAAA.06	BOA		2,660	(0.11)%	05/25/46	605	521	(84)
ABX.HE.PENAAA.06	GSC		2,504	(0.11)%	05/25/46	626	491	(135)
ABX.HE.PENAAA.06	JPM		4,519	(0.11)%	05/25/46	1,103	886	(217)
ABX.HE.PENAAA.06	MSC		3,154	(0.11)%	05/25/46	765	618	(147)
ABX.HE.PENAAA.06-2	BCLY		1,019	(0.11)%	05/25/46	167	200	33
ABX.HE.PENAAA.07	JPM		3,414	(0.09)%	08/25/37	1,404	1,217	(187)
CDX.NA.HY.20	FCM		47,875	(5.00)%	06/20/18	(1,828)	(2,800)	(972)
CMBX.NA.A.1	BOA		2,910	(0.35)%	10/12/52	927	1,172	245
CMBX.NA.A.1	DEUT		5,450	(0.35)%	10/12/52	2,517	2,195	(322)
CMBX.NA.A.1	GSC		2,510	(0.35)%	10/12/52	1,136	1,011	(125)
CMBX.NA.A.1	MSC		1,025	(0.35)%	10/12/52	425	413	(12)
CMBX.NA.AA.1	CSI		6,640	(0.25)%	10/12/52	1,519	1,369	(150)
CMBX.NA.AA.1	DEUT		6,550	(0.25)%	10/12/52	1,383	1,350	(33)
CMBX.NA.AA.1	UBS		17,925	(0.25)%	10/12/52	4,065	3,695	(370)
CMBX.NA.AA.2	BOA		9,870	(0.15)%	03/15/49	3,758	3,746	(12)
CMBX.NA.AA.2	CSI		1,645	(0.15)%	03/15/49	576	625	49
CMBX.NA.AA.2	GSC		1,425	(0.15)%	03/15/49	497	541	44
CMBX.NA.AA.2	GSC		815	(0.15)%	03/15/49	321	309	(12)
CMBX.NA.AA.2	JPM		1,025	(0.15)%	03/15/49	386	389	3
CMBX.NA.AA.2	MSC		2,670	(0.15)%	03/15/49	1,060	1,013	(47)
CMBX.NA.AA.2	MSC		1,815	(0.15)%	03/15/49	641	689	48
CMBX.NA.AJ.1	DEUT		1,430	(0.84)%	10/12/52	100	112	12
CMBX.NA.AJ.1	JPM		510	(0.84)%	10/12/52	36	40	4
CMBX.NA.AJ.1	MSC		2,550	(0.84)%	10/12/52	178	200	22
CMBX.NA.AJ.4	MSC		4,192	(0.96)%	02/17/51	1,640	1,202	(438)
CMBX.NA.AM.2	CSI		7,960	(0.50)%	03/15/49	487	469	(18)
CMBX.NA.AM.2	DEUT		7,960	(0.50)%	03/15/49	457	469	12
CMBX.NA.AM.2	MSC		2,050	(0.50)%	03/15/49	101	121	20
CMBX.NA.AM.4	BOA		1,910	(0.50)%	02/17/51	229	204	(25)
CMBX.NA.AM.4	CSI		1,230	(0.50)%	02/17/51	142	131	(11)
CMBX.NA.AM.4	GSC		1,125	(0.50)%	02/17/51	141	120	(21)
CMBX.NA.AM.4	MSC		310	(0.50)%	02/17/51	31	33	2
CMBX.NA.AM.4	MSC		4,440	(0.50)%	02/17/51	779	474	(305)
ITRX.XOV.19	ICE	EUR	5,120	(5.00)%	06/20/18	(303)	(338)	(35)
Total						$30,566	$25,534	$(5,032)
Sell protection:
ABX.HE.AAA.06	CSI		$887	0.11%	05/25/46	$(288)	$(247)	$41
ABX.HE.AAA.06	DEUT		11,970	0.11%	05/25/46	(3,773)	(3,336)	437
CDX.EM.20	GSC		63,060	5.00%	12/20/18	6,930	6,060	(870)
CDX.NA.IG.20	FCM		137,715	1.00%	06/20/18	1,980	1,689	(291)
CMBX.NA.AA.4	MSC		12,072	1.65%	02/17/51	(7,586)	(7,238)	348
CMBX.NA.AAA.6	CSI		3,960	0.50%	05/11/63	(204)	(169)	35
CMBX.NA.AAA.6	CSI		39,105	0.50%	05/11/63	(1,025)	(1,668)	(643)
CMBX.NA.AAA.6	DEUT		12,125	0.50%	05/11/63	(295)	(517)	(222)
CMBX.NA.AAA.6	JPM		3,475	0.50%	05/11/63	(114)	(148)	(34)

18

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at September 30, 2013 - (continued)

Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices: - (continued)
Sell protection: - (continued)
CMBX.NA.AAA.6	UBS		$26,840	0.50%	05/11/63	$(674)	$(1,145)	$(471)
CMBX.NA.AJ.3	CSI		2,485	1.47%	12/13/49	(779)	(699)	80
CMBX.NA.AJ.3	MSC		960	1.47%	12/13/49	(288)	(270)	18
CMBX.NA.AJ.3	UBS		765	1.47%	12/13/49	(301)	(215)	86
CMBX.NA.BB. 6	UBS		1,980	5.00%	05/11/63	(83)	(228)	(145)
CMBX.NA.BB.6	CSI		4,845	5.00%	05/11/63	(225)	(558)	(333)
CMBX.NA.BB.6	MSC		2,335	5.00%	05/11/63	(150)	(269)	(119)
CMBX.NA.BB.6	UBS		3,520	5.00%	05/11/63	86	(405)	(491)
CMBX.NA.BBB-. 6	CSI		6,715	3.00%	05/11/63	18	(652)	(670)
CMBX.NA.BBB-.6	BCLY		421	3.00%	05/11/63	(13)	(41)	(28)
CMBX.NA.BBB-.6	CSI		7,220	3.00%	05/11/63	(552)	(701)	(149)
CMBX.NA.BBB-.6	DEUT		5,031	3.00%	05/11/63	(144)	(489)	(345)
ITRX.EUR.19	GSC	EUR	31,335	1.00%	06/20/18	(10)	99	109
ITRX.EUR.19	ICE	EUR	11,455	1.00%	06/20/18	(55)	36	91
ITRX.EUR.20	ICE	EUR	2,455	1.00%	12/20/18	3	(7)	(10)
PrimeX.ARM.1	MSC		1,234	4.42%	06/25/36	36	125	89
PrimeX.ARM.2	MSC		8,437	4.58%	06/25/36	(619)	247	866
PrimeX.ARM.2	MSC		1,100	4.58%	12/25/37	37	32	(5)
PrimeX.FRM.1	JPM		973	4.42%	07/25/36	99	98	(1)
Total						$(7,989)	$(10,616)	$(2,627)
Total traded indices						$22,577	$14,918	$(7,659)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

Interest Rate Swap Contracts Outstanding at September 30, 2013

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
GSC	1.73% Fixed	6M EURIBOR	EUR	41,700	01/09/23	$–	$1,275	$1,275
JPM	3M STIBOR	2.16% Fixed	SEK	447,800	01/09/23	–	(3,477)	(3,477)
						$–	$(2,202)	$(2,202)

* Notional shown in U.S. dollars unless otherwise noted.

Spreadlock Swap Contracts Outstanding at September 30, 2013

Counterparty	Strike	Notional Amount	Determination Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CBK	74.8 bps Fixed*	283,000	03/26/14	–	469	469

*	This is a spreadlock swap between the 10-Year constant maturity swap curve ("CMS") and the yield to maturity on a 30-Year FNMA. If the yield to maturity on the 30-Year FNMA minus the 10-Year CMS rate is greater than 0.748%, the Fund will receive money from the counterparty based on this differential. If the yield to maturity on the 30-Year FNMA minus the 10-Year CMS rate is less than 0.748%, the Fund will pay the counterparty.

19

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Securities Sold Short Outstanding at September 30, 2013

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC TBA, 5.50%	$46,900	10/15/2043	$50,813	$(281)
FNMA TBA, 5.00%	6,300	10/15/2043	6,831	(76)
FNMA TBA, 5.50%	200	11/15/2040	218	–
FNMA TBA, 6.00%	3,700	10/15/2043	4,047	(1)
GNMA TBA, 3.00%	79,900	10/15/2042	78,964	(2,871)
GNMA TBA, 3.50%	20,500	12/15/2041	21,073	(625)
GNMA TBA, 4.00%	24,800	10/15/2039	26,156	(354)
GNMA TBA, 4.00%	42,600	10/15/2040	45,090	(965)
GNMA TBA, 5.00%	7,400	10/01/2039	8,039	(87)
			$241,231	$(5,260)

At September 30, 2013, the aggregate value of these securities represents 6.3% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
EUR	EURO
SEK	Swedish Krona

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
PrimeX.FRM	Markit PrimeX Fixed Rate Mortgage Backed Security

Municipal Bond Abbreviations:
FA	Finance Authority
GO	General Obligation
Rev	Revenue

Other Abbreviations:
EURIBOR	Euro Interbank Offered Rate
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
STIBOR	Stockholm Interbank Offer Rate

20

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$572,804	$–	$479,776	$93,028
Corporate Bonds	1,283,496	–	1,274,165	9,331
Foreign Government Obligations	9,258	–	9,258	–
Municipal Bonds	44,085	–	44,085	–
Preferred Stocks	3,659	1,967	1,692	–
Put Options Purchased	713	–	713	–
Senior Floating Rate Interests	167,129	–	167,129	–
U.S. Government Agencies	1,413,499	–	1,413,499	–
U.S. Government Securities	726,573	87,996	638,577	–
Short-Term Investments	369,393	–	369,393	–
Total	$4,590,609	$89,963	$4,398,287	$102,359
Credit Default Swaps *	2,696	–	2,696	–
Foreign Currency Contracts *	952	–	952	–
Futures *	2,883	2,883	–	–
Interest Rate Swaps *	1,275	–	1,275	–
Spreadlock Swaps *	469	–	469	–
Total	$8,275	$2,883	$5,392	$–
Liabilities:
Securities Sold Short	$241,231	$–	$241,231	$–
Total	$241,231	$–	$241,231	$–
Credit Default Swaps *	10,355	–	10,355	–
Foreign Currency Contracts *	113	–	113	–
Futures *	8,256	8,256	–	–
Interest Rate Swaps *	3,477	–	3,477	–
Total	$22,201	$8,256	$13,945	$–

♦	For the nine-month period ended September 30, 2013, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of September 30, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$90,626	$9,151	$(4,109	)†	$5,618	$50,230	$(44,583)	$—	$(13,905)	$93,028
Corporate Bonds	8,928	75	(565	)‡	(3)	3,957	(2,866)	—	(195)	9,331
Total	$99,554	$9,226	$(4,674)		$5,615	$54,187	$(47,449)	$—	$(14,100)	$102,359

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2013 was $(1,236).

‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2013 was $(565).

21

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality

as of September 30, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	4.5%
Aa / AA	3.4
A	7.7
Baa / BBB	19.4
Ba / BB	9.0
B	4.0
Caa / CCC or Lower	5.5
Unrated	0.7
U.S. Government Agencies and Securities	55.9
Non-Debt Securities and Other Short-Term Instruments	9.8
Other Assets & Liabilities	(19.9)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

22

Hartford Value HLS Fund
Schedule of Investments
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2%
	Automobiles and Components - 0.3%
63	General Motors Co. ●	$2,264

	Banks - 7.1%
219	BB&T Corp.	7,406
200	PNC Financial Services Group, Inc.	14,463
609	Wells Fargo & Co.	25,171
		47,040
	Capital Goods - 11.5%
60	3M Co.	7,132
47	Boeing Co.	5,518
139	Eaton Corp. plc	9,574
505	General Electric Co.	12,069
90	Illinois Tool Works, Inc.	6,874
114	Ingersoll-Rand plc	7,381
84	PACCAR, Inc.	4,664
229	Spirit Aerosystems Holdings, Inc. ●	5,544
91	Stanley Black & Decker, Inc.	8,237
82	United Technologies Corp.	8,889
		75,882
	Consumer Durables and Apparel - 2.0%
222	Newell Rubbermaid, Inc.	6,110
58	PVH Corp.	6,858
		12,968
	Diversified Financials - 11.2%
82	Ameriprise Financial, Inc.	7,459
39	BlackRock, Inc.	10,479
245	Citigroup, Inc.	11,863
117	Credit Suisse Group ADR	3,559
59	Goldman Sachs Group, Inc.	9,390
44	IntercontinentalExchange, Inc. ●	8,024
446	JP Morgan Chase & Co.	23,069
230	Solar Cayman Ltd. ⌂■●†	16
		73,859
	Energy - 12.0%
78	Anadarko Petroleum Corp.	7,235
180	Chevron Corp.	21,888
39	EOG Resources, Inc.	6,654
142	Exxon Mobil Corp.	12,254
202	Halliburton Co.	9,719
181	Marathon Oil Corp.	6,323
97	Occidental Petroleum Corp.	9,071
170	Southwestern Energy Co. ●	6,202
		79,346
	Food and Staples Retailing - 1.3%
147	CVS Caremark Corp. ●	8,353

	Food, Beverage and Tobacco - 4.0%
66	Anheuser-Busch InBev N.V. ADR	6,501
54	Diageo plc ADR	6,867
43	Kraft Foods Group, Inc.	2,244
62	PepsiCo, Inc.	4,951
69	Philip Morris International, Inc.	5,934
		26,497
	Health Care Equipment and Services - 4.4%
126	Baxter International, Inc.	8,258
129	Covidien plc	7,865
177	UnitedHealth Group, Inc.	12,690
		28,813
	Insurance - 7.3%
130	ACE Ltd.	12,205
167	American International Group, Inc.	8,138
65	Chubb Corp.	5,814
252	Marsh & McLennan Cos., Inc.	10,965
117	Principal Financial Group, Inc.	4,990
207	Unum Group	6,299
		48,411
	Materials - 4.2%
98	Barrick Gold Corp.	1,824
185	Dow Chemical Co.	7,120
69	E.I. DuPont de Nemours & Co.	4,056
135	International Paper Co.	6,040
78	Nucor Corp.	3,815
277	Steel Dynamics, Inc.	4,622
		27,477
	Media - 3.6%
94	CBS Corp. Class B	5,161
188	Comcast Corp. Class A	8,486
208	Interpublic Group of Cos., Inc.	3,580
178	Thomson Reuters Corp.	6,222
		23,449
	Pharmaceuticals, Biotechnology and Life Sciences - 8.4%
70	Amgen, Inc.	7,848
74	Johnson & Johnson	6,437
339	Merck & Co., Inc.	16,163
272	Pfizer, Inc.	7,820
35	Roche Holding AG	9,571
126	Teva Pharmaceutical Industries Ltd. ADR	4,767
86	Zoetis, Inc.	2,688
		55,294
	Retailing - 5.0%
19	AutoZone, Inc. ●	7,939
3,040	Buck Holdings L.P. ⌂†	212
87	Home Depot, Inc.	6,580
76	Kohl's Corp.	3,926
199	Lowe's Co., Inc.	9,488
82	Nordstrom, Inc.	4,602
		32,747
	Semiconductors and Semiconductor Equipment - 4.6%
142	Analog Devices, Inc.	6,696
408	Intel Corp.	9,345
168	Maxim Integrated Products, Inc.	5,018
203	Xilinx, Inc.	9,504
		30,563
	Software and Services - 1.9%
233	Microsoft Corp.	7,769
198	Symantec Corp.	4,900
		12,669
	Technology Hardware and Equipment - 4.8%
831	Cisco Systems, Inc.	19,459
482	EMC Corp.	12,323
		31,782
	Telecommunication Services - 1.9%
200	AT&T, Inc.	6,762

1

Hartford Value HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.2% - (continued)
	Telecommunication Services - 1.9% - (continued)
116	Verizon Communications, Inc.		$5,429
			12,191
	Utilities - 2.7%
111	Edison International		5,097
65	Entergy Corp.		4,082
40	NextEra Energy, Inc.		3,230
134	Northeast Utilities		5,524
			17,933
	Total common stocks
	(cost $473,526)		$647,538

	Total long-term investments
	(cost $473,526)		$647,538

SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreements - 1.4%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $212, collateralized by FFCB 3.76%, 2024, FHLMC 4.13%, 2029, value of $216)
$212	0.08%, 09/30/2013		$212
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $1,060, collateralized by
FHLMC 2.50% - 5.50%, 2030 - 2043,
FNMA 3.00% - 6.00%, 2022 - 2043,
GNMA 2.50% - 3.00%, 2042 - 2043,
	U.S. Treasury Note 0.88, 2018, value of $1,081)
1,060	0.05%, 09/30/2013		1,060
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $521, collateralized by FHLMC
3.50% - 4.50%, 2021 - 2033, FNMA 2.00%
- 4.00%, 2020 - 2043, GNMA 2.50% -
3.00%, 2043, U.S. Treasury Note 2.38%,
	2014, value of $531)
520	0.08%, 09/30/2013		520
Barclays Capital TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $947, collateralized by U.S.
Treasury Bill 0.04% - 0.08%, 2014, U.S.
Treasury Bond 5.38% - 8.50%, 2020 - 2031,
U.S. Treasury Note 2.00% - 3.13%, 2014 -
	2021, value of $966)
947	0.06%, 09/30/2013		947
Citigroup Global Markets, Inc. TriParty
Repurchase Agreement (maturing on
10/01/2013 in the amount of $2,851,
collateralized by U.S. Treasury Bill 0.03% -
0.12%, 2013 - 2014, U.S. Treasury Bond
6.25% - 8.75%, 2017 - 2023, U.S. Treasury
Note 0.13% - 4.63%, 2013 - 2019,  value of
	$2,908)
2,851	0.05%, 09/30/2013		2,851
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $17, collateralized by FNMA 4.00% - 5.50%, 2025 - 2042, value of $17)
17	0.10%, 09/30/2013		17
RBS Securities Inc. TriParty Repurchase
Agreement (maturing on 10/01/2013 in the
amount of $2,163, collateralized by U.S.
Treasury Bond 3.75% - 8.75%, 2017 - 2041,
U.S. Treasury Note 0.25% - 3.75%, 2014 -
	2019, value of $2,206)
2,163	0.04%, 09/30/2013		2,163
	TD Securities TriParty Repurchase Agreement (maturing on 10/01/2013 in the amount of $1,352, collateralized by FNMA 2.50% - 4.00%, 2027 - 2042, GNMA 2.50%, 2043, value of $1,381)
1,352	0.08%, 09/30/2013		1,352
	UBS Securities, Inc. Repurchase Agreement (maturing on 10/01/2013 in the amount of $12, collateralized by U.S. Treasury Note 0.88%, 2018, value of $12)
12	0.04%, 09/30/2013		12
			9,134
	Total short-term investments
	(cost $9,134)		$9,134

	Total investments
	(cost $482,660) ▲	99.6%	$656,672
	Other assets and liabilities	0.4%	2,344
	Total net assets	100.0%	$659,016

2

Hartford Value HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2013, the cost of securities for federal income tax purposes was $488,419 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$179,838
Unrealized Depreciation	(11,585)
Net Unrealized Appreciation	$168,253

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At September 30, 2013, the aggregate value of these securities was $228, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2013, the aggregate value of these securities was $16, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	3,040	Buck Holdings L.P.	$56
03/2007	230	Solar Cayman Ltd. - 144A	67

At September 30, 2013, the aggregate value of these securities was $228, which rounds to zero percent of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

Hartford Value HLS Fund
Schedule of Investments ― (continued)
September 30, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

September 30, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$647,538	$637,739	$9,571	$228
Short-Term Investments	9,134	–	9,134	–
Total	$656,672	$637,739	$18,705	$228

♦	For the nine-month period ended September 30, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2013
Assets:
Common Stocks	$2,190	$2,098	$(1,469	)*	$—	$—	$(2,591)	$—	$—	$228
Total	$2,190	$2,098	$(1,469)		$—	$—	$(2,591)	$—	$—	$228

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2013 was $(1,469).

4

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: November 14, 2013	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 14, 2013	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: November 14, 2013	By:	/s/ Mark A. Annoni
Mark A. Annoni
Vice President, Treasurer and Controller